As filed with the Securities and Exchange Commission on April 29, 2008

File No. 333-121135

File No. 811-09337

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 4	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 28	☒

Columbus Life Insurance Company Separate Account 1

(Exact Name of Registrant)

Columbus Life Insurance Company

(Name of Depositor)

400 East Fourth Street

Cincinnati, Ohio 45202

(Complete Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: 1-800-677-9595

The Western and Southern Life Insurance Company

400 Broadway

Cincinnati, Ohio  45202

(Name of Guarantor)

Please send copies of all communications to:
DONALD J. WUEBBLING, ESQ.	MARK J. MAHONEY, ESQ.
Columbus Life Insurance Company	M.S. 32
400 East Fourth Street	400 Broadway
Cincinnati, Ohio 45202	Cincinnati, Ohio 45202
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐    immediately upon filing pursuant to paragraph (b)

☒   on May 1, 2008 pursuant to paragraph (b)

☐    60 days after filing pursuant to paragraph (a)(1)

☐    on                      pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

An Indefinite Amount of Interests in

Columbus Life Insurance Company Separate Account 1 Under

Pinnacle II Variable Universal Life Policies

(Title of Securities Being Registered)

PINNACLE II VARIABLE UNIVERSAL LIFE

Columbus Life Insurance Company	Prospectus
Separate Account 1	May 1, 2008

This prospectus describes the Pinnacle II Variable Universal Life flexible premium insurance policies and the investment options available to policy owners. It contains information you should know before purchasing a policy and selecting investment options. Please read this prospectus carefully and keep it for future reference.

Columbus Life Insurance Company issues the policies.

The policies may not be available in all states.  In addition, policy provisions may vary slightly from state to state according to state law.  Please read your policy carefully when you receive it. This prospectus is not part of the insurance policy. The insurance policy will be our contract with you.

Description of benefits in this prospectus depend on the policy being in force.  It is your responsibility to pay enough premium to keep the policy in force.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the policies or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

This policy is not a deposit or obligation of any bank. No bank has guaranteed or endorsed the policy. The policy is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, the National Credit Union Share Insurance Fund or any other government agency.

Investments in variable life insurance policies involve investment risk, including possible loss of principal and earnings.

The policy is a flexible premium variable universal life insurance policy.  The amount or duration of the death benefit may be variable or fixed under specified conditions and may increase or decrease.  The cash value of the policy may increase or decrease in accordance with the experience of the separate account.  You could lose your entire investment, depending on the performance of the investment options.  If this occurs and a no-lapse guarantee is not in effect, there could be no death benefit absent additional payments made to keep the policy in force. (MA)

The purpose of this variable life insurance policy is to provide insurance protection for the beneficiary named therein.

No claim is made that this variable life insurance policy is in any way similar or comparable to a systematic investment plan of a mutual fund. (GA)

TABLE OF CONTENTS

RISK/BENEFIT SUMMARY	5
Policy Benefits	5
Policy Risks	6
Fund Company Risks	6
Fee Tables	7

GENERAL DESCRIPTION OF DEPOSITOR, REGISTRANT, AND INVESTMENT OPTIONS	11
Columbus Life Insurance Company	11
Guarantee of Insurance Obligations	11
Columbus Life Insurance Company Separate Account 1	11
Notice Regarding Producer Compensation	12
Sub-Account Investment Options	13
Voting Rights	16
Fixed Account	16

POLICY CHARGES	17
Premium Expense Charge	17
State Tax Charge	18
Cost of Insurance Charge	18
Per $1,000 Charge	19
Per Policy Charge	20
Mortality and Expense Risk Charge	20
Rider Charges	20
Surrender Charge	21
Transfer Fee	22
Withdrawal Fee	22
Administrative Fee	22

GENERAL DESCRIPTION OF THE POLICIES	23
Who Can Purchase a Policy	23
Allocation of Net Premiums and Transfers Among Investment Options	23
Market Timing	25
Dollar Cost Averaging Program	26
Automatic Rebalancing Program	26
Rider Benefits	27
Conversion	33
Policy Changes	33
Assignment of Policy	34
Contestability	34

PREMIUMS	35
Premium Payments	35
Planned Premium	35
Net Premium	36
Target Premium	36

Term No-Lapse Guarantee Premium	36

DEATH BENEFIT	37
Death Benefit	37
Table Of Death Benefit Factors And Example Of Death Benefit Calculation	38
Suicide Exclusion	39
Aviation Exclusion	39
Effective Date of Coverage and Temporary Insurance	39
Changes to Coverage	40
Extended Coverage Period	40
Payment Options	41

POLICY VALUES AND VALUATION	42
Account Value	42
Net Cash Surrender Value	42
Valuation of the Sub-Accounts	42

SURRENDER AND PARTIAL WITHDRAWALS	44
Surrender	44
Partial Withdrawals	44
Canceling the Policy Without Penalty	44
Delay in Payment	45

LOANS	46

LAPSE AND REINSTATEMENT	47

TAXES	48
Tax Status of Policy	48
Modified Endowment Contract	48
Tax Consequences of Withdrawals and Loans	49
Accelerated Death Benefits	49
Extended Coverage	50
Tax Consequences on Insured’s Death	50
Death of Owner Who is Not the Insured	50
Transfers	50
Federal Estate and Gift Tax	50
Corporate and Qualified Retirement Plan Ownership	51
Withholding	51

LEGAL PROCEEDINGS	52

FINANCIAL STATEMENTS	52

TERMINOLOGY INDEX	53

STATEMENT OF ADDITIONAL INFORMATION	55

PERSONALIZED ILLUSTRATION	55

CONTACT US	55

RISK/BENEFIT SUMMARY

Policy Benefits

The policy provides life insurance coverage on the life of one insured person until the insured’s age 100, so long as you do not surrender the policy or allow it to lapse.  The death benefit is payable on the death of the insured.  You have a choice of two death benefit options. The face amount option is less costly and allows you to focus on building a higher cash value.  The face amount plus account value option allows you to focus on building a higher death benefit, but because it is more costly, your cash value will be less than under the face amount option.  With either option, the death benefit will not be less than the “corridor” death benefit amount required by federal tax law. See the Death Benefit section of this prospectus.

Because this is a variable policy, you will invest the cash value of the policy in the available underlying funds.  A fixed account option, guaranteed by Columbus Life, is also available.  See the Sub-Account Investment Options and Fixed Account sections of this prospectus.  You will have access to the cash value of the policy through withdrawals and loans, subject to certain restrictions.  See the Surrender, Partial Withdrawals, and Loans sections of this prospectus.

The base policy includes a no-lapse guarantee which assures that your policy will not lapse during the first five policy years so long as you pay a minimum amount of premium that we specify. Policy years are years measured from the date we issue the policy.  See the Term No-Lapse Guarantee Premium section of this prospectus.  In addition, if your policy is in force, and not in a grace period, on the policy anniversary when the insured is age 100, your policy will continue with a death benefit equal to the greater of the face amount and the cash surrender value, less indebtedness, until you surrender it or until the death of the insured. A policy anniversary is a yearly anniversary of the date we issue the policy. See the Extended Coverage section of this prospectus.

Additional benefits may be available by rider.  See the Riders section of this prospectus.

You have a right to examine the policy when you receive it.  If you are not satisfied, in most states, you may return the policy to us or to one of our agents within 30 days without incurring any charges. You will bear the risk of investment gain or loss during this period.  In some states, if you wish to cancel the policy without incurring any charges, you must return it within 10 days, and we will refund the premium paid to you.  See the Canceling the Policy Without Penalty section of this prospectus.

Policy Risks

There are risks of investing in a variable universal life policy.  You bear the risk that the investment options you select will not perform well.  In other words, you bear the entire risk of loss of principal and earnings on amounts invested in the sub-accounts.  And, if your policy does not perform well you may have to make higher than planned premium payments to cover the monthly policy charges.  If you do not pay enough premium, you bear the risk that your policy will lapse.  See the Lapse and Reinstatement section of this prospectus.

Variable universal life is not suitable as a short-term savings vehicle.  Successful investment in the sub-accounts may depend on long-term investing. See the Investment Options section of this prospectus.  In addition, a surrender charge applies if the policy terminates during the first twelve policy years, or within twelve years of an increase in face amount. See the Surrender Charge section of this prospectus.

There is a possibility of adverse tax consequences.  A policy could fail to qualify as life insurance if coverage extends beyond the insured’s age 100, or if excessive premiums are paid into the policy. We monitor premium payments and will generally reject any premium that would cause a policy to fail to qualify as life insurance.  Alternatively, your policy could be treated as a “modified endowment contract.” Withdrawals and loans are generally subject to income tax (to the extent of the gain in the contract) if the policy is a modified endowment contract, and a 10% federal tax penalty may apply to distributions, including loans. We will notify you if your policy has become a modified endowment contract. See the Taxes section of this prospectus.  You should consult a qualified tax advisor about the tax consequences of owning a policy.

Fund Company Risks

A comprehensive discussion of the risks of investing in each fund is included in the fund company prospectuses.  Some funds involve more risk than other funds.  Please discuss these risks with your registered representative.

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy.  The first table describes the fees and expenses that you will pay at the time that you make premium payments, make withdrawals or surrender the policy, or transfer cash value between investment options.

Transaction Fees

Charge	When Charge is Deducted	Maximum Charge	Current Charge
Premium Expense Charge*	Receipt of premium	7.50% of each premium	6.50% of each premium
State Tax Charge**	Receipt of premium	3.50% of each premium	1.40% to 3.50% of each premium
Surrender Charge***	Full surrender or lapse during first 12 policy years or within 12 years of an increase in face amount	$45.00 per $1,000 of initial face amount or increase amount	$45.00 per $1,000 of initial face amount or increase amount
Withdrawal Fee	Each withdrawal after the first in a policy year	$50 per withdrawal	$50 per withdrawal
Transfer Fee	Each transfer from a sub-account after the twelfth in a policy year	$10 per transfer	$10 per transfer
Administrative Fee	Each request under the Accelerated Death Benefit Rider, and Accelerated Death Benefit Plus Rider	$150 per request	$150 per request
Net Interest Rate for Policy Loans****	Accrues on outstanding indebtedness daily	1% per annum of outstanding indebtedness	1% per annum of outstanding indebtedness
Overloan Protection Rider Charge	When benefits under the rider are elected	Overloan Protection Rider charge of 3.5% multiplied by the account value on the election date	Overloan Protection Rider charge of 3.5% multiplied by the account value on the election date

*Rates decline over a period of years and with higher premium payments.  See the Premium Expense Charge section of this prospectus.

**We charge the actual state tax charge rate for the state of your residence, as a percent of each premium. See the State Tax Charge section of this prospectus.

***The maximum initial surrender charge for a particular policy varies by individual characteristics.  Surrender charges for all policies are level for the first five policy years and then decline over the next seven policy years, and disappear completely in the thirteenth policy year.  The new surrender charge that applies to an increase in face amount decreases according to the same schedule. See the Surrender Charge section of this prospectus.

****The net interest rate is the difference between the rate we charge on policy loans and the rate we credit on the loan account. The rate currently credited may change which would affect the net interest rate, but the net interest rate will not exceed 1%.  If indebtedness is not repaid, it will be deducted from the account value upon termination of the policy; or, if indebtedness is outstanding at the time of the insured’s death, it will be deducted from the death benefit. See the Loans section of this prospectus.

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the policy, not including fund company fees and expenses.

Periodic Charges Other Than Fund Company Operating Expenses
That DO NOT Depend on Individual Characteristics of the Insured

Charge	When Charge is Deducted	Maximum Charge (on an annual basis)	Current Charge (on an annual basis)
Per Policy Charge	Monthly	$108.00 flat fee	$90.00 flat fee
Mortality & Expense Risk Charge*	Monthly	0.90% of variable account value	0.70% of variable account value

* Rates can decline in year 13 and again in year 21 depending on variable account value band.  See the Mortality and Expense Risk Charge section of this prospectus.

Periodic Charges Other Than Fund Company Operating Expenses
That DO Depend on Individual Characteristics of the Insured

Charge	When Charge is Deducted	Maximum Charge (on an annual basis)	Minimum Charge* (on an annual basis)	Annual charge for 45-year-old male standard non- tobacco user insured**
Cost of Insurance Charge***	Monthly	$1,000.00	$0.24	$1.70
		per $1,000 of net amount at risk attributable to base policy face amount
Per $1,000 Charge***	Monthly during first	$13.50	$1.14	$1.65
	twelve policy years and for twelve years after an increase in face amount	per $1,000 of initial base policy face amount
Optional Rider Charges***
Additional Life Rider	Monthly	$1,000.00	$0.24	$1.50
		per $1,000 of net amount at risk attributable to additional life rider face amount
Extended No-Lapse	Monthly	$0.12	$0.12	$0.12
Guarantee Rider		per $1,000 of base policy face amount plus additional life rider face amount
Extended Maturity Benefit	Monthly (choice of	$4.66	$0.03	$0.04
Plus Rider	paying over life of policy or beginning at insured’s age 80)	per $1,000 of base policy face amount plus additional life rider face amount
Enhanced Cash Value Rider	Monthly during first	$5.16	$0.24	$1.20
	policy year	per $1,000 of base policy face amount
Other Insured Rider	Monthly	$378.72	$0.84	Charge for a 35-year-old female standard non-tobacco user: $1.32
		per $1,000 of other insured benefit amount
Accidental Death Rider	Monthly	$2.52	$0.96	$1.20
		per $1,000 of accidental death benefit amount
Insured Insurability Rider	Monthly	$2.40	$0.48	$2.40 (at maximum issue age of 39)
		per $1,000 of insured insurability option amount
Disability Credit Rider	Monthly	$178.80	$10.80	$60.00
		per $1,000 of credit amount
Children’s Term Rider	Monthly	$5.64	$5.64	$5.64 per family
		per $1,000 of children’s term benefit amount

*Minimum charges shown are for insured(s) that pose the least risk to us, and are for the first policy year only.  Most cost of insurance charges increase significantly each year.

**Charge shown is at issue.  Most cost of insurance charges increase each year as the insured ages, subject to the maximum charges shown.

***Most cost of insurance charges and per $1,000 charges vary based on individual characteristics. Minimum and maximum charges shown may not be representative of the charges that particular policy owners will pay. Maximum cost of insurance charges for substandard risk classes may be higher than those shown. You may obtain more information from your registered representative about cost of insurance charges and per $1,000 charges that would apply to your policy.

The next table shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the policy.  More detail concerning each fund’s fees and expenses is included in the prospectus for each fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including fees, distribution and/or services fees, and other expenses)	0.28%	1.93%

The minimum and maximum are based on management fees and other expenses incurred, before fee waivers or expense reimbursements, for the 12-month period ended December 31, 2007.

If fee waiver arrangements or expense reimbursements were reflected in Total Annual Fund Operating Expenses, the minimum and maximum total expenses would be 0.28% and 1.65% respectively.  The expense reimbursement and fee waiver arrangement reflected in the minimum is contractual through December 31, 2008 for one of two funds with this minimum fee and contractual through April 30, 2009 for the second fund with this minimum fee.  The expense reimbursement and fee waiver arrangement reflected in the maximum is voluntary and may be terminated at any time.

GENERAL DESCRIPTION OF DEPOSITOR, REGISTRANT, AND INVESTMENT OPTIONS

Columbus Life Insurance Company

The Depositor is Columbus Life Insurance Company (Columbus Life), 400 East Fourth Street, Cincinnati, OH 45202.

Guarantee of Insurance Obligations

Insurance obligations under the policies issued by Columbus Life are guaranteed by The Western and Southern Life Insurance Company (WSLIC), an affiliate of Columbus Life.  Insurance obligations include, without limitation, payout options with lifetime guarantees, death benefits and account values invested in the Fixed Account.  The guarantee does not guarantee account value or the investment performance of the variable investment options available under the policies.  The guarantee provides that policy owners can enforce the guarantee directly.

Columbus Life expects that the WSLIC guarantee will continue indefinitely.  However, if the guarantee terminates, the insurance obligations on policies issued prior to the termination of the guarantee would continue to be covered by the guarantee, including obligations arising from premium payments or other payments received after termination, until satisfied in full.  Policies issued after termination would not be covered by the guarantee.

WSLIC is a stock life insurance company incorporated under the laws of the State of Ohio on February 23, 1888.  WSLIC’s principal executive office is located at 400 Broadway, Cincinnati, Ohio 45202.  WSLIC is licensed in 43 states of the United States and the District of Columbia.  WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc.

Columbus Life Insurance Company Separate Account 1

The Registrant is Columbus Life Insurance Company Separate Account 1 (Separate Account 1). Separate Account 1 holds the investments allocated to the sub-accounts by policy owners.  It may also hold assets for the benefit of owners of certain other variable universal life insurance policies that it issues. Separate Account 1 invests the assets of each sub-account in an underlying fund.

Each sub-account buys shares of a fund at net asset value without a sales charge. Each sub-account reinvests dividends and capital gains distributions from a fund in the shares of that fund at net asset value without a sales charge. Each sub-account redeems fund shares attributable to a policy at net asset value to the extent necessary to make payment of death proceeds or other payments under the policy.

The income, gains, and losses credited to, or charged against, Separate Account 1 reflect Separate Account 1’s own investment experience and not the investment experience of Columbus Life’s other assets.  The assets of Separate Account 1 may not be used to pay any liabilities of Columbus

Life other than those arising from the policies.  Columbus Life is obligated to pay all amounts guaranteed under the policies.

Notice Regarding Producer Compensation

Columbus Life may enter into marketing expense agreements with selected broker-dealers that distribute its products.  Marketing expense compensation is intended to reimburse the broker-dealer for expenses incurred in marketing Columbus Life variable universal life insurance products.  Marketing expense reimbursement, together with commission payments, will not exceed the maximum commission levels disclosed in the Statement of Additional Information.

A broker-dealer or financial institution that distributes our variable life contracts may receive additional compensation from us for training, marketing or other services provided.  Columbus Life may enter into focus sponsor agreements with selected broker-dealers that distribute its products.  Focus sponsor fees are intended to defray the broker-dealer’s costs of hosting conferences at which Columbus Life variable universal life products are marketed to registered representatives.  For example, Columbus Life may contribute to the cost of exhibitor fees, speaker fees, and conference meals.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable life insurance contract.  This could be considered a conflict of interest.

Sub-Account Investment Options

The funds listed on the next two pages are the sub-account investment options under this policy.

The fund advisors and sub-advisors do not guarantee that the funds will meet their investment objectives. More complete information about each fund, including information about its risks, performance and other investment strategies, is included in the prospectus of the fund. You may obtain copies of fund prospectuses from your registered representative, or from us by calling 1-800-677-9595.  You may also access fund prospectuses on our website at www.columbuslife.com under “Explore Our Products”.  Please read each prospectus carefully before you make decisions about your investment options.

A fund may have a name and/or investment objective that is very similar to the name of a publicly available mutual fund managed by the same advisor or sub-advisor. The funds in which the sub-accounts invest are not publicly available and will not have the same performance as those publicly available mutual funds. Different performance will result from differences in various factors that affect the operation of a fund, such as implementation of investment policies, fund expenses and the size of the fund. In addition, the investment return of your policy will be less than the investment return of funds you select because you will pay policy charges.

We have entered into agreements between Columbus Life or Touchstone Securities, Inc. and the investment advisors or distributors of each of the funds.  Under the terms of these agreements, we will provide administrative, marketing and/or distribution services to the funds.  For these services,  the funds or their investment advisors or distributors pay us fees equal to an annual rate ranging from 0.05% to 0.35% of the average net assets invested by the sub-account investment options in the funds.  These fees may be paid from the investment advisors’ assets or the funds under distribution and/or servicing plans adopted by the funds pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act).  In addition, we may receive marketing allowances from investment advisors to support training and distribution efforts.

Type

Advisor/Sub-Advisor*

AIM Variable Insurance Funds
AIM V.I. Basic Value Fund - Series II Shares	Large Cap Value
AIM V.I. Capital Appreciation Fund - Series II Shares	Large Cap Growth	Invesco AIM Advisors, Inc.

AIM V.I. Core Equity Fund - Series II Shares

Large Cap Blend

Sub-advisor(s): AIM Funds Management Inc. (AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. on or prior to December 31, 2008); Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited

DWS Investments VIT Funds
DWS Equity 500 Index VIP - Class A	Large Cap Blend	Deutsche Investment Management Americas Inc.
DWS Small Cap Index VIP - Class A	Small Cap Blend	Sub-Advisor: Northern Trust Investments, N.A.
Fidelity® Variable Insurance Products Funds
Fidelity® VIP Equity-Income Portfolio – Service Class 2	Large Cap Value
Fidelity® VIP Contrafund® Portfolio – Service Class 2	Flexible Investment Strategy	Fidelity Management & Research Company
Fidelity® VIP Growth & Income Portfolio – Service Class 2	Large Cap Blend
Fidelity® VIP Growth Portfolio – Service Class 2	Large Cap Growth
Fidelity® VIP Asset ManagerSM Portfolio– Service Class 2	Balanced
Fidelity® VIP Balanced Portfolio – Service Class 2	Balanced
Fidelity® VIP Mid Cap Portfolio – Service Class 2	Mid Cap Growth
Fidelity® VIP Money Market Portfolio – Initial Class	Money Market
Fidelity® Freedom Funds 2010	Total Return
Fidelity® Freedom Funds 2015	Total Return
Fidelity® Freedom Funds 2020	Total Return
Fidelity® Freedom Funds 2025	Total Return
Fidelity® Freedom Funds 2030	Total Return
Franklin Templeton Variable Insurance Products Trust
Franklin Growth and Income Securities Fund - Class 2	Large Cap Value
Franklin Income Securities Fund - Class 2	Balanced	Franklin Advisors, Inc.
Franklin U.S. Government Fund - Class 2	Fixed Income - Gov’t
Franklin Large Cap Growth Securities Fund - Class 2	Large Cap Growth
Templeton Foreign Securities Fund - Class 2	International Equity	Templeton Investment Counsel, LLC
Templeton Growth Securities Fund - Class 2	Global Equity	Templeton Global Advisors Limited, under an agreement with manager Templeton Asset Management Ltd. (Asset Management) which also acts as a sub-advisor for Templeton Growth Securities Fund
Mutual Shares Securities Fund - Class 2	Mid Cap Value	Franklin Mutual Advisers, LLC
Janus Aspen Series
Janus Aspen Mid Cap Growth Portfolio – Service Shares	Mid Cap Growth
Janus Aspen Forty Portfolio – Service Shares	Large Cap Growth	Janus Capital Management LLC
Janus Aspen Worldwide Growth Portfolio – Service Shares	Global Equity

Type

Advisor/Sub-Advisor*

Oppenheimer Variable Account Funds
Oppenheimer MidCap Fund/VA – Service Class	Mid Cap Growth
Oppenheimer Strategic Bond Fund/VA – Service Class	Multi-Sector Bond	OppenheimerFunds, Inc.
(Oppenheimer) Panorama Series Fund, Inc.
Oppenheimer International Growth Fund/VA – Service Class	International Equity	OppenheimerFunds, Inc.
Putnam Variable Trust

Putnam VT Growth and Income Fund - Class IB

Large Cap Value

Putnam VT International Equity Fund - Class IB	International Stock
Putnam VT Small Cap Value Fund - Class IB	Small Cap Value	Putnam Investment Management, LLC
Touchstone Variable Series Trust*
Touchstone Baron Small Cap Growth Fund	Small Cap Growth	BAMCO, Inc.
Touchstone Mid Cap Growth Fund	Mid Cap Growth	TCW Investment Management Company; Westfield Capital Management Company, LLC
Touchstone Third Avenue Value Fund	All Cap Value	Third Avenue Management LLC
Touchstone High Yield Fund	Fixed Income - Hi Yield
Touchstone Core Bond Fund	Fixed Income - Corp	Fort Washington Investment Advisors, Inc.
Touchstone Money Market Fund	Money Market

Touchstone Large Cap Core Equity Fund (1)

Large Cap Core Equity

Touchstone Conservative ETF	Growth & Income
Touchstone Moderate ETF	Growth	Todd Investment Advisors, Inc.
Touchstone Aggressive ETF	Growth
Touchstone Enhanced ETF	Growth
Van Kampen Life Investment Trust

Van Kampen LIT Comstock Portfolio - Class II

Large Cap Value

Van Kampen Asset Management

Van Kampen LIT Capital Growth Portfolio - Class II (2)	Large Cap Growth
The Universal Institutional Funds, Inc. (UIF)
UIF Emerging Markets Equity Portfolio - Class II	Emerging Markets	Morgan Stanley Investment Management Inc., dba Van Kampen; Sub-Advisor: Morgan Stanley Investment Management Company
UIF U.S. Mid Cap Value Portfolio – Class II	Mid Cap Value

(1) Formerly Touchstone Enhanced Dividend 30 Fund.

(2) Formerly Van Kampen LIT Strategic Growth Portfolio – Class II.

*The advisor listed for each of the Touchstone Variable Series Trust funds is a sub-advisor to Touchstone Advisors, Inc.

Touchstone Advisors, Inc., Todd Investment Advisors, Inc., and Fort Washington Investment Advisors, Inc. are affiliates of Columbus Life.  Touchstone Variable Series Trust is also an affiliate of Columbus Life.

Voting Rights

Separate Account 1 is entitled to vote the fund shares it holds at any meeting of shareholders of the funds.  If you had an interest in a sub-account on the record date for a shareholder vote, we will ask you for voting instructions.  We will vote the number of fund shares represented by your interest in the sub-account according to your instructions.

If we do not receive voting instructions from you, we will vote the shares for which you are entitled to provide instructions in the same proportion as the voting instructions received from policy owners who provide instructions. If Columbus Life itself is entitled to vote at the shareholders meeting, it will vote its shares in the same manner.

We may disregard voting instructions to the extent permitted or required by law. If we disregard the voting instructions we receive, we will include a summary of our actions in our next report to you.

Fixed Account

The fixed account is an investment option under the policy.

Amounts allocated to the fixed account will earn a fixed rate of interest. We guarantee that this interest rate will never be less than an effective annual rate of at least 3%. We may, but are not required to, credit interest in excess of this rate.

Amounts allocated to the fixed account become part of Columbus Life’s general account assets.  The general account contains all of Columbus Life’s assets other than those in Columbus Life separate accounts.  General account assets support Columbus Life’s annuity and insurance obligations and are subject to the general liabilities of Columbus Life.

POLICY CHARGES

We assess charges to support the operation of your policy and Separate Account 1. We deduct some charges from your premium payments and others from your account value.  When we deduct charges from your account value, we deduct them pro rata from the sub-accounts and fixed account in which your account value is invested unless you have instructed us to deduct these charges from a specific sub-account or the fixed account.  The purpose of a charge is explained in the description of each charge below. We pay the state tax charge to the state of your residence. We pay federal taxes due to the Internal Revenue Service.  We pay distribution expenses to Touchstone Securities, Inc. and other broker-dealers.  We retain charges that pay for administrative expenses to offset our internal and external operating costs associated with the policies.  We retain charges that compensate us for risks we assume under the policies.

In addition, the funds pay management fees and expenses, and in some cases distribution fees, which are deducted from fund assets.  These charges to the funds are reflected in the daily net asset values of the funds and in the sub-account accumulation unit values. Fund company fees and expenses are described in more detail in the fund prospectuses.  Fund distribution fees are paid to Columbus Life and other insurance companies or their distributors.

Premium Charges

Premium Expense Charge

The premium expense charge partially covers our distribution expenses and federal taxes associated with the policy. We deduct the premium expense charge from each premium payment that we receive from you before we allocate the net premium to your investment options. The amount of the premium expense charge is determined by multiplying the applicable premium expense charge rate(s) by the premium (or proportionate part thereof). When there have been increases in face amount, we allocate a premium payment among the layers of face amount in proportion to the target premium for each layer.

Current Premium Expense Charge Rates

Years Layer of Face Amount Has Been in Effect	For Premium Received in a Year Up to Target Premium	For Premium Received in a Year In Excess of Target Premium

1-12	6.50%	3.25%
13+	2.50%	1.75%

Maximum Premium Expense Charge Rates

Years Layer of Face Amount Has Been in Effect	For Premium Received in a Year Up to Target Premium	For Premium Received in a Year In Excess of Target Premium

1-12	7.50%	4.25%
13+	3.50%	2.75%

At our option, we may charge rates different than the current rates shown above. However, the premium expense charge rates are guaranteed to be no more than the maximum rates shown above.

State Tax Charge

The state tax charge covers state taxes on insurance premiums, which are estimated to range from 1.4% to 3.50%. We will deduct the state tax charge from each premium payment that we receive from you before we allocate the net premium to your investment options.  The amount of the state tax charge is determined by multiplying the state tax charge rate for your state times the premium.

Monthly Policy Charges

We deduct monthly policy charges on each monthly anniversary day. A monthly anniversary day is the day we issue the policy and each monthly anniversary of that date.  Monthly policy charges are deducted from your account value.

Cost of Insurance Charge

The cost of insurance charge compensates us for the insurance risk we assume under the base policy. The amount of the cost of insurance charge is determined by multiplying the current cost of insurance charge rate times the net amount at risk for the policy on the monthly anniversary day.

The net amount at risk for the policy is the amount of the death benefit for which we are at risk.  The net amount at risk on any monthly anniversary day is equal to:

(a)	The death benefit plus indebtedness, divided by 1.0024663; minus
(b)	The account value after deduction of monthly policy charges, other than the cost of insurance charge, on that monthly anniversary day.

The maximum guaranteed cost of insurance charge rates depend on the age, sex and risk class of the insured as of the date we issue the policy.  The maximum rate is different for each policy year.  Generally, the maximum rate increases each year over the life of a policy due to the increasing age of the insured.  The maximum rates for your policy are shown in your policy.  The maximum monthly rate for any policy is $83.333333 per $1,000 of net amount at risk. We may change these maximum rates if your policy terminates and is later reinstated. We may charge current cost of insurance rates that are less than the maximum rates shown in your policy.  Our current rates may be lower for higher face amounts. In addition, your overall cost of insurance charges will be lower if a portion of your death benefit is provided under the Additional Life Rider (also known as Supplemental Coverage Rider or SCR).

Per $1,000 Charge

The per $1,000 charge partially compensates us for issuing and distributing the policy. The amount of the per $1,000 charge is determined by multiplying the per $1,000 charge rate times the face amount or increase in face amount. The per $1,000 charge applies for the first twelve policy years. If you request an increase in face amount, a new per $1,000 charge rate will apply to the face increase for twelve years following the increase.  If the face amount is increased due to a death benefit option change, or decreased for any reason, we will continue to calculate the per $1,000 charge as if the increase or decrease had not occurred.

The per $1,000 charge rates depend on the age, sex and risk class of the insured as of the date we issue the policy or the date of an increase in face amount. The maximum monthly per $1,000 charge rate we may charge is $1.12501 per $1,000 of initial base policy face amount. The per $1,000 charge rate(s) for your policy will be shown in your policy.

This charge does not apply to additional life rider specified amount.

Per Policy Charge

The per policy charge partially compensates us for administering the policy. The maximum per policy charge is $9.00 per month. The current per policy charge is $7.50 per month.  The per policy charge is the same for all policies.  At our option, we may change the current per policy charge but we will not charge more than the maximum per policy charge.

Mortality and Expense Risk Charge

The mortality and expense risk charge partially compensates us for assuming the mortality risk and the expense risk associated with the policy. We assume a mortality risk that the insureds will not live as long as we expect and therefore the cost of charges that we collect before we pay the death benefit under the policy will be less than we expect. We take an expense risk that the costs of issuing and administering the policy will be greater than we expect. The amount of the mortality and expense risk charge is determined by multiplying the current applicable mortality and expense risk charge rate(s) from the table below (expressed as a monthly rate) times the applicable band(s) of variable account value on the monthly anniversary day. The variable account value is the value of your investment in the sub-accounts.

Policy Year	Variable Account Value Band	Current Annual Mortality and Expense Risk Charge Rate	Maximum Annual Mortality and Expense Risk Charge Rate

1 – 12	All Amounts	0.70%	0.90%

13+	0 - $25,000	0.70%	0.90%
	$25,001 - $50,000	0.45%	0.65%
	$50,001 - $250,000	0.20%	0.40%
	$250,001+	0.10%	0.30%

21+	0 - $25,000	0.50%	0.90%
	$25,001 - $50,000	0.25%	0.65%
	$50,001 - $250,000	0.00%	0.40%
	$250,001+	0.00%	0.30%

At our option, we may charge rates different than the current rates shown. However, the mortality and expense risk charge rates are guaranteed to be no more than the maximum rates shown.

Rider Charges

For any optional rider you add to your policy, there will be a cost of insurance charge.  The rider charge will be determined on each monthly anniversary day that the charge applies. The rider charge rates will be shown in your policy.  See the Rider Benefits section of this prospectus.

Transaction Charges

Surrender Charge

The surrender charge partially compensates us for issuing and distributing the policy. During the first 12 policy years a surrender charge will be deducted from your account value if your policy is surrendered in full or terminates when a grace period ends without sufficient premium or loan repayment being paid to keep the policy in force. If you request an increase in face amount, a new surrender charge will apply for twelve years following the increase. Surrender charges vary depending on age and risk class of the insured when the policy is issued or on the date of an increase.  Surrender charge amounts are determined when we issue the policy or increase the face amount and do not change even if there are other policy changes, such as decreases.

The maximum surrender charges for any policy (shown as a percentage of initial annual target premium for the base policy) are shown in the table below.  The maximum target premium for any policy is $44.50 per $1,000 of face amount.

Policy Year (or year from date of increase)	1	2	3	4	5	6
Maximum Surrender Charge Rate	90%	90%	90%	90%	90%	89%

Policy Year (or year from date of increase)	7	8	9	10	11	12
Maximum Surrender Charge Rate	77%	65%	53%	41%	28.75%	13.75%

For older issue ages, the initial surrender charge would be less than 90% of target premium. The surrender charge remains at the initial level during the first five policy years. During policy years six through ten, the surrender charge reduces uniformly each month, reaching 1/3 of its initial value by the end of the tenth policy year.  During policy years 11 and 12, it decreases at an accelerated rate and disappears by the end of year 12. A surrender charge applicable to an increase will decrease according to the same schedule. Your policy will show the surrender charge amounts, in dollars, that we would charge if you surrendered your policy in any month during the first 12 policy years or 12 years from an increase in face amount.

This charge does not apply to additional life rider specified amount.

Transfer Fee

We charge $10 per transfer for each transfer from a sub-account after the twelfth in a policy year as partial compensation for our administrative costs. We deduct this fee from your account value.

Withdrawal Fee

We charge $50 per withdrawal for each withdrawal after the first in a policy year as partial compensation for our administrative costs. We deduct this fee from your account value.

Administrative Fee

We may charge an administrative fee of up to $150 to process a request under certain riders that are automatically added to your policy.  See the Rider Benefits section of this prospectus.

GENERAL DESCRIPTION OF THE POLICIES

The policy is a flexible premium variable universal life insurance policy. It is nonparticipating, which means it does not pay dividends.  The policy is a contract between you (the owner or joint owners) and Columbus Life.  The owner has all rights under the policy subject to any assignment and to the rights of an irrevocable beneficiary to consent to a change of beneficiary.  If there are joint owners, both joint owners must consent in writing to the exercise of any rights under the policy.

The policy provides life insurance coverage on the life of one insured person (the insured).  The death benefit is payable on the insured’s death to the person or persons you designate (the beneficiary(ies)).

Who Can Purchase a Policy

You can apply for a policy by contacting your insurance agent/financial representative. We will not issue a policy unless the insured meets our underwriting standards. We will also not issue a policy that insures a person who will be over 79 years of age on the date we approve the application.

When we review an application for a policy, we examine certain information bearing on the insurance risk we would undertake in order to provide the requested coverage on the proposed insured’s life.  Factors bearing on insurance risk include the proposed insured’s occupation; avocations; medical history including family medical histories; current health status including height, weight, blood pressure and chronic illness; and other factors such as tobacco usage and driving record.  After we evaluate this information, we place the insured in a risk class.  The risk classes we currently use are preferred non-tobacco user; preferred tobacco user; standard non-tobacco user; standard tobacco user; and various “substandard” classes involving higher risk. Policy charges that pay for the costs of insurance coverage vary by policy depending on the age, sex and risk class of the insured.

Allocation of Net Premiums and Transfers Among Investment Options

You allocate your net premiums by specifying on your application the percentage of your net premiums you would like to allocate to each investment option. You may change your allocation instructions at any time by notifying us either by telephone or in writing. When we receive a premium payment from you, we allocate the net premium based on the most recent allocation instructions we have received from you.

After the initial premium has been allocated, or after your free look period, if later, you can transfer your account value among the sub-accounts or from the sub-accounts to the fixed account up to 12 times per policy year without charge. Each transfer must be at least $250 or the total value of the sub-account, if less than $250. We will charge you $10 for each additional transfer either among the sub-accounts or from the sub-accounts to the fixed account. You are also permitted to make 1 transfer from the fixed account per policy year.  There is no charge for this transfer. The minimum transfer from the fixed account is $250. In the first 4 policy years, you cannot transfer more than 25% of your interest in the fixed account in a policy year.

The above transfer rules do not apply to dollar cost averaging transfers, automatic rebalancing transfers, or automatic transfers from the sub-accounts to satisfy the Extended No-Lapse Guarantee Rider premium test.  All transfers requested on the same day will be considered a single transfer for purposes of these rules and transfer fees.

The rules below determine the valuation date on which we process a transaction. (Transactions are always processed at the accumulation unit value determined on the night of the valuation date on which we process the transaction, i.e., the “next-determined value.”  See the Valuation of the Sub-Accounts section of this prospectus for information about valuation.)

•                  If we receive your premium payment or transfer instructions in good order on a valuation date before the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time), we will process the transaction on that valuation date.

•                  If not, we will process the transaction on the next valuation date.

•                  Your initial premium payment will be allocated to a money market sub-account on the date we issue the policy (or the date we have received the initial premium and any required amendments to the application). It will be allocated to the investment options you select 15 days after the date it was allocated to a money market sub-account.

In addition, we reserve the right to deposit premium in a money market sub-account for the duration of the free look period if such period exceeds 15 days.

The minimum allocation or transfer to a single investment option is 1% of the amount allocated or transferred.  All allocations or transfers to a single investment option must be in whole percentages.

If we accept premium payments for you from an employer or an employer plan, we will apply the premium to your policy according to our allocation rules as of the date we receive it in our office from your employer or employer plan.

Market Timing

Frequent transfers among sub-accounts (“market timing”) can disrupt an underlying fund’s ability to process transactions. This may disadvantage other policy owners because the underlying funds may incur increased transaction costs that are passed on to other policy owners.  Accordingly, Columbus Life has a policy in place with respect to market timing transfers among sub-accounts (“market timing”). Columbus Life will refuse to honor a transfer request made by any means other than ordinary U.S. mail that would result in a transfer into or out of any international or high yield sub-account of the Separate Account within five (5) business days of an opposite requested transfer or automatic rebalancing transfer into or out of the same sub-account.  There are no exceptions to this policy.  Currently, the Separate Account offers the following international and high yield sub-accounts:

•                  Templeton Foreign Securities Fund

•                  Janus Aspen Worldwide Growth Portfolio

•                  Oppenheimer International Growth Fund/VA

•                  Putnam VT International Equity Fund

•                  Touchstone High Yield Fund

•                  Van Kampen UIF Emerging Markets Equity Portfolio

Columbus Life believes this is an appropriate market timing policy for the Separate Account in light of contractual restrictions on free transfers (see the Transfers section of this prospectus) and historical transfer activity within the Separate Account.  However, Columbus Life’s policy may not be effective in deterring all market timers. Specifically, Columbus Life has not adopted a market timing policy for funds that are not international or high yield funds.  As a result, market timing could occur in these funds and other policy owners could suffer the effects of market timing.  Columbus Life reserves the right to modify its market timing policy on a prospective basis in the event transfer activity within the Separate Account reveals abusive practices that are not prohibited under the current policy.

In addition to the above policy, a policy owner may be considered to be engaged in market timing if an underlying fund detects activity that it deems to be market timing under its own policies and procedures that can be traced back to an individual policy owner. If the underlying fund were to refuse a net trade made by the Separate Account due to an order placed by the individual policy owner, the Separate Account could be required to remove the market timing trade from the net trade and reject the market timing trade.  The market timing trade will be canceled and the policy owner will be required to place another order on a subsequent business day (as permitted under Columbus Life’s market timing policy) in order to complete the trade.

If a policy owner is found to be engaged in market timing, the Separate Account may, in addition to rejecting a particular transfer, revoke a policy owner’s ability to make transfer requests by telephone, fax, or any other electronic means.

Dollar Cost Averaging Program

Dollar cost averaging is a method of investing equal amounts of money at regular intervals by transferring amounts at regular intervals from a sub-account we designate, or from the fixed account, to the sub-accounts you select. Dollar cost averaging allows you to purchase more when prices are low and less when prices are high because you will be investing during both up and down markets. You should also consider your financial ability to maintain a consistent level of investment over time.

You may instruct us to make regular transfers of:

•                  A specific dollar amount

•                  A specific percentage of the source account (or a pro rata portion until source of funds is depleted)

•                  Earnings in the source account

You select the number (or duration), frequency and timing of your transfers, subject to the following rules:

•                  Dollar cost averaging transfers must continue for at least 12 months;

•                  Each transfer must be at least $100; and

•                  The allocation to each sub-account must be at least 1% of the transfer amount.

We currently do not charge a fee for this service. However, we may charge a fee in the future for dollar cost averaging transfers.

Dollar cost averaging transfers will stop if we complete the number of transfers you requested, you ask us to stop after using the program for 12 months, you do not have enough money in your account to complete the transfer, or we discontinue the program, where permitted by law. If we discontinue the program, we will complete the transfers you previously requested.

Automatic Rebalancing Program

Automatic rebalancing of assets among sub-accounts and the fixed account maintains your desired asset allocation by resetting the account balances to your desired allocations on a quarterly, semi-annual or annual basis.  This discipline has the effect of transferring money from accounts that have earned more to those that have not performed as well, thus “buying lower, selling higher,” and ensures that your overall allocation remains consistent with your personal investment strategy.  Automatic rebalancing may not be available if dollar cost averaging is in place.

We currently do not charge a fee for this service. However, we may charge a fee in the future for automatic rebalancing transfers.

Rider Benefits

Certain riders are automatically issued with your policy, subject to certain issue age limits and underwriting requirements.  There is no additional cost of insurance charge for these riders.  These riders are:

•                  The Accelerated Death Benefit Rider, the Accelerated Death Benefit Plus Rider, or the Accelerated Death Benefit Life Plus Rider, if approved in your state, will automatically be issued with your policy.  These riders give you access to a portion of the death benefit of the policy in the form of an advance if you meet the requirements set forth in the riders.  The requirements to obtain an advance under each Rider are:

•                  Under the Accelerated Death Benefit Rider - insured has been diagnosed with a terminal illness.

•                  Under the Accelerated Death Benefit Plus Rider - insured has been diagnosed with a terminal illness, critical illness or has been confined to a nursing home.

•                  Under the Accelerated Death Benefit Life Plus Rider - insured has been diagnosed with a terminal illness, a medical condition specified in the rider, or a chronic illness, which is defined as being unable to perform 2 of 6 Activities of Daily Living, without assistance, for a period of at least 90 days due to a loss of functional capacity.

Specific rider terms, conditions and availability vary by state.  Interest will be charged on the amount of the advance.  Also, we may charge an administrative fee up to $150 per advance.  The advances made under this rider will be secured by a lien on the death benefit payable under the policy.  The lien may be increased if necessary to keep the policy in effect, subject to a maximum lien amount.

•            The Change of Insured Rider, for business-owned policies.  This rider permits the business owner to apply to replace the insured under the policy with a new insured. A change of insured is subject to underwriting requirements.  A change of insured will be treated as a surrender in full of the policy for tax purposes, which may result in taxable income.

There are a number of optional insurance benefits that may be available to you by rider for an additional cost.  The availability of these riders may be limited by issue age and underwriting requirements.  These riders are:

•            The Additional Life Rider (also known as Supplemental Coverage Rider or SCR). This rider provides additional permanent insurance coverage (the “additional life rider face amount”) on the life of the insured, at a lower cost than the coverage provided under the base policy.  The additional life rider face amount will be added to the face amount of the base policy in determining the death benefit for any reason other than for the acceleration of the death benefit. The coverage under this rider will be included in the net amount at risk for the policy and will be charged a monthly cost of insurance charge.  The current monthly cost of insurance charge rates for the portion of the net amount at risk that is attributable to this rider will usually be lower than the current monthly cost of insurance charge rates we charge for the base policy coverage. (We guarantee the rates will never exceed the guaranteed maximum monthly cost of insurance charge rates shown in your policy.)

•            The Extended No-Lapse Guarantee Rider. This rider provides a no-lapse guarantee that begins when the term no-lapse guarantee provision under the policy ends.  You select a guarantee period that ends either 1) on the day before the policy anniversary on which the insured is age 100, or 2) on the earlier of the 30th policy anniversary, or the day before the policy anniversary on which the insured is age 75. This no-lapse guarantee will have a different minimum monthly premium than the term no-lapse guarantee under the policy.  When we begin testing under this rider, the minimum premium test will apply from the date we issued the policy, and only amounts allocated to the fixed account plus certain policy charges (“Qualifying NLG Amounts”) count toward the premium test.  In applying the premium test, we compare the sum of the minimum monthly premiums that should have been paid, accrued at 5.5% interest from the date each payment was due, to the sum of Qualifying NLG Amounts paid, less any withdrawals from the fixed account (including withdrawal fees) and less any amounts transferred out of the fixed account, accrued at 5.5% interest.  Qualifying NLG Amounts are:

(1)          net premium allocated to the fixed account;

(2)          amounts transferred from the sub-accounts to the fixed account;

(3)          the sum of all premium expense charges and all state tax charges deducted from premiums paid; and

(4)          the sum of all monthly policy charges deducted from the variable account value.

You may make an election in the application for the policy to automatically transfer sufficient value from the variable account to the fixed account on each monthly anniversary day to assure the no-lapse guarantee premium test is satisfied on each monthly anniversary day. You may also make an election to start these automatic transfers any time after the policy date.  If you elect to start automatic transfers after the policy date and you need to “catch up” your Qualifying NLG Amounts, the amount of the first transfer following the election could be significantly greater than the monthly extended no-lapse guarantee premium for your policy.

You may have to pay more premium to meet the rider no-lapse guarantee minimum premium test than to meet the term no-lapse guarantee minimum premium test under the policy. The monthly cost for this rider will be $0.01 per $1,000 of face amount (plus any additional life rider face amount), due on each monthly anniversary day beginning when the term no-lapse guarantee under the policy ends and continuing to the expiration of the rider no-lapse guarantee period.

•            The Extended Maturity Benefit Plus Rider. This rider replaces the extended coverage provision in the policy. If the policy is in force, and not in a grace period, on the policy anniversary on which the insured is age 100, the policy will continue and the amount of the death benefit will be equal to death benefit option 2.  If you had selected death benefit option 1, we will not change the face amount when we change the death benefit to option 2. The other restrictions described in the Extended Coverage Period section of this prospectus apply during the extended coverage period under the rider. The charge for this rider is due on each monthly anniversary day, or if you choose, on each monthly anniversary day beginning with the policy anniversary on which the insured is age 80.  If you defer the costs you will generally pay a higher monthly charge. The maximum monthly cost for the rider is $0.3885 per $1,000 of face amount (plus any additional life rider face amount).

•            The Overloan Protection Rider. This rider will prevent your policy from lapsing due to excessive policy loans.  To receive the rider benefit, you must elect to receive it by sending us written notice and satisfy the following conditions:  (1) the insured is age 75 or older; (2) the policy is in its eleventh policy year or later; (3) the outstanding indebtedness is greater than 92.5% but less than 96% of the account value; and (4) the outstanding indebtedness must be greater than the Specified Amount.  Condition three (3) may be satisfied by repaying a portion of a loan.  Condition four (4) may be satisfied by reducing the Specified Amount.

When the rider benefit is elected, your policy will be changed as follows:  (1) your death benefit will be Death Benefit Option 1; (2) you may not change the Specified Amount or the Death Benefit Option; (3) you may not make additional premium payments, though you may make loan repayments; (4) you may not make partial withdrawals or request additional loans; (5) no monthly policy charges will be deducted; (6) any attached riders with a separate charge, other than an Additional Life Rider, will terminate; (7) indebtedness will remain outstanding, but the policy loan interest rate will be set equal to the current loan crediting rate; and (8) for policies with more than one account option, all amounts not allocated to the Loan Account, if any, must be allocated to the Fixed Account.  Your new Specified Amount under the policy will equal 105% of:  (1) the Account Value on the date the benefit is elected; less (2) the rider charge.

There is a one-time charge for the rider equal to the Overloan Protection Rider Charge multiplied by the account value on the date you make an election to receive the rider benefit.  This charge will be deducted from your account value, but there will be no charge if the rider benefit is never elected.  We may charge less than the maximum rate shown on the Policy Schedule, and the charge may vary by the age of the insured on the date of election.

•            The Enhanced Cash Value Rider.  This rider provides enhanced cash values in the first four policy years by reducing the base policy surrender charges in those years.  The lower surrender charges apply only to the initial specified amount.  Regular base policy surrender charges would apply to any increase. The benefit of this rider is an accounting benefit for business owned policies that are permitted to deduct premium only to the extent of the policy’s cash value.  The charge for this rider is due on each monthly anniversary day during the first policy year.  The maximum monthly cost for the rider is $0.43 per $1,000 of base policy face amount.  If the rider is in place, the maximum surrender charges for the initial face amount for the first four policy years (shown as a percentage of initial annual target premium for the base policy) are shown in the table below.  The maximum target premium for any policy is $44.50 per $1,000 of face amount.

Policy Year	1	2	3	4
Maximum Surrender Charge Rate	0%	22.5%	45%	77.5%

•            The Other Insured Rider. This rider allows you to purchase term insurance on the life of an other insured for a cost of insurance charge that depends on the age, sex and risk class of the other insured on the date the coverage is purchased.  Multiple other insureds may be covered under the rider. Other insured coverage terminates on the day before the policy anniversary on which the other insured is age 95.  The rider includes a conversion privilege that is exercisable up to the earliest of: 1) the day before the policy anniversary on which the other insured is age 85; 2) 60 days after the death of the insured under the policy; or 3) 60 days after the policy anniversary on which the insured is age 100. This rider has a target premium associated with it. The maximum monthly cost of insurance charge rate is $31.56 per $1,000 of the other insured benefit amount for a standard male tobacco user. The rate would be higher for a substandard rating.

•            The Accidental Death Benefit Rider.  This rider provides additional death benefit coverage if death of the insured is by accidental means. The accidental death benefit coverage is doubled if death occurs while the insured is a passenger on a public conveyance or on a school bus. In most states, the accidental death benefit is doubled if the accidental death of the insured is directly caused by an intoxicated driver’s operation of a vehicle in which the insured is not a passenger. In most states, no accidental death benefit is payable if the insured’s death results from his or her own actions (including operation of a vehicle) while intoxicated.  Coverage expires on the policy anniversary on which the insured is age 70. The maximum monthly cost of insurance charge rate is $0.21 per $1,000 of accidental death benefit amount.

•            The Children’s Term Rider.  This rider provides term life insurance coverage for eligible children age 15 days to 17 years old.  Coverage expires when a child reaches age 23.  The rider terminates on the policy anniversary on which the insured is (or would have been) age 65.  If the insured dies before the rider terminates, the children’s coverage will be paid-up to the expiration date for each insured child.  Coverage may be converted to permanent life insurance any time prior to a child’s 23rd birthday. The maximum monthly cost of insurance charge rate is $0.47 per $1,000 of children’s term benefit amount per family, regardless of the ages or number of children.

•            The Disability Credit Rider.  This rider allows an insured to specify a premium amount to be credited to the policy by us in the event of the insured’s disability.  The credit amount must be within the term no-lapse guarantee minimum annual premium and the maximum annual premium allowed under the federal tax definition of “life insurance.”  Disability must occur prior to age 60.  1/12 of the annual credit amount will be credited to the policy after the insured has been disabled for six months, and for as long as the insured remains alive and disabled, up to the policy anniversary on which the insured is age 100. Credit amounts are subject to premium charges.  If there are policy changes that change the term no-lapse guarantee minimum annual premium or the maximum annual premium allowed under the federal tax definition of “life insurance”, we will adjust the credit amount so that it remains within the minimum and maximum allowable credit amount. The maximum monthly cost of insurance charge rate is $14.90 per $1,000 of the annual credit amount.

•            The Insured Insurability Rider. This rider provides a guaranteed right to increase the face amount of insurance regardless of health. Option ages are 25, 28, 31, 34, 37, and 40.  Alternate option dates are available for 90 days after marriage, birth or a child or legal adoption of a child.  If an alternate option date is elected, the next regular option date is forfeited. The maximum monthly cost of insurance charge rate is $0.20 per $1,000 of insured insurability option amount.

Riders may not be available in all states and may be subject to age or other issue limitations.  Please consult with your insurance agent/registered representative.

Conversion

In most states, you may convert the policy to a fixed policy within the first two policy years, or within 60 days of the later of notification of a change in the investment policy of Separate Account 1 or the effective date of such change.  In most states, we will transfer all of your variable account value into the fixed account at no charge, and the sub-accounts will no longer be available as investment options.  Policy charges will continue to apply.  In some states we will convert your policy to a different fixed benefit whole or universal life product offered by us or one of our affiliates.

Policy Changes

We may make changes to the policy, without prior approvals, in certain circumstances in order to comply with changes in the law.  In some states, you have the right to accept or reject certain types of changes. We will notify you of any changes we make to the policy.  This notice may be provided in the form of an amended prospectus.

We may adjust policy values and/or proceeds, without prior approval, if we discover there has been a misstatement in age or sex that resulted in us charging incorrect policy charges.

Separate Account 1 is currently operated as a unit investment trust. We may operate Separate Account 1 as a management investment company or any other form permitted by law. We may also deregister Separate Account 1 if registration with the SEC is no longer required.  We will obtain the approval of the SEC if required.

If applicable rules and regulations change and permit us to vote the shares of a fund directly, we may cease asking policy owners for voting instructions. We may also change the manner in which we calculate the number of shares for which you can provide voting instructions if the applicable rules and regulations change, or if our interpretation thereof changes.

We may add, delete or combine sub-accounts. We may also substitute a new fund or similar investment option for the fund in which a sub-account invests. A deletion or substitution of a fund may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a fund’s investment strategies or restrictions, a change in the availability of the fund for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from policy owners.

We may impose additional tax charges against the sub-account accumulation unit values if additional federal, state or local taxes are imposed on Separate Account 1 or on the policy due to a change in tax laws or regulations.

Assignment of Policy

You may assign your policy. We will not be bound by an assignment until we receive and record written notice of the assignment at the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Your rights and the rights of your beneficiary will be affected by an assignment. We are not responsible for the validity or any tax consequences of an assignment.

Contestability

We may contest the validity of coverage under a policy, based on information provided in an application, within two years of the date the coverage became effective. In some states, we may be able to contest, at any time, the validity of a policy for fraud.  We can deny a claim made under a policy if the terms and conditions of the policy are not satisfied.

PREMIUMS

Premium Payments

Your initial premium payment must equal at least the minimum monthly premium for the term no-lapse guarantee.  See the Term No-Lapse Guarantee Premium section of this prospectus. Thereafter, you can vary the amount and frequency of your premium payments. However, if you do not pay enough premium to cover the monthly policy charges or, during a no-lapse guarantee period, to meet the no-lapse guarantee premium test, your policy will lapse after the applicable grace period ends.  See the Lapse and Reinstatement section of this prospectus.

The minimum amount of any premium payment we will accept is $50 unless you make premium payments through an automatic payment plan.  If you make payments through an automatic payment plan, we will accept amounts less than $50. There is no maximum premium payment except that we reserve the right to reject any premium payment if, in our opinion, accepting the payment would mean the policy would not qualify as life insurance under federal tax laws.

You may give the initial premium payment to your insurance agent/financial representative. You should send subsequent premium payments to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850.  As an alternative to mailing payments, we currently offer the following automatic payment plans:

•                  Pre-authorized checking or savings account deductions (monthly, quarterly, semi-annually, annually)

•                  In some circumstances, employer or employer plan payments (weekly, bi-weekly, monthly)

If you set up an automatic payment plan, you may terminate it at any time.  If you set up a pre-authorized checking or savings account payment plan, we require two days notice to change the amount or the timing of the deduction.  If payments are made by an employer or employee plan, any changes to the payment plan must be made through the employer.

Planned Premium

Planned premium is what you tell us you plan to pay.  You may change the amount of your planned premium at any time.  If you have not set up an automatic payment plan, we will send you statements indicating when a planned premium payment is due. Your insurance agent/financial representative will provide you with an illustration showing the hypothetical effect of making planned premium payments at various hypothetical levels of sub-account performance. Generally, you would continue to make planned premium payments until the policy anniversary the insured is 100 years of age or until the insured dies, if earlier. It is more likely that your policy will stay in force if you continue to make the planned premium payments, but paying planned premiums does not guarantee that your policy will not lapse. The amount you may need to pay to keep the policy in force may be higher than the planned premium.

Net Premium

Net premium is the amount of the premium you pay less the premium expense charge and state tax charge.  The net premium is the amount that will be allocated to the investment options.

Target Premium

Target premium is a level of premium we use to determine certain charges (or maximum charges) under a policy.  Target premium is independent of the amount of premium you pay or plan to pay under a policy.  The target premium depends on the age, sex and risk class of the insured on the date the policy is issued. Certain riders may also have a target premium associated with them, which will be included in the total target premium for the policy. If you add or remove rider coverage, target premium will increase or decrease if the rider has a target premium associated with it. If you increase or decrease the face amount of the policy, the target premium will increase or decrease in proportion to the increase or decrease in coverage.  The target premium will be shown in your policy.

Term No-Lapse Guarantee Premium

If you pay the minimum monthly premium for the term no-lapse guarantee on time, we guarantee your policy will not lapse until the fifth policy anniversary. If you do not pay the minimum premiums on time, the amount needed to prevent the policy from lapsing will be the minimum monthly premium that should have been paid with interest accrued at 5.5%.  We will deduct withdrawals and indebtedness from your premium payments to determine if you have met the minimum premium test or not.

Payment of the minimum monthly premium does not guarantee that your policy will have a positive net cash surrender value after the guarantee period ends.  You may need to make significant additional premium payments in order to keep your policy in force after the term no-lapse guarantee ends.

The amount of the term no-lapse guarantee premium depends on the insured’s age, sex and risk class, and the amount of insurance coverage. We determine this minimum premium when we issue the policy, and redetermine it when you add or remove optional rider coverage, or when the face amount increases or decreases.  If we increase or decrease the minimum premium, the new minimum premium applies from the redetermination date forward. The minimum premium will be shown in your policy.

DEATH BENEFIT

Death Benefit

The minimum death benefit under any policy is the greater of:

1)              the face amount of the policy; or

2)              the account value multiplied by the applicable death benefit factor.

The death benefit payable under your policy depends on the death benefit option you select.  Option 1 is the same as the minimum death benefit described above.  Option 2 is the greater of:

1)              the face amount of the policy plus the account value; or

2)              the account value multiplied by the applicable death benefit factor.

The account value multiplied by the applicable death benefit factor is the “corridor,” or minimum, death benefit required by federal tax law.  See the Table Of Death Benefit Factors And Example Of Death Benefit Calculation section of this prospectus.

The amount of the death benefit is determined as of the date of the insured’s death. Any indebtedness outstanding as of the insured’s date of death will be deducted from the death benefit amounts described above. The death benefit will be paid when we have received proof of the death of the insured, and proof of the interest of the claimant, satisfactory to us.

The face amount is a fixed amount of death benefit you select, subject to a minimum face amount of $100,000.

The option 1 or option 2 death benefit is in effect only until the policy anniversary the insured is age 100.  After that date, the policy is continued under the extended coverage benefit.  See the Extended Coverage Period section of this prospectus.

The investment performance of the sub-accounts as well as the level of policy charges deducted from your policy will affect the value of the corridor death benefit and the value of the option 2 death benefit. Higher investment performance will mean a higher account value and therefore a higher corridor death benefit and a higher option 2 death benefit.  Higher levels of policy charges will reduce your account value. A lower account value will reduce these death benefit values.

The amount of the death benefit will be higher if you choose option 2 than if you choose option 1. However, your monthly cost of insurance charges will be higher if you choose option 2 because our net amount at risk will be higher. This means your account value will be less than if you had chosen option 1.

Table Of Death Benefit Factors And Example Of Death Benefit Calculation

Federal tax law requires that the death benefit under a life insurance policy be no less than a “corridor” amount. The corridor amount is the account value multiplied by the applicable factor from the table below. Death benefit factors depend on the insured’s age as of the date of death.

Insured’s Age Last Policy Anniversary	Death Benefit Factor	Insured’s Age Last Policy Anniversary	Death Benefit Factor

1 through 40	2.50	61	1.28
41	2.43	62	1.26
42	2.36	63	1.24
43	2.29	64	1.22
44	2.22	65	1.20
45	2.15	66	1.19
46	2.09	67	1.18
47	2.03	68	1.17
48	1.97	69	1.16
49	1.91	70	1.15
50	1.85	71	1.13
51	1.78	72	1.11
52	1.71	73	1.09
53	1.64	74	1.07
54	1.57	75 through 90	1.05
55	1.50	91	1.04
56	1.46	92	1.03
57	1.42	93	1.02
58	1.38	94	1.01
59	1.34	95 or higher	1.00
60	1.30

Following is an example of how we calculate the death benefit.

Option 1	Option 2

Facts:

•                  The insured’s age is less than 40 years old as of the date of death (applicable death benefit factor = 2.50).

•                  Policy’s face amount is $250,000.

•                  There have been no loans taken against the policy.

•                  The account value is $125,000.

Under option 1, the death benefit would be the greater of $250,000 and $312,500 ($125,000 multiplied by 2.50).	Under option 2, the death benefit would be the greater of $375,000 ($250,000 plus $125,000) and $312,500 ($125,000 multiplied by 2.50).

Therefore, the death benefit would be $312,500.	Therefore, the death benefit would be $375,000.

Suicide Exclusion

If death of the insured occurs within two years of the date we issue the policy (or date of reinstatement in most states) as a result of suicide, we will pay only a limited benefit equal to the premium payments paid less any indebtedness and any withdrawals (including withdrawal fees), and less the monthly costs of insurance on persons other than the insured ever covered by rider.  We will pay you the net cash surrender value if it is greater.

Aviation Exclusion

If your policy is modified by an aviation exclusion rider, the death benefit and any death benefit payable by rider, may be reduced if death results from an aviation accident.  An aviation exclusion rider may be required for certain underwriting classes.

Effective Date of Coverage and Temporary Insurance

If we approve your application, the insurance coverage provided by your policy will be effective when you have received the policy, signed any applicable amendments to the application, and paid the required minimum initial premium while the insured is alive and in the same health as indicated in the application. If we do not approve your application, we will notify you and return any premium you have paid.

You may be eligible for temporary insurance coverage between the date of your application and the effective date of your policy if you pay the required minimum initial premium with the application and meet certain underwriting standards.  The amount of temporary insurance coverage is subject to a maximum of $500,000. Such coverage will remain in effect for a maximum of 90 days and is subject to other restrictions.  The temporary insurance agreement is included in the application form.

Changes to Coverage

You may apply for an increase in face amount at any time.  The minimum increase is $25,000.  We will require evidence of insurability before we will approve an increase.

You can request a decrease in the face amount of your policy at any time after the first policy anniversary. You cannot decrease the face amount below $100,000.  The minimum amount of any decrease is $25,000. Your monthly cost of insurance charges will be lower immediately following a decrease because our net amount at risk will be lower.

If you have additional life rider coverage, any requested increase or decrease will be allocated proportionately between the base policy face amount and additional life rider face amount. For decreases, you may eliminate additional life rider face amount only after the base policy face amount has been reduced to $100,000.

After the first policy year, you may change the death benefit option. We must approve any change in your death benefit option.  Changes in your death benefit option will be effective on the first monthly anniversary day after we approve your request.  If you change from option 1 to option 2, we will reduce the face amount by the amount, if any, needed to keep the death benefit the same both before and after the change. We will not allow this change if it causes the new face amount to fall below $100,000.  Your monthly cost of insurance charges will tend to be higher over the life of the policy if you change to option 2 because our net amount at risk will be higher.

If you change from option 2 to option 1, we will increase the face amount by the amount, if any, needed to keep the death benefit the same both before and after the change. Your monthly cost of insurance charges will tend to be lower over the life of the policy if you change to option 1 because our net amount at risk will be lower.

Extended Coverage Period

If the policy is in force, and not in a grace period, on the policy anniversary on which the insured is age 100, the policy will continue under the extended coverage provision. We will permanently transfer all of your variable account value into the fixed account.  We will set the interest rate on any outstanding loans equal to the interest rate we pay on loan collateral.  We will not accept further premium or allow further loans, and we will not deduct further policy charges.  The death benefit will be revised to equal the greater of the face amount and the cash surrender value, less any indebtedness, or, if your policy includes an extended maturity benefit rider, the death benefit will be revised to equal the amount indicated in the rider.  You may make withdrawals or surrender the policy in full at any time during the extended coverage period.  Partial withdrawals may reduce the death benefit.

Payment Options

We will pay the death benefit in a lump sum or under an income plan you or the beneficiary selects. If neither you nor the beneficiary selects an income plan, we will make a lump-sum payment of the proceeds. We typically make this lump-sum payment to a special account maintained by us. We provide the beneficiary with a checkbook to access these funds from that special account.

If you or the beneficiary select an income plan, we will send you a separate written agreement putting the plan into effect. The following income plans are available in addition to other plans we may make available in the future or upon request:

Income Plan 1	Payments for Fixed Period – we make monthly payments for a fixed number of years.

Income Plan 2	Payments for Life—Guaranteed Period – we make monthly payments for a guaranteed period or the life of the payee, whichever is longer.

Income Plan 3	Payments of a Fixed Amount – we make monthly payments of a fixed amount until an amount equal to the proceeds plus accrued interest has been paid.

Income Plan 4	Life Annuity—No Guaranteed Period – we make monthly payments for the life of the payee.

Income Plan 5	Joint and Survivor – we make monthly payments as long as one of two payees is alive.

Minimum guaranteed payments under any of these income plans are calculated with a minimum effective annual interest rate of 1.5%.  In addition, minimum guaranteed payments under life income plans are based on the Annuity 2000 Table, with Projection Scale G, adjusted for age last birthday. Payments under an income plan do not vary with the investment experience of the sub-accounts.

While the insured is alive, you may select an income plan under which we will pay the death benefit of your policy. If the insured dies and you have not selected an income plan, the beneficiary may select an income plan. If you select an income plan before the insured’s death, the beneficiary may not change the income plan after the insured’s death.

The income plan selected and the time when the income plan is selected can affect the tax consequences to you or the beneficiary. You should consult your tax advisor before selecting an income plan.

POLICY VALUES AND VALUATION

Account Value

The policy’s account value is a cash value that you may withdraw, or borrow against, subject to certain limits and to the charges described in this prospectus. The account value is the sum of your interest in the sub-accounts, the fixed account and the loan account at any time.  The account value varies with the investment experience of the sub-accounts.  There is no guaranteed minimum account value.

Net Cash Surrender Value

The net cash surrender value is the account value less any outstanding indebtedness and less any surrender charge that would apply on a full surrender or termination of your policy.

Valuation of the Sub-Accounts

The value of your interest in a sub-account is measured in accumulation units. An accumulation unit is an accounting unit of measure. It is similar to a share of a mutual fund. The value of an accumulation unit (“accumulation unit value”) varies from day to day depending on the investment performance (and expenses) of the fund in which the sub-account is invested.

The accumulation unit value of each sub-account is calculated at the end of each valuation date. A valuation date is any day the New York Stock Exchange is open for business. The value of an accumulation unit at the close of any valuation date is determined for each sub-account by multiplying the accumulation unit value of the sub-account at the close of the immediately preceding valuation date by the “net investment factor” (described below). Depending upon investment performance of the underlying fund in which the sub-account is invested, the accumulation unit value may increase or decrease.

The net investment factor for each sub-account for any valuation date is determined by dividing (a) by (b), where:

(a) equals:	(1) the net asset value per share of the underlying fund at the end of the current valuation date, plus

(2) the per share amount of any dividend or capital gain distribution made by the underlying fund on shares held in the sub-account if the “ex-dividend” date occurred between the end of the immediately preceding valuation date and the end of the current valuation date, plus or minus

(3) a per share charge or credit for any taxes incurred, which are determined by Columbus Life to have resulted from the investment operations of the sub-account between the end of the immediately preceding valuation date and the end of the current valuation date;

(b) is the net asset value per share of the underlying fund determined at the end of the immediately preceding valuation date.

When you allocate net premium or transfer amounts to a sub-account, your account value is credited with accumulation units. Other transactions, such as withdrawals and payments of monthly policy charges, will decrease the number of accumulation units. The number of accumulation units added to or subtracted from your account value is calculated by dividing the dollar amount of the transaction by the accumulation unit value for the sub-account at the close of trading on the valuation date when we process the transaction.

SURRENDER AND PARTIAL WITHDRAWALS

Surrender

You may surrender your policy and withdraw all of your net cash surrender value. We assess a surrender charge if you surrender your policy in full during the first 12 policy years or during the first twelve years following an increase in face amount. A full surrender will terminate your policy. A full surrender of your policy may have tax consequences.

Partial Withdrawals

At any time after the first policy year, you can withdraw part of your net cash surrender value less any applicable withdrawal fees. We charge a fee of $50 for each withdrawal after the first in a policy year. Each withdrawal must be at least $500.

Withdrawals and related fees will reduce your account value. We deduct the amount withdrawn (and any applicable withdrawal fee) on a pro-rata basis from each of your investment options. No withdrawal may be made that would reduce your net cash surrender value below $250.

Except when your death benefit is death benefit option 2, a withdrawal may also reduce the face amount of your policy. (If a withdrawal would cause the difference between the death benefit and the account value to increase after the withdrawal, our net amount at risk would increase.  To offset this increase, we will decrease the face amount by the amount needed to keep that difference the same.) No withdrawal can reduce the face amount of your policy below $100,000.

A withdrawal may have tax consequences. See the Taxes section of this prospectus.

Canceling the Policy Without Penalty

In most states, you may cancel the policy within 30 days after you receive it. If you cancel your policy during this free look period, we will refund to you all premiums allocated to the fixed account, all charges we deducted from your policy, and the current value of premiums you allocated to the sub-accounts calculated on the day we receive your notice of cancellation. In some states, if you wish to cancel the policy, you must return it to us within 10 days and we will refund all premiums you paid.

To cancel your policy, you must return it either to us at the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850, or to one of our agents, within the free look period.

After the free look period ends, you can surrender the policy for its net cash surrender value by notifying us in writing, but you cannot cancel the policy without incurring any charges.

Delay in Payment

We will generally send payments and loan proceeds to you within 7 days of the date we process your surrender, withdrawal or loan request. We may delay payments from a sub-account for any of the following reasons:

•                  You have made a premium payment by check that has not cleared the banking system.

•                  The New York Stock Exchange is closed on a day that it normally would be open.

•                  The Securities and Exchange Commission has determined that trading on the New York Stock Exchange is restricted.

•                  The Securities and Exchange Commission has determined that, because of an emergency, it is not reasonably practicable for the sub-accounts to sell securities or to fairly determine the value of their investments.

•                  The Securities and Exchange Commission permits us to postpone payments from the sub-accounts for your protection.

We may delay transfers from the sub-accounts for the same reasons.

We reserve the right to delay payments or transfers from the fixed account for up to 6 months or a shorter period if required by state law. We do not expect to delay payments from the fixed account and we will notify you if there will be a delay.

LOANS

You can borrow money from us by using your policy as the sole collateral for the loan. The most you can borrow against your policy is 90% of your net cash surrender value, less an amount equal to the monthly policy charges for the next two months.

If you borrow money, we will transfer an amount equal to the amount of the loan from each of your investment options on a pro-rata basis to your loan account. Your loan account holds the collateral for your loan. Because the amounts transferred to the loan account do not participate in the experience of the sub-accounts or the fixed account, a loan can have a negative effect on both the policy’s account value and death benefit, whether or not the loan is repaid.

We pay interest on your loan account. The minimum interest we pay is 3% annually.

We charge interest on the amounts you borrow at a maximum loan interest rate of 4% annually. The loan interest rate is fixed for the life of the loan. Interest is due on each policy anniversary and on the date the loan is repaid. If you do not pay the interest when it is due, we will treat it as an additional loan.

You can repay all or part of your loan at any time while the insured is living. When you make a payment toward the principal amount of your loan, we transfer the amount of the loan payment from your loan account back to your investment options on a pro-rata basis according to your allocation instructions at that time. You must specifically designate a payment as a loan repayment or we will treat it as an additional premium payment instead.

If you do not repay the loan before the insured dies, we will deduct the outstanding loan amount (“indebtedness”) when determining your death benefit. If you do not repay the loan before you surrender your policy, we will deduct the indebtedness to determine the net cash surrender value proceeds.

If the indebtedness causes your net cash surrender value to become negative, we can terminate your policy. We will tell you that we intend to terminate your policy by mailing a notice to you at least 61 days before we terminate your policy. The notice will tell you the minimum amount of loan repayment that you must pay to keep your policy in force. We will mail the notice to your address as shown on our records. If our records indicate that someone holds your policy as collateral, we will also mail a copy of the notice to that person’s address as shown on our records.

Note that if a policy is surrendered or lapses with outstanding indebtedness, the indebtedness will be deemed to be a distribution subject to ordinary income tax.

LAPSE AND REINSTATEMENT

If your net cash surrender value on a monthly anniversary day is not sufficient to pay the monthly policy charges for the current month, and your policy does not meet the minimum premium test under the no-lapse guarantee (during the no-lapse guarantee period) your policy will enter a grace period.  A grace period is a 61-day period that starts on the day after we mail you a notice.  We will mail grace period notices to you at your address as shown on our records.  We also mail these notices to anyone holding your policy as collateral as shown on our records at the collateral holder’s address as shown on our records.  The notice will tell you the amount of premium you need to pay to keep the policy in force.  The amount will be the lesser of 1) the amount needed under the no-lapse guarantee to keep the policy in force through the end of the grace period; or 2) the premium needed to pay the monthly policy charges due through the end of the grace period. If you have outstanding indebtedness, you will also have the option of making loan repayment sufficient to keep the policy in force.

If you do not pay the needed premium or loan repayment, your policy will lapse, or terminate, at the end of the 61-day grace period.  If you pay the needed premium or loan repayment, your policy will continue in force.  If the insured dies during the grace period, we will deduct the monthly charges due from the death benefit.

You may apply to reinstate the policy within five years (or a shorter period in some states) after the date it lapses.  In order to reinstate, we must approve your application for reinstatement, you must pay any past charges due plus charges for three months beyond the date of reinstatement, and you must repay or reinstate any indebtedness.

TAXES

Following is a summary of the material federal tax consequences to an owner and beneficiary of a policy. State and local taxes are not discussed herein. This summary is for your information.  We do not guarantee that the policy will always receive the tax treatment described.  This summary is general in nature. It is not tax advice.  You should consult a qualified tax advisor for more complete information.

This discussion is based on federal income tax law and interpretations in effect as of the date of this prospectus and is subject to later changes in such tax law or interpretations.  This discussion assumes that the policy owner is a natural person who is a U.S. citizen and resident.  The tax effects for an owner who is not a natural person, U.S. citizen or U.S. resident may be different than the effects discussed herein.

Tax Status of Policy

We intend for the policy to meet the definition of a “life insurance contract” under Section 7702 of the Internal Revenue Code (“Code”). The earnings in a policy meeting the definition of “life insurance contract” are tax-deferred until withdrawn. The death proceeds are generally excluded from the beneficiary’s gross income.  A policy could fail to qualify as a “life insurance contract” if excessive premiums are paid into the policy.  We monitor premium payments and will refuse to accept premiums that would cause the policy to fail to qualify as life insurance.

Modified Endowment Contract

A modified endowment contract (“MEC”) is a life insurance contract that is issued in exchange for a MEC, or a life insurance contract that does not satisfy the “7-pay test.”  The 7-pay test compares the actual premium paid in the first 7 policy years against a pre-determined premium amount as set forth in Code Section 7702A.  If there is a material change to a policy, such as a change in the policy’s death benefit, a policy may be subjected to a new 7-pay test to determine if the change has caused the policy to become a MEC. The new 7-pay test may be over the same, or a new, 7-year period.

Tax Consequences of Withdrawals and Loans

Tax treatment of distributions depends on whether a policy is a modified endowment contract or not. The following table indicates the tax treatment loans and withdrawals ordinarily receive.

	Policy is Not a MEC	Policy is a MEC

Withdrawals	Deemed to be distribution of cost basis first, then earnings. Distributions of cost basis not subject to income tax.	Deemed to be distribution of earnings first, then cost basis. Distributions of earnings are subject to ordinary income tax.*

Loans	Not subject to income tax until policy is surrendered or lapses. Outstanding loan amount deemed to be distribution subject to ordinary income tax (in whole or in part) on surrender or lapse.	Loans are subject to ordinary income tax to the extent of any gain in the contract.*

* There will be an additional 10% penalty tax if the policy is a MEC and the distribution occurs before age 59 1/2, unless the policy owner is disabled (as defined under the Code), or if the distribution is part of a series of substantially equal periodic payments for the owner’s life (or life expectancy) or the joint lives (or joint life expectancies) of the owner and a beneficiary under the policy.

There may be exceptions to the above rules.  For example, if a policy is not a MEC, Code Section 7702 places certain restrictions on the amount of premium payments that may be made and the policy’s cash value that can accumulate relative to the death benefit.  When cash distributions are made during the first 15 years after a policy is issued, and such distributions cause a reduction in the death benefit, some or all of such distributions may be includible in income pursuant to Code Section 7702(f)(7).  Policy owners should carefully consider the consequences of initiating any changes in the terms of the policy. Under certain circumstances, a policy, as stated above, may become a MEC, or may become subject to a new 7-pay test as a result of a material change or reduction in benefits.

Accelerated Death Benefits

Whether or not a policy is a modified endowment contract, amounts received under an accelerated death benefit rider may be excludable from gross income under Section 101(g) in some circumstances, but such amounts are not always excludable.  We reserve the right to modify the accelerated death benefit rider as we deem necessary in order to comply with changes in federal tax law and to preserve the status of a policy as a life insurance contract.  You should consult a qualified tax advisor regarding the possible consequences of receiving an accelerated death benefit.

Extended Coverage

Due to uncertainties in interpretations of current tax law, it is uncertain whether a policy will fail to qualify as a life insurance contract if coverage is continued beyond the insured’s age 100.  You should consult a qualified tax advisor regarding the possible tax consequences of continuing coverage beyond the insured’s age 100.

Tax Consequences on Insured’s Death

Death proceeds payable to a beneficiary under a policy meeting the definition of a “life insurance contract” are generally excludable from the beneficiary’s gross income.

If the owner is the insured under the policy, the death benefit under the policy generally will be includible in the owner’s estate for purposes of federal estate tax if: (1) the proceeds were payable to or for the benefit of the owner’s estate; or (2) the owner held any “incident of ownership” in the policy at death or at any time within three years of death. An “incident of ownership” is, in general, any right that may be exercised by the owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

Death of Owner Who is Not the Insured

If the owner is not the insured under the policy, and the owner dies before the insured, the value of the policy, as determined under U.S. Secretary of Treasury regulations, is includible in the owner’s estate for federal estate tax purposes.

Transfers

If a policy owner transfers ownership of a policy to another person, the transfer may be subject to federal gift tax.  In addition, if a policy owner transfers ownership to a person two or more generations younger than the owner, the transfer may be subject to generation-skipping transfer tax.  The generation-skipping transfer tax provisions generally apply to transfers that would be subject to the gift and estate tax rules.

Federal Estate and Gift Tax

Federal estate tax is integrated with federal gift tax under a unified rate schedule.  In general, in 2008, an estate of less than $2,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability.  In addition, an unlimited marital deduction may be available for federal estate tax purposes to the extent an estate is to be distributed to the surviving spouse of the deceased.

The generation-skipping transfer tax rate is equal to the maximum estate tax rate (45% in 2008) and there is a provision for a lifetime exemption amount of $2,000,000 for 2008.  Due to the complexity of these rules and the changes made in the federal estate, gift and generation-skipping tax laws under the Economic Growth and Tax Relief Reconciliation Act of 2001, you should consult a qualified tax advisor regarding such taxes.

Corporate and Qualified Retirement Plan Ownership

There are special tax issues for corporate and qualified retirement plan owners:

•                  If a policy is purchased by a trust or other entity that forms part of a qualified retirement plan that is qualified as a tax-favored plan under Code Section 401(a) for the benefit of participants covered under the plan, special tax treatment will apply to the policy.

•                  Using a policy to fund deferred compensation arrangements for employees has special tax consequences.

•                  Corporate ownership of a policy may affect an owner’s liability under the alternative minimum tax.

Policy owners should consult a qualified tax advisor regarding these matters.

Withholding

Distributions from a policy (other than the payment of a tax-free death benefit under the policy) are generally subject to federal income tax withholding. An owner is generally permitted to elect not to have federal income taxes withheld if the owner notifies us in a timely manner of the election (and meets certain reporting requirements as to such election).  A distribution from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived) if no taxpayer identification number is provided to Columbus Life or if the IRS notifies Columbus Life that back-up withholding is required.  The mandatory back-up withholding rate is currently 31% of the income that is distributed.

LEGAL PROCEEDINGS

Columbus Life and its affiliates are or may become involved in various legal actions in the normal course of business.  Although there can be no assurances, as of the date of this prospectus, Columbus Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Columbus Life.  As of the date of this prospectus, neither Columbus Life, Separate Account 1, nor Touchstone Securities, Inc., is involved in any legal or administrative proceedings that are material to the policies.

FINANCIAL STATEMENTS

The financial statements of Separate Account 1, and the financial statements (statutory-basis) of Columbus Life and WSLIC are included in this Statement of Additional Information. The financial statements of Columbus Life are relevant only for the purpose of showing the ability of Columbus Life to meet its contractual obligations under the policies. The financial statements of WSLIC are relevant only for the purpose of showing the ability of WSLIC, as guarantor, to meet its obligations under the guarantee.  The financial statements (statutory-basis) of Columbus Life and WSLIC do not show or contain any information about the investment performance of Separate Account 1.

TERMINOLOGY INDEX

A

account value · 40

accumulation unit · 40

accumulation unit value · 40

additional life rider face amount · 27

C

cash value · 40

Columbus Life · 11

D

death benefit · 35

E

extended coverage · 38

F

face amount · 35

fixed account · 16

free look · 42

G

grace period · 45

I

income plan · 39

indebtedness · 44

initial premium · 33

L

loan account · 44

M

monthly anniversary day · 18

N

net amount at risk · 18

net cash surrender value · 40

net premium · 34

P

planned premium · 33

policy anniversary · 5

policy years · 5

R

risk class · 23

S

Separate Account 1 · 11

sub-accounts · 11

T

target premium · 34

term no-lapse guarantee · 34

V

valuation date · 40

variable account value · 20

Page Intentionally Left Blank

STATEMENT OF ADDITIONAL INFORMATION

A statement of additional information (SAI) contains more information about Separate Account 1.  The SAI is incorporated by reference into this prospectus.  You may request that we send you a free copy of the SAI, or you may access it on our website at www.columbuslife.com under “Explore Our Products”.

PERSONALIZED ILLUSTRATION

We will provide a free personalized illustration of hypothetical death benefits, account values, and cash surrender values to you upon request.  After the policy is issued, we may charge a fee for each illustration after the first in a policy year.

CONTACT US

Call us at 1-800-677-9595

•                  for a free copy of the SAI

•                  to request a personalized illustration

•                  to request other information about the policy

•                  to inquire about your policy or to request policy transactions*

You may also write to Columbus Life Customer Service at P.O. Box 2850, Cincinnati, Ohio, 45201-2850.

*We have established security procedures for telephone transactions, such as recording telephone calls. We may also require a personal identification number or other identifying information. We will not be liable for losses due to unauthorized or fraudulent telephone instructions if we follow reasonable security procedures and reasonably believe the instructions are genuine.

You can review and copy other information about the policy, Columbus Life Insurance Company and Separate Account 1 (including the SAI) at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C.  For information about the operation of the public reference room, call the SEC at 1-202-942-8090.  Reports and other information about the Registrant are available on the Securities and Exchange Commission’s website at http://www.sec.gov.  You may obtain copies of the information, for a fee, by writing to the Public Reference Section of the Securities and Exchange Commission, 450 Fifth Street N.W., Washington, D.C. 20549-0102.

Investment Company Act File No. 811-09337.

Securities Act File No. 333-121135.

Statement of Additional Information

May 1, 2008

Columbus Life Insurance Company

Separate Account 1

LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE

PINNACLE II VARIABLE UNIVERSAL LIFE

Issued by Columbus Life Insurance Company, Cincinnati, Ohio

This statement of additional information is not a prospectus. It contains information in addition to the information set forth in the current prospectuses dated May 1, 2008 for the individual and survivorship variable universal life policies offered by Columbus Life Insurance Company through its Separate Account 1. You should read this statement of additional information in conjunction with the prospectus for the appropriate policy. Unless otherwise noted, the terms used in this statement of additional information have the same meanings as those set forth in the prospectuses.

You may request that we send you a free copy of the prospectus for a policy by calling Columbus Life Customer Service at 1-800-677-9595, or by writing to us at P.O. Box 2850, Cincinnati, Ohio 45201-2850.  You may also access a copy of the prospectus for each policy on our website at http://www.columbuslife.com under “Explore Our Products.”

TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY	3

ADMINISTRATION AND DISTRIBUTION OF THE POLICIES	4

TAXES	6

FINANCIAL STATEMENTS	7

GENERAL INFORMATION AND HISTORY

Columbus Life Insurance Company

Columbus Life Insurance Company (Columbus Life) is a stock life insurance company organized under the laws of the State of Ohio on September 8, 1986. It is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), a stock life insurance company organized under the laws of the State of Ohio on February 23, 1888, which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company, a mutual holding company organized under the laws of the State of Ohio on September 19, 2000. Columbus Life issues insurance and annuity contracts and is located at 400 East Fourth Street, Cincinnati, Ohio 45202. Columbus Life is subject to supervision by the departments of insurance of the various states in which it is licensed to transact business.

Separate Account 1

Columbus Life established Columbus Life Insurance Company Separate Account 1 (Separate Account 1) under Ohio law on September 10, 1998. Separate Account 1 is registered with the SEC as a unit investment trust.

AIM, DWS, Fidelity Investments, Franklin Templeton, Janus, Oppenheimer, Putnam, Pimco, and Van Kampen funds offer shares to Separate Account 1, and other separate accounts of unaffiliated life insurance companies to fund benefits under variable annuity contracts and variable life insurance policies, and may also offer shares to certain qualified plans. Touchstone funds offer shares to the separate accounts of affiliated life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. We do not foresee any disadvantage to you arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of contracts and policies to conflict. For example, violation of the federal tax laws by one separate account investing in a fund could cause the contracts or policies funded through another separate account to lose their tax-deferred status, unless remedial action were taken.

If a material irreconcilable conflict arises between separate accounts, a separate account may be required to withdraw its investment in a fund. If it becomes necessary for a separate account to replace its shares of a fund with another investment, the fund may have to liquidate portfolio securities on a disadvantageous basis. At the same time, the funds are subject to conditions imposed by the Securities and Exchange Commission that are designed to prevent or remedy any conflict of interest. These conditions require the Board of Trustees of each fund to monitor events in order to identify any material irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken to remedy or eliminate the conflict.

The Western and Southern Life Insurance Company

The Western and Southern Life Insurance Company (WSLIC) is a stock life insurance company incorporated under the laws of the State of Ohio on February 23, 1888.  WSLIC’s principal executive office is located at 400 Broadway, Cincinnati, Ohio 45202.  WSLIC is licensed in 43 states of the United States and the District of Columbia.  WSLIC is an affiliate of Columbus Life.

3

ADMINISTRATION AND DISTRIBUTION OF THE POLICIES

Administration

Columbus Life has responsibility for administration of Separate Account 1 and the variable universal life insurance policies issued through the separate account (Policies).  Columbus Life has entered into a Service Agreement with WSLIC, an affiliated company, to provide certain services, including administrative services for the Separate Account and the policies.  Compensation for these services, which are paid by Columbus Life, is based on the charges and expenses incurred by the service provider, and will reflect actual costs to the extent reasonably possible.

Custodian

Columbus Life is the custodian of the assets of the Separate Account.  The shares are held in book-entry form.  Columbus Life maintains a record of all purchases and redemptions of shares of the underlying portfolios.

Underwriter

Touchstone Securities, Inc. (TSI) is the sole distributor of the policies.  TSI is a wholly-owned subsidiary of Western Southern Life Assurance Company (WSLAC) which is a wholly-owned subsidiary of WSLIC.  TSI is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA) and Securities Investor Protection Corporation (SIPC).

Sales

The policies will be sold by registered representatives of TSI, or other broker-dealers who have entered into agreements with TSI, who are licensed as insurance agents and appointed with Columbus Life. They are registered under the Securities Exchange Act of 1934 and are members of FINRA.

The offering of the policies is continuous. Columbus Life does not anticipate discontinuing offering the policies, although it reserves the right to do so.

We make payments to broker-dealer firms that distribute our policies in the form of commissions and other incentives.  Broker-dealers or registered representatives may be paid commission of up to 120% of the first year target premium and up to 3% of all premiums in excess of first year target premium.  Each year thereafter, Columbus Life may pay a commission of 3% or less on all premiums paid on a policy. Each year after the first, Columbus Life may also pay a service fee of 0.20% or less of the account value, less any indebtedness.  Other allowances and overrides may also be paid. Registered representatives who meet certain profitability and productivity thresholds may be eligible for additional compensation.

4

Sales commissions attributable to the Columbus Life individual and survivorship variable universal life policies (including certain policies that are no longer available for sale) paid by Columbus Life to TSI over the last three years are shown below.

	Sales	Amounts
For the Year Ended	Commissions Paid	Retained by Distributor

December 31, 2005	$888,462	$0
December 31, 2006	$934,083	$0
December 31, 2007	$1,654,242	$0

We may also make additional payments in the form or expense reimbursements or marketing allowances to the broker-dealers that distribute our policies in exchange for privileges, including additional or special access to broker-dealer sales staff, opportunities to provide and attend training and other conferences, and marketing enhancement of our policies.  The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm.  Not all broker-dealers receive additional compensation and the amount of compensation varies by firm.  The payments could be significant to a firm and, therefore, could be deemed to be a conflict of interest.  We generally choose to compensate broker-dealers that have a strong capacity to distribute our policies and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received revenue sharing or similar payments of more than $5,000 with respect to life insurance sold for Columbus Life during the last calendar year:  Capital Analysts, Inc., QA3 Financial, Inc., and Questar Capital, Inc.  Capital Analysts, Inc. is an affiliate of Columbus Life.

5

TAXES

Your policy will be treated as “life insurance” for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code of 1986, as amended (“Code”), and (b) for as long as the investments made by the mutual funds available for investment under the policy satisfy certain investment diversification requirements under Code Section 817(h).  We believe that the policy will meet the statutory definition of life insurance.  As a result, the death benefit payable under the policy will generally be excludable from the beneficiary’s gross income, and interest and other income credited under the policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the insured’s death. However, if the policy is transferred for valuable consideration, then a portion of the death benefit payable under the policy may be includable in the beneficiary’s gross income.

Your policy will generally be considered under the Code to be a “modified endowment contract” if the policy meets the requirements of Code Section 7702 but fails the “7-pay test” of Code Section 7702A. A life insurance policy will be classified as a modified endowment contract if premiums are paid more rapidly than allowed by the 7-pay test.  The 7-pay test is described in the Taxes section of each prospectus.

Diversification

As has been noted before, your policy will be treated as “life insurance” for federal income tax purposes only if, among other things, the investments made by the mutual funds available for investment under the policy satisfy certain investment diversification requirements under Code Section 817(h).

The U.S. Secretary of the Treasury has issued regulations that implement the investment diversification requirements of Code Section 817(h).  If there is a failure to comply with these regulations, your policy will be disqualified as a life insurance policy under Code Section 7702 and you will be subject to federal income tax on the income under the policy for the period of disqualification and for subsequent periods, unless the failure was inadvertent, is corrected, and you, as policy owner or the issuer pays an amount to the IRS.  Separate Account 1, through the funds, therefore intends to comply with these requirements.

In connection with the issuance of then temporary regulations, the U.S. Secretary of the Treasury has stated that it anticipated the issuance of guidelines that could describe certain circumstances in which your ability as the owner of your policy to direct your investments under the policy to particular sub-accounts within Separate Account 1 would cause you, rather than Columbus Life, to be treated as the owner of the assets of Separate Account 1.  If you were considered the owner of the assets of Separate Account 1, income and gains from Separate Account 1 would be included in your income for federal income tax purposes.  Columbus Life thus reserves the right to amend the policy in any way necessary to avoid any such result.

As of the date of this prospectus, however, no such guidelines have been issued, although the U.S. Secretary of the Treasury has informally suggested that any such guidelines could limit the number of investment funds or frequency of transfers among such funds.  If issued, these guidelines may be applied retroactively.

6

Taxation of Columbus Life

Columbus Life is taxed as a life insurance company under federal income tax laws.  Columbus Life does not initially expect to incur any income tax on the earnings or the realized capital gains attributable to Separate Account 1.  If, in the future, Columbus Life determines that Separate Account 1 may incur federal income taxes, then it may assess a charge against the sub-accounts for those taxes.  Any charge will reduce your policy’s account value.

We may have to pay state, local or other taxes in addition to premium taxes.  At present, these taxes are not substantial.  If they increase, charges may be made for such taxes when they are attributable to Separate Account 1 or allocable to your policy.

In addition, certain funds in which the sub-accounts are invested may elect to pass through to Columbus Life taxes withheld by foreign taxing jurisdictions of foreign source income.  Such an election may result in additional taxable income and income tax to Columbus Life, which could result in charges being made for such taxes.  The amount of the additional income tax, however, may be more than offset by credits for the foreign taxes withheld that are also passed through.  These credits may provide a benefit to Columbus Life.

FINANCIAL STATEMENTS

The financial statements of Separate Account 1 at December 31, 2007, and for the periods then ended, and Columbus Life (statutory-basis) at December 31, 2007 and 2006, and for the years then ended, appearing in this statement of additional information and registration statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The financial statements of WSLIC (statutory-basis) at December 31, 2006 and 2005, and for the years then ended, appearing in this statement of additional information and registration statement have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

The financial statements of Separate Account 1, and the financial statements (statutory-basis) of Columbus Life and WSLIC are included in this Statement of Additional Information. The financial statements of Columbus Life are relevant only for the purpose of showing the ability of Columbus Life to meet its contractual obligations under the policies. The financial statements of WSLIC are relevant only for the purpose of showing the ability of WSLIC, as guarantor, to meet its obligations under the guarantee.  The financial statements (statutory-basis) of Columbus Life and WSLIC do not show or contain any information about the investment performance of Separate Account 1.

7

Distributor

Touchstone Securities, Inc.*

303 Broadway, Suite 1100

Cincinnati, Ohio 45202

Columbus Life Variable Universal
Life Service Center

P.O. Box 2850

Cincinnati, Ohio 45201-2850

(800) 677-9595

*A registered broker/dealer and member of FINRA and SIPC

STATEMENT OF
ADDITIONAL INFORMATION
May 1, 2008

FINANCIAL STATEMENTS

Columbus Life Insurance Company Separate Account 1

Year Ended December 31, 2007 with Report of Independent Registered Public Accounting Firm

Columbus Life Insurance Company

Separate Account 1

Financial Statements

Year Ended December 31, 2007

Report of Independent Registered Public Accounting Firm

The Contract owners of Columbus Life Insurance Company Separate Account 1 and the

Board of Directors of Columbus Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Columbus Life Insurance Company Separate Account 1 (the Account), comprised of the separate account divisions described in the statements of assets and liabilities, as of December 31, 2007, and the related statements of operations for the year then ended and the related statements of changes in net assets for each of the two years in the period then ended, or for those individual sub-accounts operating for portions of such periods as disclosed in the financial statements.  These financial statements are the responsibility of the Account’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  We were not engaged to perform an audit of the Account’s internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  Our procedures also included confirmation of investments owned as of December 31, 2007, by correspondence with the transfer agents.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Columbus Life Insurance Company Separate Account 1 at December 31, 2007, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 7, 2008

Columbus Life Insurance Company Separate Account 1

Statements of Assets and Liabilities

December 31, 2007

		Receivable from
		(payable to) the
	Investments	general account
Division	at fair value	of Columbus Life	Net Assets	Unit Value		Units Outstanding
Affiliated:
Touchstone Balanced	$367,157	$(16)	$367,141	$16.19	(1)	12,925.32
				16.19	(2)	948.05
				16.19	(3)	6,274.95
				17.43	(4)	2,347.93
Touchstone Baron Small Cap	660,676	(63)	660,613	22.12	(1)	15,841.33
				22.12	(2)	81.37
				22.12	(3)	12,372.95
				20.88	(4)	1,668.74
Touchstone Core Bond	2,565,241	(3)	2,565,238	13.53	(1)	184,809.24
				13.53	(2)	3,813.43
				14.14	(4)	946.62
Touchstone Eagle Capital Appreciation	2,714,163	(8)	2,714,155	10.51	(1)	239,262.10
				10.51	(2)	13,568.22
				10.51	(3)	1,311.86
				9.90	(4)	4,362.27
Touchstone Mid Cap Growth	1,822,802	(157)	1,822,645	22.31	(1)	41,300.09
				22.31	(2)	9,456.68
				22.31	(3)	17,921.93
				29.83	(4)	9,730.84
Touchstone Growth & Income	162,819	(26)	162,793	16.99	(1)	4,383.55
				16.99	(2)	2,437.06
				14.63	(4)	3,208.45
Touchstone High Yield	2,712,988	(2)	2,712,986	16.02	(1)	149,696.45
				16.02	(2)	6,044.30
				16.02	(3)	10,944.31
				15.15	(4)	2,769.39
Touchstone Large Cap Core Equity	191,327	(67)	191,260	13.66	(1)	6,651.09
				13.66	(2)	634.73
				13.66	(3)	1,627.87
				11.58	(4)	6,005.67
Touchstone Money Market	866,865	1	866,866	11.61	(1)	44,202.77
				11.61	(2)	4,495.93
				11.61	(3)	24,816.24
				11.38	(4)	1,174.14
Touchstone Third Avenue Value	1,633,855	(36)	1,633,819	22.19	(1)	50,318.82
				22.19	(2)	2,270.26
				22.19	(3)	15,165.76
				18.47	(4)	7,040.42
Touchstone Value Plus	2,604,025	(13)	2,604,012	12.72	(1)	199,809.97
				12.72	(2)	995.65
				12.72	(3)	1,311.34
				12.74	(4)	2,546.59
Non-Affiliated:
Alger American Growth	175,757	1	175,758	11.40	(4)	15,415.68
Alger American Small Capitalization	113,138	3	113,141	13.04	(4)	8,678.69
JP Morgan Mid Cap Value	13,942	(545)	13,397	19.64	(1)	575.39
				19.64	(2)	106.85
PIMCO Long-term U.S. Government Bond	50,579	(50)	50,529	17.95	(4)	2,814.20
Non-Affiliated Initial Class:
Fidelity VIP Money Market	337,319	(1)	337,318	12.15	(1)	27,515.00
				12.15	(2)	237.14
MFS Emerging Growth	129,117	(40)	129,077	11.01	(4)	11,725.66
MFS Investors Trust	85,292	(198)	85,094	11.85	(4)	7,181.43

(1) Pinnacle

(2) Pinnacle II

(3) Legacy

(4) Flexible Premium

See accompanying notes

2

		Receivable from
		(payable to) the
	Investments	general account
Division	at fair value	of Columbus Life	Net Assets	Unit Value		Units Outstanding
Non-Affiliated Service Class:
Janus Mid Cap Growth	$78,966	$(33)	$78,933	$14.96	(1)	4,180.76
				14.96	(2)	181.93
				14.96	(3)	914.49
Janus Forty	151,167	402	151,569	18.15	(1)	7,682.55
				18.15	(2)	667.16
Janus Worldwide Growth	88,976	3	88,979	11.99	(1)	5,738.45
				11.99	(2)	1,683.82
MFS Core Equity	178,250	5	178,255	11.00	(1)	15,445.77
				11.00	(2)	84.57
				11.00	(3)	266.04
				9.75	(4)	459.93
MFS Emerging Growth	87,823	(3)	87,820	12.31	(1)	6,066.97
				12.31	(2)	83.51
				12.31	(3)	983.21
MFS Mid Cap Growth	156,095	—	156,095	10.05	(1)	12,980.43
				10.05	(2)	1,275.92
				10.05	(3)	125.48
				7.87	(4)	1,460.60
MFS New Discovery	91,968	(5)	91,963	12.54	(1)	5,283.22
				12.54	(2)	720.17
				10.72	(4)	1,554.90
Oppenheimer Aggressive Growth	128,831	(13)	128,818	11.72	(1)	9,464.91
				11.72	(2)	385.96
				11.72	(3)	1,143.04
Oppenheimer Strategic Bond	742,883	4	742,887	16.69	(1)	24,891.97
				16.69	(2)	19,629.51
Oppenheimer International Growth	664,360	192	664,552	19.13	(1)	22,934.15
				19.13	(2)	1,171.54
				19.13	(3)	10,639.68
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager	88,861	(8)	88,853	14.70	(1)	3,135.65
				14.70	(2)	1,722.47
				13.26	(4)	1,314.05
Fidelity VIP Balanced	504,296	(47)	504,249	14.84	(1)	23,419.26
				14.84	(2)	1,000.59
				14.84	(3)	3,983.59
				13.27	(4)	6,236.53
Fidelity VIP Contrafund	1,227,338	(63)	1,227,275	20.53	(1)	35,017.46
				20.53	(2)	275.50
				20.53	(3)	17,383.86
				18.31	(4)	7,959.35
Fidelity VIP Equity-Income	851,068	(348)	850,720	15.48	(1)	31,701.66
				15.48	(2)	290.43
				15.48	(3)	19,271.79
				13.69	(4)	4,173.60
Fidelity VIP Growth	289,723	(6)	289,717	13.27	(1)	18,884.68
				13.27	(2)	1,258.89
				13.27	(3)	364.90
				11.20	(4)	1,578.00
Fidelity VIP Growth & Income	567,507	(6)	567,501	14.94	(1)	24,810.00
				14.94	(2)	8,445.29
				14.94	(3)	3,333.23
				13.16	(4)	1,593.24

(1) Pinnacle

(2) Pinnacle II

(3) Legacy

(4) Flexible Premium

See accompanying notes

3

		Receivable from
		(payable to) the
	Investments	general account
Division	at fair value	of Columbus Life	Net Assets	Unit Value		Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap	$1,464,311	$(47)	$1,464,264	$25.66	(1)	30,699.84
				25.66	(2)	6,606.95
				25.66	(3)	13,762.36
				23.19	(4)	6,633.37
Non-Affilitated Series I:
AIM V.I. Capital Appreciation	189,229	1	189,230	11.00	(4)	17,198.30
AIM V.I. Government Securities	18,207	(4)	18,203	13.96	(4)	1,303.93
Non-Affiliated Class 1B:
Putnam Growth and Income	117,214	(59)	117,155	15.91	(1)	4,208.36
				15.91	(2)	3,156.54
Putnam International Equity	440,957	(80)	440,877	23.59	(1)	5,945.30
				23.59	(2)	2,577.95
				22.62	(4)	10,603.37
Putnam New Opportunities	2,007	12	2,019	17.46	(1)	10.00
				17.46	(2)	105.66
Putnam Small Cap Value	204,230	7	204,237	19.98	(1)	5,499.70
				19.98	(2)	1,404.80
				19.98	(3)	3,315.65
Putnam Voyager	7,929	15	7,944	14.68	(1)	452.67
				14.68	(2)	88.47
Non-Affilitated Series II:
AIM V.I. Basic Value	125,788	(2)	125,786	17.63	(1)	4,734.85
				17.63	(2)	100.99
				17.63	(3)	2,298.14
AIM V.I. Capital Appreciation	20,347	(2)	20,345	16.94	(1)	1,026.21
				16.94	(2)	174.82
AIM V.I. Core Equity	98,611	(7)	98,604	11.76	(1)	6,908.94
				11.76	(3)	1,477.56
Non-Affiliated Class 2:
Franklin Growth & Income	152,641	2	152,643	16.32	(1)	6,584.38
				16.32	(2)	1,213.44
				16.32	(3)	1,555.46
Franklin Income	234,784	22	234,806	17.41	(1)	7,748.79
				17.41	(2)	787.58
				17.41	(3)	4,951.77
Franklin Mutual	228,903	29	228,932	18.61	(1)	9,461.95
				18.61	(2)	1,017.91
				18.61	(3)	1,822.15
Franklin Large Cap Growth	201,586	(99)	201,487	15.74	(1)	9,373.11
				15.74	(2)	3,427.99
Franklin U.S. Government	313,675	1	313,676	11.87	(1)	16,032.42
				11.87	(2)	82.07
				11.87	(3)	10,312.77
Templeton Foreign	877,264	(85)	877,179	24.76	(1)	19,924.64
				24.76	(2)	2,119.08
				24.76	(3)	13,384.35
Templeton Growth	163,854	5	163,859	21.13	(1)	5,524.37
				21.13	(2)	442.61
				21.13	(3)	1,789.23
Van Kampen LIT Comstock	148,244	37	148,281	17.66	(1)	6,192.29
				17.66	(2)	96.64
				17.66	(3)	2,108.12
Van Kampen LIT Strategic Growth	166,876	—	166,876	16.38	(1)	794.55
				16.38	(2)	9,395.14
Van Kampen UIF Emerging Markets	220,377	2	220,379	48.22	(1)	2,963.91
				48.22	(2)	1,606.06

(1) Pinnacle

(2) Pinnacle II

(3) Legacy

(4) Variable Universal Life

See accompanying notes

4

		Receivable from
		(payable to) the
	Investments	general account
Division	at fair value	of Columbus Life	Net Assets	Unit Value		Units Outstanding
Non-Affiliated Class A:
DWS Bond Porfolio	$114,194	$1	$114,195	$12.13	(1)	4,315.48
				12.13	(2)	78.42
				12.13	(3)	5,019.25
DWS VIT Equity 500 Index	5,229,316	(7)	5,229,309	13.85	(1)	341,952.32
				13.85	(2)	9,315.09
				13.85	(3)	21,406.69
				10.79	(4)	6,271.84
DWS VIT Small Cap Index	266,771	(127)	266,644	18.00	(1)	8,992.83
				18.00	(2)	2,687.04
				15.58	(4)	3,622.52

(1) Pinnacle

(2) Pinnacle II

(3) Legacy

(4) Variable Universal Life

See accompanying notes

5

Columbus Life Insurance Company Separate Account 1

Statements of Operations

Year Ended December 31, 2007

	Investment Income	Expenses		Realized and unrealized gain (loss) on investments
Division	Reinvested dividends	Mortality and expense risk, and administrative charges	Net investment income (loss)	Realized gain (loss) on sale of investments	Realized gain distributions	Change in unrealized appreciation (depreciation) during the period	Net unrealized and realized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone Balanced	$7,101	$8,955	$(1,854)	$(7,648)	$27,082	$(6,275)	$13,159	$11,305
Touchstone Baron Small Cap	—	4,422	(4,422)	66,699	86,002	(132,165)	20,536	16,114
Touchstone Core Bond	111,212	16,835	94,377	(4,416)	—	26,486	22,070	116,447
Touchstone Eagle Capital Appreciation	17,735	18,825	(1,090)	93,849	—	(83,285)	10,564	9,474
Touchstone Mid Cap Growth	—	10,883	(10,883)	45,220	298,610	(114,861)	228,969	218,086
Touchstone Growth & Income	3,162	988	2,174	1,398	13,073	(9,879)	4,592	6,766
Touchstone High Yield	234,687	18,088	216,599	14,029	—	(202,390)	(188,361)	28,238
Touchstone Large Cap Core Equity	4,160	1,144	3,016	13,514	1,750	(8,956)	6,308	9,324
Touchstone Money Market	33,722	11,404	22,318	—	—	—	—	22,318
Touchstone Third Avenue Value	12,184	10,933	1,251	136,539	104,799	(279,962)	(38,624)	(37,373)
Touchstone Value Plus	39,108	18,765	20,343	142,035	—	(293,577)	(151,542)	(131,199)
Non-Affiliated:
Alger American Growth	559	1,447	(888)	6,038	—	23,237	29,275	28,387
Alger American Small Capitalization	—	982	(982)	6,542	—	11,186	17,728	16,746
JP Morgan Mid Cap Value	124	94	30	5,409	623	(4,287)	1,745	1,775
PIMCO Long-term U.S. Government Bond	2,097	401	1,696	(466)	—	2,947	2,481	4,177
Non-Affiliated Initial Class:
Fidelity VIP Money Market	18,154	7,848	10,306	—	—	—	—	10,306
MFS Emerging Growth	—	1,107	(1,107)	11,238	—	12,927	24,165	23,058
MFS Investors Trust	715	743	(28)	3,886	726	3,207	7,819	7,791
Non-Affiliated Service Class:
Janus Mid Cap Growth	53	532	(479)	9,247	431	5,154	14,832	14,353
Janus Forty	237	836	(599)	20,736	—	23,392	44,128	43,529
Janus Worldwide Growth	611	785	(174)	16,629	—	(5,901)	10,728	10,554
MFS Core Equity	261	1,358	(1,097)	52,123	—	(23,469)	28,654	27,557
MFS Emerging Growth	—	602	(602)	11,657	—	6,816	18,473	17,871
MFS Mid Cap Growth	—	1,534	(1,534)	36,508	8,909	(22,654)	22,763	21,229
MFS New Discovery	—	688	(688)	6,806	7,651	(10,669)	3,788	3,100
Oppenheimer Aggressive Growth	—	828	(828)	3,418	—	3,447	6,865	6,037
Oppenheimer Strategic Bond	21,607	5,480	16,127	—	5,306	36,964	42,270	58,397
Oppenheimer International Growth	3,917	3,094	823	94,914	—	(24,659)	70,255	71,078
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager	4,653	584	4,069	620	2,172	4,244	7,036	11,105
Fidelity VIP Balanced	14,063	2,980	11,083	20,975	16,711	(10,370)	27,316	38,399
Fidelity VIP Contrafund	8,655	6,735	1,920	64,871	295,547	(187,497)	172,921	174,841
Fidelity VIP Equity-Income	14,255	5,823	8,432	51,999	71,860	(123,588)	271	8,703
Fidelity VIP Growth	1,262	1,618	(356)	21,185	—	43,351	64,536	64,180
Fidelity VIP Growth & Income	7,423	3,065	4,358	18,963	20,712	13,856	53,531	57,889
Fidelity VIP Mid Cap	6,890	8,057	(1,167)	108,335	123,039	(36,939)	194,435	193,268
Non-Affilitated Series I:
AIM V.I. Capital Appreciation	—	1,639	(1,639)	1,861	—	19,218	21,079	19,440
AIM V.I. Government Securities	719	150	569	(82)	—	446	364	933
Non-Affiliated Class 1B:
Putnam Growth and Income	1,471	498	973	(442)	16,900	(24,046)	(7,588)	(6,615)
Putnam International Equity	11,209	2,990	8,219	13,810	48,522	(41,254)	21,078	29,297
Putnam New Opportunities	—	6	(6)	35	—	33	68	62
Putnam Small Cap Value	1,153	729	424	6,378	23,053	(60,131)	(30,700)	(30,276)
Putnam Voyager	—	43	(43)	141	—	249	390	347
Non-Affilitated Series II:
AIM V.I. Basic Value	433	599	(166)	2,308	7,279	(10,574)	(987)	(1,153)
AIM V.I. Capital Appreciation	—	143	(143)	270	—	1,827	2,097	1,954
AIM V.I. Core Equity	933	662	271	1,019	—	5,039	6,058	6,329

See accompanying notes

6

	Investment Income	Expenses		Realized and unrealized gain (loss) on investments
Division	Reinvsted dividends	Mortality and expense risk, and administrative charges	Net investment income (loss)	Realized gain (loss) on sale of investments	Realized gain distributions	Change in unrealized appreciation (depreciation) during the period	Net unrealized and realized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2:
Franklin Growth & Income	$3,476	$400	$3,076	$3,961	$8,473	$(20,144)	$(7,710)	$(4,634)
Franklin Income	6,454	814	5,640	2,391	1,197	(5,816)	(2,228)	3,412
Franklin Mutual	2,416	560	1,856	5,582	5,913	(11,692)	(197)	1,659
Franklin Large Cap Growth	1,400	980	420	5,046	1,378	3,591	10,015	10,435
Franklin U.S. Government	12,734	1,711	11,023	(547)	—	6,217	5,670	16,693
Templeton Foreign	15,698	3,700	11,998	22,399	35,805	39,481	97,685	109,683
Templeton Growth	1,969	475	1,494	3,502	6,281	(8,870)	913	2,407
Van Kampen LIT Comstock	2,119	1,394	725	(10,795)	2,943	1,189	(6,663)	(5,938)
Van Kampen LIT Strategic Growth	—	1,028	(1,028)	852	—	22,910	23,762	22,734
Van Kampen UIF Emerging Markets	767	810	(43)	18,397	20,789	23,493	62,679	62,636
Non-Affiliated Class A:
DWS Bond Porfolio	4,361	390	3,971	(7)	—	(716)	(723)	3,248
DWS VIT Equity 500 Index	79,094	36,100	42,994	136,423	—	53,431	189,854	232,848
DWS VIT Small Cap Index	2,474	1,396	1,078	7,260	18,131	(34,560)	(9,169)	(8,091)

See accompanying notes

7

Columbus Life Insurance Company Separate Account 1

Statements of Changes in Net Assets

Year Ended December 31, 2007

	Increase (decrease) in nets assets from operations:				Increase (decrease) in net assets from contract related transactions
Division	Net investment income (loss)	Realized gains (losses)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Cost of insurance and benefits provided by riders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Net increase (decrease) in net assets	Net Assets, beginning of year	Net Assets, end of year
Affiliated:
Touchstone Balanced	$(1,854)	$19,434	$(6,275)	$11,305	$98,200	$(55,434)	$(609)	$(103,839)	$(37,096)	$(98,778)	$(87,473)	$454,614	$367,141
Touchstone Baron Small Cap	(4,422)	152,701	(132,165)	16,114	77,804	(23,018)	(37,780)	25,404	(15,049)	27,361	43,475	617,138	660,613
Touchstone Core Bond	94,377	(4,416)	26,486	116,447	47,438	(23,507)	—	120,533	(14,668)	129,796	246,243	2,318,995	2,565,238
Touchstone Eagle Capital Appreciation	(1,090)	93,849	(83,285)	9,474	72,265	(30,299)	(95,442)	(78,632)	(16,608)	(148,716)	(139,242)	2,853,397	2,714,155
Touchstone Mid Cap Growth	(10,883)	343,830	(114,861)	218,086	239,089	(57,254)	(120,539)	10,048	(33,973)	37,371	255,457	1,567,188	1,822,645
Touchstone Growth & Income	2,174	14,471	(9,879)	6,766	31,886	(7,621)	(18,072)	(13,920)	(3,445)	(11,172)	(4,406)	167,199	162,793
Touchstone High Yield	216,599	14,029	(202,390)	28,238	84,344	(22,446)	(21,137)	84,343	(21,317)	103,787	132,025	2,580,961	2,712,986
Touchstone Large Cap Core Equity	3,016	15,264	(8,956)	9,324	32,955	(7,713)	(31,739)	2,248	(3,298)	(7,547)	1,777	189,483	191,260
Touchstone Money Market	22,318	—	—	22,318	1,637,277	(94,829)	(8,640)	(1,156,152)	(120,527)	257,129	279,447	587,419	866,866
Touchstone Third Avenue Value	1,251	241,338	(279,962)	(37,373)	189,062	(57,204)	(109,677)	16,666	(32,328)	6,519	(30,854)	1,664,673	1,633,819
Touchstone Value Plus	20,343	142,035	(293,577)	(131,199)	54,283	(29,957)	(184,180)	(108,279)	(18,462)	(286,595)	(417,794)	3,021,806	2,604,012
Non-Affiliated:
Alger American Growth	(888)	6,038	23,237	28,387	20,386	(12,170)	(7,471)	(5,137)	(2,070)	(6,462)	21,925	153,833	175,758
Alger American Small Capitalization	(982)	6,542	11,186	16,746	8,742	(6,338)	(4,032)	(5,710)	(1,575)	(8,913)	7,833	105,308	113,141
JP Morgan Mid Cap Value	30	6,032	(4,287)	1,775	1,823	(499)	(1,236)	(26,112)	(336)	(26,360)	(24,585)	37,982	13,397
PIMCO Long-term U.S. Government Bond	1,696	(466)	2,947	4,177	9,128	(6,334)	(988)	2,194	(1,291)	2,709	6,886	43,643	50,529
Non-Affiliated Initial Class:
Fidelity VIP Money Market	10,306	—	—	10,306	95,491	(45,409)	(60,430)	(21,352)	(17,278)	(48,978)	(38,672)	375,990	337,318
MFS Emerging Growth	(1,107)	11,238	12,927	23,058	17,767	(9,532)	(11,211)	(6,403)	(1,416)	(10,795)	12,263	116,814	129,077
MFS Investors Trust	(28)	4,612	3,207	7,791	8,790	(6,297)	(6,181)	(355)	(836)	(4,879)	2,912	82,182	85,094
Non-Affiliated Service Class:
Janus Mid Cap Growth	(479)	9,678	5,154	14,353	17,072	(5,912)	(14,948)	5,225	(1,805)	(368)	13,985	64,948	78,933
Janus Forty	(599)	20,736	23,392	43,529	8,029	(4,733)	(463)	(17,611)	(2,715)	(17,493)	26,036	125,533	151,569
Janus Worldwide Growth	(174)	16,629	(5,901)	10,554	20,313	(4,117)	(45,239)	(771)	(2,031)	(31,845)	(21,291)	110,270	88,979
MFS Core Equity	(1,097)	52,123	(23,469)	27,557	10,705	(6,493)	(113,026)	(9,630)	(2,315)	(120,759)	(93,202)	271,457	178,255
MFS Emerging Growth	(602)	11,657	6,816	17,871	17,271	(3,945)	(20,316)	(4,426)	(2,400)	(13,816)	4,055	83,765	87,820
MFS Mid Cap Growth	(1,534)	45,417	(22,654)	21,229	18,919	(7,964)	(101,066)	(16,166)	(4,710)	(110,987)	(89,758)	245,853	156,095
MFS New Discovery	(688)	14,457	(10,669)	3,100	14,418	(4,112)	(26,077)	(3,352)	(2,214)	(21,337)	(18,237)	110,200	91,963
Oppenheimer Aggressive Growth	(828)	3,418	3,447	6,037	22,143	(4,678)	(972)	(2,009)	(3,049)	11,435	17,472	111,346	128,818
Oppenheimer Strategic Bond	16,127	5,306	36,964	58,397	83,259	(27,496)	(10,102)	69,081	(15,114)	99,628	158,025	584,862	742,887
Oppenheimer International Growth	823	94,914	(24,659)	71,078	73,777	(17,475)	(56,197)	108,229	(10,885)	97,449	168,527	496,025	664,552
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager	4,069	2,792	4,244	11,105	10,351	(3,720)	(1,085)	1,348	(2,529)	4,365	15,470	73,383	88,853
Fidelity VIP Balanced	11,083	37,686	(10,370)	38,399	51,388	(19,743)	(65,721)	108,531	(7,383)	67,072	105,471	398,778	504,249
Fidelity VIP Contrafund	1,920	360,418	(187,497)	174,841	131,217	(37,855)	(49,735)	145,156	(21,844)	166,939	341,780	885,495	1,227,275
Fidelity VIP Equity-Income	8,432	123,859	(123,588)	8,703	120,775	(34,351)	(142,724)	42,748	(16,459)	(30,011)	(21,308)	872,028	850,720
Fidelity VIP Growth	(356)	21,185	43,351	64,180	38,682	(13,119)	(63,712)	9,465	(5,338)	(34,022)	30,158	259,559	289,717
Fidelity VIP Growth & Income	4,358	39,675	13,856	57,889	82,432	(17,752)	(23,868)	(13,528)	(9,362)	17,922	75,811	491,690	567,501

See accompanying notes

8

	Increase (decrease) in nets assets from operations:				Increase (decrease) in net assets from contract related transactions
Division	Net investment income (loss)	Realized gains (losses)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Cost of insurance and benefits provided by riders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Net increase (decrease) in net assets	Net Assets, beginning of year	Net Assets, end of year
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap	$(1,167)	$231,374	$(36,939)	$193,268	$138,941	$(33,250)	$(81,649)	$71,640	$(23,841)	$71,841	$265,109	$1,199,155	$1,464,264
Non-Affilitated Series I:
AIM V.I. Capital Appreciation	(1,639)	1,861	19,218	19,440	24,447	(14,055)	(12,959)	(1,805)	(2,499)	(6,871)	12,569	176,661	189,230
AIM V.I. Government Securities	569	(82)	446	933	2,369	(1,073)	(1,301)	1,027	(326)	696	1,629	16,574	18,203
Non-Affiliated Class 1B:
Putnam Growth and Income	973	16,458	(24,046)	(6,615)	25,391	(3,493)	(1,225)	10,742	(2,570)	28,845	22,230	94,925	117,155
Putnam International Equity	8,219	62,332	(41,254)	29,297	41,030	(12,350)	(16,326)	50,677	(5,648)	57,383	86,680	354,197	440,877
Putnam New Opportunities	(6)	35	33	62	1,118	(226)	(57)	1,306	(380)	1,761	1,823	196	2,019
Putnam Small Cap Value	424	29,431	(60,131)	(30,276)	30,863	(2,518)	(8,598)	45,230	(3,504)	61,473	31,197	173,040	204,237
Putnam Voyager	(43)	141	249	347	588	(335)	(12)	1,186	(338)	1,089	1,436	6,508	7,944
Non-Affilitated Series II:
AIM V.I. Basic Value	(166)	9,587	(10,574)	(1,153)	19,147	(2,184)	(1,011)	25,780	(2,136)	39,596	38,443	87,343	125,786
AIM V.I. Capital Appreciation	(143)	270	1,827	1,954	5,678	(1,903)	(148)	(940)	(1,202)	1,485	3,439	16,906	20,345
AIM V.I. Core Equity	271	1,019	5,039	6,329	12,853	(2,946)	(960)	(988)	(2,131)	5,828	12,157	86,447	98,604
Non-Affiliated Class 2:
Franklin Growth & Income	3,076	12,434	(20,144)	(4,634)	25,432	(2,505)	(12,655)	3,941	(1,839)	12,374	7,740	144,903	152,643
Franklin Income	5,640	3,588	(5,816)	3,412	41,617	(9,596)	(2,647)	89,535	(7,710)	111,199	114,611	120,195	234,806
Franklin Mutual	1,856	11,495	(11,692)	1,659	32,108	(3,131)	(2,908)	69,631	(1,984)	93,716	95,375	133,557	228,932
Franklin Large Cap Growth	420	6,424	3,591	10,435	23,874	(4,798)	(3,072)	15,655	(3,420)	28,239	38,674	162,813	201,487
Franklin U.S. Government	11,023	(547)	6,217	16,693	53,964	(13,515)	(15,101)	79,269	(6,960)	97,657	114,350	199,326	313,676
Templeton Foreign	11,998	58,204	39,481	109,683	135,933	(16,943)	(9,239)	(8,237)	(14,894)	86,620	196,303	680,876	877,179
Templeton Growth	1,494	9,783	(8,870)	2,407	29,820	(3,468)	(1,922)	14,188	(2,814)	35,804	38,211	125,648	163,859
Van Kampen LIT Comstock	725	(7,852)	1,189	(5,938)	33,509	(9,007)	(1,119)	10,314	(5,774)	27,923	21,985	126,296	148,281
Van Kampen LIT Strategic Growth	(1,028)	852	22,910	22,734	10,780	(920)	—	3,853	(2,220)	11,493	34,227	132,649	166,876
Van Kampen UIF Emerging Markets	(43)	39,186	23,493	62,636	32,947	(6,295)	(1,171)	15,061	(3,521)	37,021	99,657	120,722	220,379
Non-Affiliated Class A:
DWS Bond Porfolio	3,971	(7)	(716)	3,248	16,079	(3,063)	(75)	37,008	(1,999)	47,950	51,198	62,997	114,195
DWS VIT Equity 500 Index	42,994	136,423	53,431	232,848	478,998	(194,324)	(187,323)	(93,985)	(91,227)	(87,861)	144,987	5,084,322	5,229,309
DWS VIT Small Cap Index	1,078	25,391	(34,560)	(8,091)	40,960	(8,601)	(13,315)	62,165	(4,349)	76,860	68,769	197,875	266,644

See accompanying notes

9

Columbus Life Insurance Company Separate Account 1

Statements of Changes Net Assets

Year Ended December 31, 2006

	Increase (decrease) in nets assets from operations:				Increase (decrease) in net assets from contract related transactions
Division	Net investment income (loss)	Realized gains (losses)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Cost of insurance and benefits provided by riders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Net increase (decrease) in net assets	Net Assets, beginning of year	Net Assets, end of year
Affiliated:
Touchstone Balanced	$2,533	$45,155	$(24,399)	$23,289	$68,332	$(42,522)	$(9,123)	$270,967	$(27,977)	$259,677	$282,966	$171,648	$454,614
Touchstone Baron Small Cap	(3,110)	44,179	34,114	75,183	173,604	(20,914)	(13,927)	53,961	(13,491)	179,233	254,416	362,722	617,138
Touchstone Core Bond	83,423	(5,133)	(3,692)	74,598	51,063	(22,889)	(9,651)	42,131	(14,638)	46,016	120,614	2,198,381	2,318,995
Touchstone Eagle Capital Appreciation	4,330	76,725	316,199	397,254	84,420	(30,614)	(28,047)	(137,098)	(18,242)	(129,581)	267,673	2,585,724	2,853,397
Touchstone Mid Cap Growth	(8,520)	117,863	83,120	192,463	350,074	(54,356)	(63,240)	30,057	(29,970)	232,565	425,028	1,142,160	1,567,188
Touchstone Growth & Income	2,912	19,241	(5,639)	16,514	58,025	(8,905)	(27,162)	15,901	(3,679)	34,180	50,694	116,505	167,199
Touchstone High Yield	169,205	34,412	(33,822)	169,795	154,682	(21,855)	(8,395)	(121,511)	(19,378)	(16,457)	153,338	2,427,623	2,580,961
Touchstone Large Cap Core Equity	3,263	9,538	25,889	38,690	34,720	(6,136)	(14,842)	(6,245)	(2,778)	4,719	43,409	146,074	189,483
Touchstone Money Market	27,912	—	—	27,912	769,061	(41,452)	(141,246)	(686,024)	(28,918)	(128,579)	(100,667)	688,086	587,419
Touchstone Third Avenue Value	7,784	143,517	50,975	202,276	295,637	(51,730)	(68,872)	111,057	(28,630)	257,462	459,738	1,204,935	1,664,673
Touchstone Value Plus	4,558	58,117	423,324	485,999	69,660	(31,545)	(37,469)	(95,807)	(19,298)	(114,459)	371,540	2,650,266	3,021,806
Non-Affiliated:
Alger American Growth	(1,256)	1,643	5,311	5,698	24,277	(13,277)	(29,549)	(1,219)	(2,297)	(22,065)	(16,367)	170,200	153,833
Alger American Small Capitalization	(913)	3,586	14,405	17,078	11,161	(6,225)	(8,204)	700	(1,628)	(4,196)	12,882	92,426	105,308
JP Morgan Mid Cap Value	990	198	4,043	5,231	954	(822)	(329)	65	(555)	(687)	4,544	33,438	37,982
PIMCO Long-term U.S. Government Bond	1,963	182	(2,072)	73	10,025	(5,494)	(2,302)	(567)	(1,201)	461	534	43,109	43,643
Non-Affiliated Initial Class:
Fidelity VIP Money Market	8,787	—	—	8,787	91,197	(53,587)	(1,946)	39,391	(19,969)	55,086	63,873	312,117	375,990
MFS Emerging Growth	(1,052)	3,169	5,712	7,829	19,751	(9,317)	(14,971)	(4,650)	(1,511)	(10,698)	(2,869)	119,683	116,814
MFS Investors Trust	(316)	1,718	7,621	9,023	9,684	(5,705)	(6,711)	(3,302)	(897)	(6,931)	2,092	80,090	82,182
Non-Affiliated Service Class:
Janus Mid Cap Growth	(387)	8,066	(292)	7,387	17,294	(5,367)	(10,796)	(7,361)	(1,643)	(7,873)	(486)	65,434	64,948
Janus Forty	(525)	4,705	5,228	9,408	10,612	(4,232)	(12,202)	11,401	(2,316)	3,263	12,671	112,862	125,533
Janus Worldwide Growth (Pinnalce)	950	6,783	8,593	16,326	15,915	(3,560)	(296)	(25,014)	(1,617)	(14,572)	1,754	108,516	110,270
MFS Core Equity	(1,050)	6,941	27,248	33,139	16,636	(7,731)	(29,348)	(34,808)	(2,395)	(57,646)	(24,507)	295,964	271,457
MFS Emerging Growth	(469)	7,787	(1,455)	5,863	12,426	(3,198)	(17,720)	2,282	(1,933)	(8,143)	(2,280)	86,045	83,765
MFS Mid Cap Growth	7,097	18,986	(21,613)	4,470	26,795	(9,440)	(12,503)	(26,960)	(5,771)	(27,879)	(23,409)	269,262	245,853
MFS New Discovery	1,251	6,460	4,771	12,482	18,487	(4,886)	(6,196)	(7,528)	(2,592)	(2,715)	9,767	100,433	110,200
Oppenheimer Aggressive Growth	(715)	6,402	(3,311)	2,376	19,489	(4,189)	(9,652)	(5,918)	(2,839)	(3,109)	(733)	112,079	111,346
Oppenheimer Strategic Bond	14,000	141	16,525	30,666	231,419	(18,562)	(24,206)	(4,182)	(11,337)	173,132	203,798	381,064	584,862
Oppenheimer International Growth	(743)	44,144	59,736	103,137	59,626	(13,939)	(29,114)	59,312	(8,431)	67,454	170,591	325,434	496,025
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager	553	610	2,333	3,496	33,648	(3,163)	(1,774)	3,566	(2,500)	29,777	33,273	40,110	73,383
Fidelity VIP Balanced	4,079	20,207	11,951	36,237	64,054	(19,149)	(17,700)	3,103	(6,933)	23,375	59,612	339,166	398,778
Fidelity VIP Contrafund	3,175	116,533	(43,409)	76,299	218,537	(30,619)	(59,198)	81,436	(17,731)	192,425	268,724	616,771	885,495
Fidelity VIP Equity-Income	25,541	98,475	(1,009)	123,007	221,963	(32,715)	(16,635)	33,592	(15,257)	190,948	313,955	558,073	872,028
Fidelity VIP Growth	(1,100)	11,359	3,240	13,499	48,350	(14,384)	(8,835)	(11,173)	(5,850)	8,108	21,607	237,952	259,559
Fidelity VIP Growth & Income	537	23,253	29,263	53,053	65,262	(15,698)	(18,549)	(5,888)	(8,868)	16,259	69,312	422,378	491,690

See accompanying notes

10

	Increase (decrease) in nets assets from operations:				Increase (decrease) in net assets from contract related transactions
Division	Net investment income (loss)	Realized gains (losses)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Cost of insurance and benefits provided by riders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Net Assets, beginning of year	Net increase (decrease) in net assets	Net Assets, end of year
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap	$5,363	$139,899	$(36,393)	$108,869	$233,460	$(30,564)	$(30,393)	$87,987	$(22,847)	$237,643	$346,512	$852,643	$1,199,155
Non-Affilitated Series I:
AIM V.I. Capital Appreciation (May 1)*	(983)	(1,712)	303	(2,392)	18,419	(9,767)	(27,349)	199,510	(1,760)	179,053	176,661	—	176,661
AIM V.I. Government Securities	498	(65)	(15)	418	2,560	(1,145)	(5,523)	994	(410)	(3,524)	(3,106)	19,680	16,574
Non-Affiliated Class 1B:
Putnam Growth and Income	617	3,508	4,773	8,898	59,576	(3,952)	(34,291)	16,612	(2,268)	35,677	44,575	50,350	94,925
Putnam International Equity	(160)	32,264	37,345	69,449	47,912	(10,103)	(20,119)	2,544	(4,591)	15,643	85,092	269,105	354,197
Putnam New Opportunities	(2)	255	(154)	99	157	(16)	(11)	(1,685)	(28)	(1,583)	(1,484)	1,680	196
Putnam Small Cap Value	(82)	16,459	3,014	19,391	64,178	(1,890)	(47,842)	63,035	(2,858)	74,623	94,014	79,026	173,040
Putnam Voyager	(19)	41	367	389	1,018	(166)	—	358	(70)	1,140	1,529	4,979	6,508
Non-Affilitated Series II:
AIM V.I. Basic Value	(669)	23,620	(6,616)	16,335	18,695	(3,617)	(1,778)	(120,599)	(2,360)	(109,659)	(93,324)	180,667	87,343
AIM V.I. Capital Appreciation	(79)	116	(13)	24	3,597	(1,078)	(1,325)	15,226	(819)	15,601	15,625	1,281	16,906
AIM V.I. Core Equity (May1)*	75	64	6,617	6,756	7,210	(1,816)	—	75,741	(1,444)	79,691	86,447	—	86,447
Non-Affiliated Class 2:
Franklin Growth & Income	2,343	5,404	8,729	16,476	21,553	(1,962)	(3,437)	35,293	(1,340)	50,107	66,583	78,320	144,903
Franklin Income	2,097	1,146	9,034	12,277	41,401	(5,454)	(4,119)	35,661	(4,449)	63,040	75,317	44,878	120,195
Franklin Mutual	2,108	6,559	9,517	18,184	18,555	(1,695)	(2,033)	14,663	(1,148)	28,342	46,526	87,031	133,557
Franklin Large Cap Growth	243	2,295	9,359	11,897	46,521	(4,657)	(17,730)	33,689	(2,858)	54,965	66,862	95,951	162,813
Franklin U.S. Government	6,922	(1,881)	1,112	6,153	52,047	(8,965)	(8,909)	14,736	(5,087)	43,822	49,975	149,351	199,326
Templeton Foreign	3,098	21,226	61,925	86,249	263,682	(15,286)	(45,933)	145,196	(12,273)	335,386	421,635	259,241	680,876
Templeton Growth	892	10,938	9,899	21,729	28,846	(3,101)	(20,055)	(2,661)	(2,921)	108	21,837	103,811	125,648
Van Kampen LIT Comstock	3,424	22,263	1,185	26,872	41,736	(9,498)	—	(120,449)	(6,317)	(94,528)	(67,656)	193,952	126,296
Van Kampen LIT Strategic Growth	(255)	1,218	3,211	4,174	110,238	(1,027)	(7)	7,128	(1,356)	114,976	119,150	13,499	132,649
Van Kampen UIF Emerging Markets	253	14,576	15,161	29,990	16,715	(4,042)	(4,161)	18,071	(2,028)	24,555	54,545	66,177	120,722
Non-Affiliated Class A:
DWS Bond Porfolio	585	(81)	1,316	1,820	7,617	(1,362)	(9)	41,715	(1,101)	46,860	48,680	14,317	62,997
DWS VIT Equity 500 Index	23,210	109,665	511,713	644,588	559,780	(172,758)	(391,769)	13,107	(91,004)	(82,644)	561,944	4,522,378	5,084,322
DWS VIT Small Cap Index	602	11,909	7,718	20,229	39,446	(7,766)	(42,187)	46,764	(3,740)	32,517	52,746	145,129	197,875

See accompanying notes

* - 2006 inception date of division

11

Columbus Life Insurance Company Separate Account 1

Notes to Financial Statements

December 31, 2007

1.              Organization

Columbus Life Insurance Company Separate Account 1 (the “Account”) is a unit investment trust registered under the Investment Company Act of 1940 (the “1940 Act”), established by the Columbus Life Insurance Company (the “Company”), a life insurance company which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company.  The Account is a funding vehicle for individual variable universal life policies, and commenced operations on August 30, 1999 with the issuance of the first Columbus Life flexible premium (“Flexible Premium”) variable universal life insurance policy.  The first Pinnacle variable universal life insurance policy (“Pinnacle”) was issued on March 19, 2001.  The second Pinnacle variable universal life insurance policy (“Pinnacle II”) was issued on May 23, 2005.  The first legacy survivorship universal life policy (“Legacy”) was issued on May 17, 2002.  Pinnacle, Pinnacle II, and Legacy utilize the same unit values.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities.  The portion of the Account’s assets applicable to the variable universal life contracts are not chargeable with liabilities arising out of any other business the Company may conduct.

2.              Significant Accounting Policies

The Account’s portfolios (divisions, sometimes referred to as sub-accounts) are invested in corresponding shares of certain underlying funds of the following mutual fund families:  the Touchstone Variable Series Trust (“Touchstone Funds”), Alger American Funds (“Alger Funds”), J.P. Morgan Series II Trust (“JPMorgan Funds”), PIMCO Variable Insurance Trust (“PIMCO Funds”), Variable Insurance Products Funds (“Fidelity VIP Funds”), Massachusetts Financial Services Variable Insurance Trust (“MFS Funds”), Janus Aspen Series Funds (“Janus Funds”), Oppenheimer Variable Account Funds and Oppenheimer Panorama Series Fund (“Oppenheimer Funds”), AIM Variable Insurance Funds, Inc. (“AIM Funds”), Putnam Variable Trust (“Putnam VT Funds”), Franklin Templeton Variable Insurance Products Trust (“Franklin Templeton Funds”), Van Kampen Life Investment Trust Portfolios (“Van Kampen LIT Funds”), Van Kampen The Universal Institutional Funds Portfolios (“Van Kampen UIF Funds”), and DWS Variable Series I and DWS Investments VIT Funds (“DWS Funds”).  The Touchstone Funds are managed by Touchstone Advisors, Inc.  The Alger Funds are managed by Alger, Inc.  J.P. Morgan Investment Management, Inc. is the investment adviser to the JPMorgan Funds.  The PIMCO Funds are managed by the Pacific Investment Management Company.  Fidelity VIP Funds are “series” type mutual funds managed by Fidelity Management and Research Company.  The MFS Funds are managed by Massachusetts Financial Services Company.  The Janus Funds are managed by the Janus Capital Group, Inc.  The Oppenheimer Funds are managed by OppenheimerFunds, Inc.  The AIM Funds are managed by AIM Management Group, Inc.  The investment adviser of the Putnam VT Funds is Putnam Investment Management, LLC.  The investment advisers of the Franklin Templeton Funds, are various affiliates of Franklin Resources, Inc., doing business as Franklin Templeton Investments, including Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Templeton Investment Counsel, LLC, and Templeton Global Advisors Limited.  Van Kampen Asset Management manages the Van Kampen LIT Funds.  The Van Kampen UIF Funds are managed by Morgan Stanley Investment Management, Inc.  The investment adviser for the DWS Funds is Deutsche Asset Management, Inc.

12

Columbus Life Insurance Company Separate Account 1

Notes to Financial Statements (continued)

2.  Significant Accounting Policies (continued)

Each sub-account is an open-ended diversified management investment company. Investments are made in mutual funds, which value their investment securities at fair value.  Each sub-account’s value fluctuates on a day to day basis depending on the investment performance of the mutual fund in which it is invested.

A policyholder may also allocate funds to the fixed account, which is part of the general account of the Company.  Due to exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 (the “1933 Act”) and the Company’s general account has not been registered as an investment company under the 1940 Act.  Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

The Account is not taxed separately because the operations of the Account are part of the total operations of the Company.  The Company is taxed as a life insurance company under the Internal Revenue Code.  Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

The preparation of financial statements in conformity with U.S generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157 “Fair Value Measurements” (“Statement 157”).  Statement 157 establishes a framework for measuring values in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework and expands disclosures about the use of fair value measurements.  Statement 157 is intended to increase consistency and compatibility among fair value estimates used in financial reporting.  Statement 157 is effective for fiscal years beginning after November 15, 2007.  Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

13

Columbus Life Insurance Company Separate Account 1

Notes to Financial Statements (continued)

3.              Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2007, and cost of shares held at December 31, 2007, were as follows:

	Purchases	Sales	Cost

Touchstone Variable Series Trust:
Balanced Fund	$236,647	$310,182	$397,342
Baron Small Cap Fund	248,754	139,943	669,714
Core Bond Fund	288,785	64,608	2,575,457
Eagle Capital Appreciation Fund	75,548	225,342	1,791,779
Mid Cap Growth Fund	510,663	185,472	1,903,148
Growth & Income Fund	49,454	45,471	178,857
High Yield Bond Fund	400,637	80,254	2,809,856
Large Cap Core Equity Fund	43,236	47,689	163,295
Money Market Fund	866,865	1,668,342	866,865
Third Avenue Value Fund	352,920	240,308	1,474,924
Value Plus Fund	80,580	346,822	1,780,662
The Alger American Fund:
Growth Portfolio	13,947	21,296	119,294
Small Capitalization Portfolio	5,287	15,187	60,674
J.P. Morgan Series II Trust:
Mid Cap Value Portfolio	747	25,631	12,469
PIMCO Variable Insurance Trust:
Long-Term U.S. Government Bond Portfolio	11,001	6,579	50,175
Fidelity Variable Insurance Products Funds:
Money Market Portfolio - Initial Class	137,174	175,846	337,319
Asset Manager Portfolio - Service Class 2	16,111	5,501	80,213
Balanced Portfolio - Service Class 2	188,562	93,647	467,835
Contrafund Portfolio - Service Class 2	625,547	161,080	1,301,949
Equity-Income Portfolio - Service Class 2	362,260	382,337	916,335
Growth Portfolio - Service Class 2	47,003	81,378	216,255
Growth & Income Portfolio - Service Class 2	98,897	55,900	470,788
Mid Cap Portfolio - Service Class 2	445,197	251,437	1,282,637
MFS Variable Insurance Trust:
Emerging Growth Series - Initial Class	13,260	25,348	84,230
Investors Trust Series - Initial Class	10,709	14,847	61,805
Core Equity Series - Service Class	10,045	131,898	131,409
Emerging Growth Series - Service Class	22,272	36,690	67,929
Mid Cap Growth Series - Service Class	20,944	124,553	140,461
New Discovery Series - Service Class	20,781	35,157	84,046
Janus Aspen Series:
Mid Cap Growth Portfolio - Service Shares	21,592	21,975	60,114
Forty Portfolio - Service Shares	27,109	45,600	94,089
Worldwide Growth Portfolio - Service Shares	24,798	56,819	74,475

14

Columbus Life Insurance Company Separate Account 1

Notes to Financial Statements (continued)

3.              Purchases and Sales of Investments (continued)

	Purchases	Sales	Cost

Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA - Service Class	$22,001	$11,385	$106,046
Oppenheimer Strategic Bond Fund/VA - Service Class	195,820	80,066	683,454
Oppenheimer’s Panorama Series Fund, Inc.:
Oppenheimer International Growth Fund/VA - Service Class	287,876	189,796	536,932
AIM Variable Insurance Funds, Inc.:
Capital Appreciation Fund - Series I	18,443	27,170	169,708
Government Securities Fund - Series I	3,908	2,637	18,250
Basic Value Fund - Series II	60,884	14,176	128,307
Capital Appreciation Fund - Series II	5,181	3,838	18,408
Core Equity - Series II	13,616	7,508	86,956
Putnam Variable Trust:
Growth and Income Fund - Class IB	24,747	3,584	134,244
International Equity Fund - Class IB	156,425	42,236	407,918
New Opportunities Fund - Class IB	1,292	182	1,963
Small Cap Value Fund - Class IB	30,868	36,613	253,843
Voyager Fund - Class IB	720	282	6,877
Franklin Templeton Variable Insurance Products Trust:
Growth and Income Securities - Class 2	24,767	14,243	161,545
Income Securities - Class 2	49,340	10,623	232,041
Mutual Shares Securities Fund - Class 2	61,327	11,509	221,358
Large Cap Growth Securities Fund - Class 2	29,406	5,483	186,602
U.S. Government - Class 2	137,844	29,165	308,124
Templeton Foreign Securities Fund - Class 2	64,824	33,301	749,159
Templeton Growth Securities Fund - Class 2	19,535	12,501	152,563
Van Kampen Life Investment Trust:
Comstock Portfolio - Class II	49,083	17,521	147,760
Strategic Growth Portfolio - Class II	15,472	5,008	139,430
Van Kampen The Universal Institutional Funds, Inc.:
Emerging Markets Equity Portfolio - Class II	114,294	56,528	171,608
DWS Variable Series I:
Bond Portfolio - Class A	31,402	3,270	113,617
DWS Investments VIT Funds:
Equity 500 Index Fund - Class A	82,253	245,803	4,031,465
Small Cap Index Fund - Class A	18,233	17,152	284,964

15

Columbus Life Insurance Company Separate Account 1

Notes to Financial Statements (continued)

4.   Expenses and Related Party Transactions

The Company deducts a premium expense charge to cover the cost of distributing the policies.  For Flexible Premium, the maximum premium expense charge is 5.50% of a premium payment, with the current premium expense charge at 4.75% of a premium payment.  For Pinnacle, Pinnacle II and Legacy, for a Coverage Layer in a Coverage Year for the first 12 coverage years, the current premium expense charge is 6.50% of premium payments up to target premium, with a maximum of 7.50%.  In a coverage year after the first 12 coverage years, the current premium expense charge is 2.50%, with a maximum of 3.50%.  Premium payments in excess of target premium for a coverage layer in a coverage year for the first 12 coverage years, have a premium charge of 3.25%, with a maximum of 4.25%.  In a coverage year after the first 12 coverage years for premium payments in excess of target premium, the current premium expense charge is 1.75%, with a maximum of 2.75%.  The premium expense charge is deducted from each premium payment before the net premiums are allocated to the investment options.

For Flexible Premium, a tax charge is deducted to cover state taxes on insurance premiums and certain federal taxes.  The tax charge is equal to the state premium tax rate for the state of residence plus .55% for certain federal taxes.  The maximum tax charge is 3.50% of a premium payment.  The tax charge is deducted from each premium payment before the net premiums are allocated to the investment options.  For Pinnacle, Pinnacle II and Legacy, a state tax charge equal to the state premium tax rate for the state of residence is deducted from each premium payment before the net premiums are allocated to the investment options.  The maximum state tax charge is 3.50% of a premium payment.

The Company also deducts a monthly cost of insurance charge for providing policyholders with life insurance protection.  The amount of the cost of insurance depends on the amount of insurance requested, and the age, gender and underwriting class of the insured.  The cost of insurance is also affected by the account value, indebtedness and death benefit option.  The maximum monthly cost of insurance charge for a policy is shown in the policy schedule.  The Company may charge less than the maximum shown in the policy schedule.

The Company also deducts an amount monthly to cover the cost of any additional benefits provided under the policy by rider.  Both the cost of insurance charge and the charge for riders are deducted on each monthly anniversary day.

The monthly expense charge covers the cost of record keeping and administering the policy.  For Flexible Premium policies, the maximum monthly expense charge is $7 with the current monthly expense charge at $6.  For Pinnacle, Pinnacle II and Legacy policies, the maximum monthly expense charge is $9 with the current monthly expense charge at $7.50.  This charge is also deducted on each monthly anniversary day.

16

Columbus Life Insurance Company Separate Account 1

Notes to Financial Statements (continued)

4.   Expenses and Related Party Transactions (continued)

The Company also charges policies a fee in order to compensate for its assumption of mortality and expense risks.  For Flexible Premium, the deduction is made daily on a pro rata basis from the accumulation unit values of each sub-account at an annual effective rate not to exceed 1.00%. For Pinnacle, Pinnacle II and Legacy, the deduction is made monthly as a direct charge to the policy at an annual effective rate not to exceed 0.90% As of December 31, 2007, the effective annual rate of the Flexible Premium charges is 0.90% and 0.70% for Pinnacle, Pinnacle II and Legacy, respectively.

A surrender charge is imposed by the Company if the policy is cancelled or, under certain circumstances, if the specified amount decreases during the first 14 years after the policy is issued, or during the first 14 years after any increase in the specified amount for Flexible Premium policies.  For Pinnacle, Pinnacle II and Legacy policies, the surrender charge applies during the first 12 months since the policy date or since the date of any increase in Base Specified Amount, if the policy is cancelled or if the policy terminates at the end of a grace period.  The amount of the charge depends upon the insured’s age, gender and underwriting class.

There is no charge for the first 12 transfers among sub-accounts each policy year.  Additional transfers are $10 for each transfer in a policy year.  The charge is deducted from the account value at the time of the transfer.  There are no charges for transfers made in connection with the dollar cost averaging program and these transfers are not counted when determining the number of transfers made in a policy year.

There is no charge for the first withdrawal in a policy year.  There is a withdrawal charge of $50 per withdrawal for each additional withdrawal.  The amount of the charge is deducted from the account value.

17

Columbus Life Insurance Company Separate Account 1

Notes to Financial Statements (continued)

5.               Changes in Units Outstanding

The following table shows a summary of changes in units outstanding for variable universal life insurance contracts for the years ended December 31, 2007 and 2006:

Flexible Premium Variable Universal Life Insurance

	2007				2006
Division	Units Purchased	Units Redeemed	Transfers between Sub accounts	Net Increase (Decrease)	Units Purchased	Units Redeemed	Transfers between Sub accounts	Net Increase (Decrease)

Touchstone Balanced Fund	424	(428)	(7,863)	(7,867)	522	(309)	7,240	7,453
Touchstone Baron Small Cap Fund	331	(330)	17	18	382	(196)	114	300
Touchstone Core Bond Fund	228	(253)	36	11	264	(326)	20	(42)
Touchstone Eagle Capital Appreciation Fund	844	(961)	64	(53)	1,112	(795)	(1,878)	(1,561)
Touchstone Mid Cap Growth Fund	1,592	(1,383)	(393)	(184)	2,007	(1,555)	(160)	292
Touchstone Growth & Income Fund	440	(863)	(34)	(457)	563	(336)	(8)	219
Touchstone High Yield Fund	517	(564)	41	(6)	526	(637)	222	111
Touchstone Large Cap Core Equity Fund	876	(789)	(91)	(4)	1,107	(627)	(451)	29
Touchstone Money Market Fund	280	(276)	(23)	(19)	2,998	(226)	(15,418)	(12,646)
Touchstone Third Avenue Value Fund	766	(793)	250	223	908	(510)	1,319	1,717
Touchstone Value Plus Fund	317	(251)	92	158	496	(1,967)	(286)	(1,757)

Alger American Growth Portfolio	1,926	(1,908)	(641)	(623)	2,623	(4,362)	(715)	(2,454)
Alger American Small Capitalization Portfolio	716	(1,025)	(398)	(707)	1,082	(1,048)	(447)	(413)

PIMCO VIT Long-Term U.S. Government Bond	544	(516)	141	169	633	(528)	(79)	26

Fidelity VIP Asset Manager Portfolio - Service Class 2	190	(89)	—	101	217	(91)	—	126
Fidelity VIP Balanced Portfolio - Service Class 2	301	(453)	5,272	5,120	349	(165)	238	422
Fidelity VIP Contrafund Portfolio - Service Class 2	573	(531)	2,894	2,936	755	(358)	571	968
Fidelity VIP Equity-Income Portfolio - Service Class 2	580	(1,151)	123	(448)	885	(533)	124	476
Fidelity VIP Growth Portfolio - Service Class 2	227	(237)	(18)	(28)	326	(259)	4	71
Fidelity VIP Growth & Income Portfolio - Service Class 2	285	(434)	(36)	(185)	341	(213)	(167)	(39)
Fidelity VIP Mid Cap Portfolio - Service Class 2	398	(482)	2,343	2,259	499	(253)	529	775

MFS VIT Emerging Growth Series - Initial Class	1,773	(2,058)	(732)	(1,017)	955	(847)	(801)	(693)
MFS VIT Investors Trust Series - Initial Class	765	(969)	(196)	(400)	2,269	(2,100)	(1,387)	(1,218)
MFS VIT Core Equity Series - Service Class	40	(35)	(1)	4	284	(2,212)	(1,118)	(3,046)
MFS VIT Mid Cap Growth Series - Service Class	183	(185)	(54)	(56)	303	(294)	(1,525)	(1,516)
MFS VIT New Discovery Series - Service Class	102	(83)	—	19	138	(64)	(187)	(113)

AIM Capital Appreciation Fund - Series I	2,308	(2,783)	(150)	(625)	1,910	(3,450)	19,354	17,814
AIM Government Securities Fund - Series I	176	(200)	77	53	197	(547)	76	(274)

Putnam VT International Equity Fund - Class IB	826	(744)	1,329	1,411	945	(783)	(1,675)	(1,513)

DWS VIT Equity 500 Index - Class A	847	(1,478)	6	(625)	1,113	(752)	(680)	(319)
DWS VIT Small Cap Index - Class A	251	(255)	2,002	1,998	308	(253)	(59)	(4)

18

Columbus Life Insurance Company Separate Account 1

Notes to Financial Statements (continued)

5.               Changes in Units Outstanding (continued)

Pinnacle, Pinnacle II and Legacy Variable Universal Life

	2007				2006
Division	Units Purchased	Units Redeemed	Transfers between Sub accounts	Net Increase (Decrease)	Units Purchased	Units Redeemed	Transfers between Sub accounts	Net Increase (Decrease)

Touchstone Balanced Fund	5,753	(5,867)	1,741	1,627	4,105	(4,985)	10,027	9,147
Touchstone Baron Small Cap Fund	3,153	(3,006)	1,046	1,193	8,304	(2,306)	2,471	8,469
Touchstone Core Bond Fund	3,095	(3,513)	9,274	8,856	3,842	(4,208)	2,874	2,508
Touchstone Eagle Capital Appreciation	5,908	(13,728)	(7,669)	(15,489)	7,891	(9,126)	(13,199)	(14,434)
Touchstone Mid Cap Growth Fund	9,053	(8,127)	755	1,681	16,442	(4,579)	182	12,045
Touchstone Growth & Income Fund	1,505	(936)	(793)	(224)	3,214	(2,342)	1,089	1,961
Touchstone High Yield Fund	4,746	(4,594)	5,252	5,404	9,786	(3,721)	(8,588)	(2,523)
Touchstone Large Cap Core Equity Fund	1,808	(2,437)	71	(558)	2,099	(1,510)	(213)	376
Touchstone Money Market Fund	145,238	(20,713)	(103,055)	21,470	68,753	(19,291)	(49,010)	452
Touchstone Third Avenue Value Fund	7,450	(7,932)	300	(182)	13,345	(5,717)	2,848	10,476
Touchstone Value Plus Fund	3,770	(18,341)	(8,743)	(23,314)	5,391	(6,697)	(8,277)	(9,583)

J.P. Morgan Series II Trust Mid Cap Value Portfolio	—	(46)	(1,253)	(1,299)	56	(100)	(13)	(57)

Fidelity VIP Money Market Fund Portfolio - Initial Class	8,017	(11,073)	(1,737)	(4,793)	8,078	(7,255)	3,389	4,212
Fidelity VIP Asset Manager Portfolio - Service Class 2	598	(445)	61	214	2,534	(551)	293	2,276
Fidelity VIP Balanced Portfolio - Service Class 2	3,301	(5,939)	2,833	195	4,550	(3,254)	(161)	1,135
Fidelity VIP Contrafund Portfolio - Service Class 2	6,486	(5,045)	5,166	6,607	12,517	(4,937)	2,906	10,486
Fidelity VIP Equity-Income Portfolio - Service Class 2	7,015	(11,433)	2,758	(1,660)	14,971	(4,758)	2,659	12,872
Fidelity VIP Growth Portfolio - Service Class 2	3,096	(5,858)	(145)	(2,907)	4,513	(2,307)	(1,685)	521
Fidelity VIP Growth & Income Portfolio - Service Class 2	5,571	(3,439)	(783)	1,349	5,003	(3,630)	(200)	1,173
Fidelity VIP Mid Cap Portfolio - Service Class 2	5,273	(5,084)	969	1,158	10,580	(3,691)	3,256	10,145

MFS VIT Capital Opportunities Series - Service Class	957	(11,234)	(878)	(11,155)	1,577	(2,380)	(2,942)	(3,745)
MFS VIT Emerging Growth Series - Service Class	1,584	(1,990)	(685)	(1,091)	1,295	(1,835)	(327)	(867)
MFS VIT Mid Cap Growth Series - Service Class	1,767	(11,392)	(1,573)	(11,198)	2,756	(1,897)	(2,863)	(2,004)
MFS VIT New Discovery Series - Service Class	1,025	(2,406)	(275)	(1,656)	1,497	(738)	(911)	(152)

Janus Aspen Mid Cap Growth	1,233	(1,642)	400	(9)	1,500	(1,720)	(528)	(748)
Janus Aspen Capital Appreciation	527	(557)	(1,069)	(1,099)	852	(687)	14	179
Janus Aspen Worldwide Growth	1,708	(4,282)	(63)	(2,637)	1,624	(595)	(2,645)	(1,616)

Oppenheimer Aggressive Growth	1,916	(827)	(171)	918	1,764	(1,890)	(214)	(340)
Oppenheimer Strategic Bond	5,288	(3,620)	4,455	6,123	15,740	(3,755)	(414)	11,571
Oppenheimer International Growth	4,007	(4,294)	5,728	5,441	3,935	(3,714)	4,234	4,455

AIM VI Basic Value Fund - Series II	1,067	(492)	1,538	2,113	1,150	(441)	(7,418)	(6,709)
AIM VI Capital Appreciation Fund - Series II	352	(208)	(58)	86	248	(141)	918	1,025
AIM VI Core Equity Fund - Series II	1,114	(637)	(22)	455	681	(440)	7,681	7,922

Putnam VT Growth and Income Fund - Class IB	1,472	(392)	678	1,758	2,601	(1,558)	1,118	2,161
Putnam VT International Equity Fund - Class IB	971	(531)	705	1,145	1,627	(429)	842	2,040
Putnam VT New Opportunities Fund - Class IB	64	(35)	75	104	10	(3)	(106)	(99)
Putnam VT Small Cap Value Fund - Class IB	1,161	(304)	1,805	2,662	769	(253)	2,993	3,509
Putnam VT Voyager Fund - Class IB	40	(49)	82	73	81	(20)	30	91

19

Columbus Life Insurance Company Separate Account 1

Notes to Financial Statements (continued)

5.               Changes in Units Outstanding (continued)

Pinnacle, Pinnacle II and Legacy Variable Universal Life

	2007				2006
Division	Units Purchased	Units Redeemed	Transfers between Sub accounts	Net Increase (Decrease)	Units Purchased	Units Redeemed	Transfers between Sub accounts	Net Increase (Decrease)

Franklin Templeton VIP Trust Growth & Income Securities Fund - Class 2	1,345	(890)	348	803	1,193	(289)	2,250	3,154
Franklin Templeton VIP Trust Income Securities Fund - Class 2	2,327	(1,236)	5,233	6,324	2,607	(714)	2,108	4,001
Franklin Templeton VIP Trust Mutual Shares Securities Fund - Class 2	1,709	(474)	3,640	4,875	1,096	(309)	911	1,698
Franklin Templeton VIP Trust Large Cap Growth Securities Fund - Class 2	1,522	(756)	1,047	1,813	3,238	(1,923)	2,492	3,807
Franklin Templeton VIP Trust U.S. Government Fund - Class 2	4,114	(2,740)	7,151	8,525	4,387	(2,062)	1,625	3,950
Franklin Templeton VIP Trust Foreign Securities Fund - Class 2	5,919	(1,877)	(364)	3,678	13,268	(3,926)	7,727	17,069
Franklin Templeton VIP Trust Growth Securities Fund - Class 2	1,409	(480)	740	1,669	1,518	(1,423)	(134)	(39)

Van Kampen LIT Comstock Portfolio - Class II	1,805	(1,050)	657	1,412	2,418	(1,118)	(6,763)	(5,463)
Van Kampen LIT Strategic Growth Portfolio - Class II	740	(274)	276	742	8,151	(194)	504	8,461

Van Kampen UIF Emerging Markets Equity Portfolio - Class II	858	(272)	468	1,054	579	(224)	517	872

DWS Variable Series I Bond Portfolio - Class A	1,354	(551)	3,200	4,003	676	(232)	3,678	4,122

DWS VIT Equity 500 Index - Class A	33,938	(31,167)	(11,210)	(8,439)	45,650	(26,531)	(29,459)	(10,340)
DWS VIT Small Cap Index - Class A	1,968	(822)	1,167	2,313	2,009	(983)	482	1,508

20

Columbus Life Insurance Company Separate Account 1

Notes to Financial Statements (continued)

6.               Unit Values and Financial Highlights

A summary of net assets, unit values and units outstanding for variable universal life insurance contracts, investment income and expense ratios, excluding expenses of the underlying funds, are presented for the periods ended December 31, 2007, 2006, 2005, 2004, and 2003.

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

	At December 31, 2007				For the period ended December 31, 2007
	Beginning		Ending
	Unit Value	Units	Unit Value	Net Assets	Investment	Expense Ratio	Total Return
Division	Range	(000s)	Range	(000s)	Income Ratio	Range	Range
Touchstone Variable Series Trust
Balanced Fund	$15.35 to $16.67	23	$16.19 to $17.43	$367	1.73%	0.00% to 0.90%	4.56% to 5.47%
Baron Small Cap Fund	20.51 to 21.52	30	20.88 to 22.12	661	0.00%	0.00% to 0.90%	1.80% to 2.79%
Core Bond Fund	12.83 to 13.53	190	13.53 to 14.14	2,565	4.55%	0.00% to 0.90%	4.51% to 5.46%
Eagle Capital Appreciation Fund	9.90 to 10.42	259	9.90 to 10.51	2,714	0.64%	0.00% to 0.90%	0.00% to 0.86%
Mid Cap Growth Fund	19.50 to 26.30	78	22.31 to 29.83	1,823	0.00%	0.00% to 0.90%	13.42% to 14.41%
Growth & Income Fund	14.20 to 16.35	10	14.63 to 16.99	163	1.92%	0.00% to 0.90%	3.03% to 3.92%
High Yield Fund	15.02 to 15.74	170	15.15 to 16.02	2,713	8.87%	0.00% to 0.90%	0.87% to 1.78%
Large Cap Core Equity Fund	11.09 to 12.97	15	11.58 to 13.66	191	2.19%	0.00% to 0.90%	4.42% to 5.32%
Money Market Fund	10.92 to 11.04	75	11.38 to 11.61	867	4.64%	0.00% to 0.90%	4.21% to 5.16%
Third Avenue Value Fund	18.98 to 22.60	75	18.47 to 22.19	1,634	0.74%	0.00% to 0.90%	-1.81% to -2.69%
Value Plus Fund	13.26 to 13.40	205	12.72 to 12.74	2,604	1.39%	0.00% to 0.90%	-4.07% to -4.93%
The Alger American Fund
Growth Portfolio	9.59	15	11.40	176	0.34%	0.90%	18.87%
Small Capitalization Portfolio	11.22	9	13.04	113	0.00%	0.90%	16.22%
JP Morgan Series II Trust
JP Morgan Mid Cap Value Portfolio	19.17	1	19.64	13	0.48%	0.00%	2.45%
PIMCO Variable Insurance Trust
Long-Term U.S. Government Bond Portfolio	16.5	3	17.95	51	4.45%	0.90%	8.79%
Fidelity Variable Insurance Products Funds
Money Market Fund Portfolio - Initial Class	11.55	28	12.15	337	5.09%	0.00%	5.19%
Asset Manager Portfolio - Service Class 2	11.62 to 12.77	6	13.26 to 14.70	89	5.74%	0.00% to 0.90%	14.11% to 15.11%
Balanced Portfolio - Service Class 2	12.32 to 13.65	35	13.27 to 14.84	504	3.11%	0.00% to 0.90%	7.71% to 8.72%
Contrafund Portfolio - Service Class 2	15.75 to 17.50	61	18.31 to 20.53	1,227	0.82%	0.00% to 0.90%	16.25% to 17.31%
Equity-Income Portfolio - Service Class 2	13.64 to 15.29	55	13.69 to 15.48	851	1.65%	0.00% to 0.90%	0.37% to 1.24%
Growth Portfolio - Serivce Class 2	8.92 to 10.47	22	11.20 to 13.27	290	0.46%	0.00% to 0.90%	25.56% to 26.74%
Growth & Income Portfolio - Serivce Class 2	11.87 to 13.35	38	13.16 to 14.94	568	1.40%	0.00% to 0.90%	10.87% to 11.91%
Mid Cap Portfolio - Service Class 2	20.29 to 22.25	58	23.19 to 25.66	1,464	0.52%	0.00% to 0.90%	14.29% to 15.33%

21

Columbus Life Insurance Company Separate Account 1

Notes to Financial Statements (continued)

6.               Unit Values and Financial Highlights (continued)

	At December 31, 2007				For the period ended December 31, 2007
	Beginning		Ending
	Unit Value	Units	Unit Value	Net Assets	Investment	Expense Ratio	Total Return
Division	Range	(000s)	Range	(000s)	Income Ratio	Range	Range
MFS Variable Insurance Trust
Emerging Growth Series - Initial Class	$9.17	12	$11.01	$129	0.00%	0.90%	21.05%
Investors Trust Series - Initial Class	10.84	7	11.85	85	0.86%	0.90%	9.32%
Core Equity Series - Service Class	8.87 to 9.92	16	9.75 to 11.00	178	0.12%	0.00% to 0.90%	9.92% to 10.89%
Emerging Growth Series - Service Class	10.18	7	12.31	88	0.00%	0.00%	20.92%
Mid Cap Growth Series - Service Class	7.25 to 9.18	16	7.87 to 10.05	156	0.00%	0.00% to 0.90%	8.55% to 9.48%
New Discovery Series - Service Class	10.58 to 12.27	8	10.72 to 12.54	92	0.00%	0.00% to 0.90%	1.32% to 2.20%
Janus Aspen Series
Mid Cap Growth Portfolio - Service Shares	12.29	5	14.96	79	0.07%	0.00%	21.72%
Forty Growth Portfolio - Service Shares	13.29	8	18.15	152	0.17%	0.00%	36.57%
Worldwide Growth Portfolio - Service Shares	10.96	7	11.99	89	0.61%	0.00%	9.40%
Oppenheimer Variable Account Funds
Aggressive Growth Fund/VA - Service Class	11.05	11	11.72	129	0.00%	0.00%	6.06%
Strategic Bond Fund/VA - Service Class	15.23	45	16.69	743	3.25%	0.00%	9.59%
Oppenheimer’s Panorama Series Fund, Inc.
International Growth Fund/VA - Service Class	16.93	35	19.13	665	0.68%	0.00%	12.99%
AIM Variable Insurance Funds, Inc.
V.I. Capital Appreciation Fund - Series I	9.91	17	11.00	189	0.00%	0.90%	11.00%
V.I. Government Securities Fund - Series I	13.25	1	13.96	18	4.13%	0.90%	5.36%
V.I. Basic Value Fund - Series II	17.39	7	17.63	126	0.41%	0.00%	1.38%
V.I. Capital Appreciation Fund – Series II	15.16	1	16.94	20	0.00%	0.00%	11.74%
V.I. Core Equity Fund – Series II	10.90	8	11.76	99	1.01%	0.00%	7.89%
Putnam Variable Trust
Growth and Income Fund - Class IB	16.93	7	15.91	117	1.39%	0.00%	-6.02%
International Equity Fund - Class IB	21.06 to 21.77	19	22.62 to 23.59	441	2.82%	0.00% to 0.90%	7.41% to 8.36%
New Opportunities Fund - Class IB	16.51	—	17.46	2	0.00%	0.00%	5.75%
Small Cap Value Fund - Class IB	22.90	10	19.98	204	0.61%	0.00%	-12.75%
Voyager Fund - Class IB	13.91	1	14.68	8	0.00%	0.00%	5.54%
Franklin Templeton Variable Insurance Products Trust
Growth & Income Securities Fund - Class 2	16.95	9	16.32	153	2.34%	0.00%	-3.72%
Income Securities Fund - Class 2	16.78	13	17.41	235	3.64%	0.00%	3.75%
Mutual Shares Securities Fund - Class 2	17.98	12	18.61	229	1.33%	0.00%	3.50%
Large Cap Growth Securities Fund - Class 2	14.82	13	15.74	202	0.77%	0.00%	6.21%
U.S. Government Fund - Class 2	11.13	26	11.87	314	4.96%	0.00%	6.65%
Templeton Foreign Securities Fund - Class 2	21.44	35	24.76	877	2.02%	0.00%	15.49%
Templeton Growth Securities Fund - Class 2	20.64	8	21.13	164	1.36%	0.00%	2.37%
Van Kampen Life Investment Trust
Van Kampen Comstock Portfolio	18.08	8	17.66	148	1.54%	0.00%	-2.32%
Van Kampen Strategic Growth Portfolio	14.04	10	16.38	167	0.00%	0.00%	16.67%
Van Kampen The Universal Institutional Funds
Van Kampen Emerging Markets Equity	34.33	5	48.22	220	0.45%	0.00%	40.46%
DWS Variable Series I
Bond Portfolio - Class A	11.65	9	12.13	114	1.07%	0.00%	4.12%
DWS Investments VIT Funds
Equity 500 Index Fund - Class A	10.34 to 13.15	379	10.79 to 13.85	5,229	4.92%	0.00% to 0.90%	4.35% to 5.32%
Small Cap Index Fund - Class A	16.03 to 18.34	15	15.58 to 18.00	267	1.53%	0.00% to 0.90%	-1.85% to -2.81%

22

Columbus Life Insurance Company Separate Account 1

Notes to Financial Statements (continued)

6.   Unit Values and Financial Highlights (continued)

	At December 31, 2006				For the period ended December 31, 2006
	Beginning		Ending
	Unit Value	Units	Unit Value	Net Assets	Investment	Expense Ratio	Total Return
Division	Range	(000s)	Range	(000s)	Income Ratio	Range	Range
Touchstone Variable Series Trust
Balanced Fund	$ 13.84 to $15.17	29	$ 15.35 to $16.67	$455	2.57%	0.00% to 0.90%	9.92% to 10.90%
Baron Small Cap Fund	17.49 to 18.19	29	20.51 to 21.52	617	0.00%	0.00% to 0.90%	17.21% to 18.26%
Core Bond Fund	12.33 to 13.12	181	12.83 to 13.53	2,319	4.38%	0.00% to 0.90%	3.13% to 4.05%
Eagle Capital Appreciation Fund	8.56 to 8.92	274	9.90 to 10.42	2,853	0.83%	0.00% to 0.90%	15.75% to 16.79%
Mid Cap Growth Fund	16.78 to 22.84	77	19.50 to 26.30	1,567	0.00%	0.00% to 0.90%	15.14% to 16.18%
Growth & Income Fund	12.61 to 14.38	11	14.20 to 16.35	167	2.71%	0.00% to 0.90%	12.66% to 13.67%
High Yield Fund	14.04 to 14.59	164	15.02 to 15.74	2,581	7.43%	0.00% to 0.90%	6.94% to 7.90%
Large Cap Core Equity Fund	8.84 to 10.24	15	11.09 to 12.97	189	2.51%	0.00% to 0.90%	25.45% to 26.57%
Money Market Fund	10.50 to 10.51	53	10.92 to 11.04	587	5.33%	0.00% to 0.90%	3.98% to 4.91%
Third Avenue Value Fund	16.53 to 19.50	75	18.98 to 22.60	1,665	1.15%	0.00% to 0.90%	14.84% to 15.87%
Value Plus Fund	11.29 to 11.07	228	13.26 to 13.40	3,022	0.82%	0.00% to 0.90%	18.66% to 19.72%
The Alger American Fund
Growth Portfolio	9.2	16	9.59	154	0.13%	0.90%	4.21%
Small Capitalization Portfolio	9.43	9	11.22	105	0.00%	0.90%	18.95%
JP Morgan Series II Trust
JP Morgan Mid Cap Value Portfolio	16.4	2	19.17	38	3.01%	0.00%	16.84%
PIMCO Variable Insurance Trust
Long-Term U.S. Government Bond Portfolio	16.46	3	16.50	44	5.40%	0.90%	0.25%
Fidelity Variable Insurance Products Funds
Money Market Fund Portfolio - Initial Class	11.02	33	11.55	376	4.68%	0.00%	4.87%
Asset Manager Portfolio - Service Class 2	10.94 to 11.92	6	11.62 to 12.77	73	1.81%	0.00% to 0.90%	6.18% to 7.14%
Balanced Portfolio - Service Class 2	11.15 to 12.24	29	12.32 to 13.65	399	1.65%	0.00% to 0.90%	10.51% to 11.50%
Contrafund Portfolio - Service Class 2	14.26 to 15.71	51	15.75 to 17.50	885	1.04%	0.00% to 0.90%	10.44% to 11.43%
Equity-Income Portfolio - Service Class 2	11.47 to 12.75	58	13.64 to 15.29	872	4.17%	0.00% to 0.90%	18.86% to 19.93%
Growth Portfolio - Serivce Class 2	8.44 to 9.83	25	8.92 to 10.47	260	0.16%	0.00% to 0.90%	5.62% to 6.57%
Growth & Income Portfolio - Serivce Class 2	10.61 to 11.83	37	11.87 to 13.35	492	0.66%	0.00% to 0.90%	11.85% to 12.86%
Mid Cap Portfolio - Service Class 2	18.21 to 19.79	54	20.29 to 22.25	1,199	1.12%	0.00% to 0.90%	11.40% to 12.40%
MFS Variable Insurance Trust
Emerging Growth Series - Initial Class	8.57	13	9.17	117	0.00%	0.90%	6.93%
Investors Trust Series - Initial Class	9.68	8	10.84	82	0.52%	0.90%	11.99%
Core Equity Series - Service Class	7.89 to 8.74	27	8.87 to 9.92	271	0.17%	0.00% to 0.90%	12.49% to 13.50%
Emerging Growth Series - Service Class	9.46	8	10.18	84	0.00%	0.00%	7.61%
Mid Cap Growth Series - Service Class	7.16 to 8.97	27	7.25 to 9.18	246	3.41%	0.00% to 0.90%	1.39% to 2.30%
New Discovery Series - Service Class	9.45 to 10.86	9	10.58 to 12.27	110	1.81%	0.00% to 0.90%	11.93% to 12.93%
Janus Aspen Series
Mid Cap Growth Portfolio - Service Shares	10.84	5	12.29	65	0.00%	0.00%	13.31%
Forty Growth Portfolio - Service Shares	12.18	9	13.29	126	0.13%	0.00%	9.12%
Worldwide Growth Portfolio - Service Shares	9.29	10	10.96	110	1.44%	0.00%	17.94%
Oppenheimer Variable Account Funds
Aggressive Growth Fund/VA - Service Class	10.76	10	11.05	111	0.00%	0.00%	2.70%
Strategic Bond Fund/VA - Service Class	14.2	38	15.23	585	3.48%	0.00%	7.23%
Oppenheimer’s Panorama Series Fund, Inc.
International Growth Fund/VA - Service Class	13.10	29	16.93	496	0.34%	0.00%	29.25%
AIM Variable Insurance Funds, Inc.
V.I. Capital Appreciation Fund - Series I	10.00	18	9.91	177	0.11%	0.90%	-0.90%
V.I. Government Securities Fund - Series I	12.91	1	13.25	17	3.59%	0.90%	2.63%
V.I. Basic Value Fund - Series II	15.40	5	17.39	87	0.26%	0.00%	12.94%
V.I. Capital Appreciation Fund - Series II	14.29	1	15.16	17	0.00%	0.00%	6.06%
V.I. Core Equity Fund - Series II	13.23	8	10.90	86	1.02%	0.00%	-17.61%
Putnam Variable Trust
Growth and Income Fund - Class IB	14.61	6	16.93	95	1.39%	0.00%	15.91%
International Equity Fund - Class IB	16.64 to 17.04	17	21.06 to 21.77	354	0.64%	0.00% to 0.90%	26.58% to 27.72%
New Opportunities Fund - Class IB	15.21	—	16.51	—	0.00%	0.00%	8.56%
Small Cap Value Fund - Class IB	19.52	8	22.90	173	0.37%	0.00%	17.29%
Voyager Fund - Class IB	13.2	—	13.91	7	0.09%	0.00%	5.44%
Franklin Templeton Variable Insurance Products Trust
Growth & Income Securities Fund - Class 2	14.52	9	16.95	145	2.43%	0.00%	16.76%
Income Securities Fund - Class 2	14.19	7	16.78	121	3.03%	0.00%	18.24%
Mutual Shares Securities Fund - Class 2	15.19	7	17.98	134	2.18%	0.00%	18.38%
Large Cap Growth Securities Fund - Class 2	13.36	11	14.82	163	0.74%	0.00%	10.90%
U.S. Government Fund - Class 2	10.7	18	11.13	199	4.49%	0.00%	4.02%
Templeton Foreign Securities Fund - Class 2	17.66	32	21.44	681	1.12%	0.00%	21.44%
Templeton Growth Securities Fund - Class 2	16.95	6	20.64	126	1.17%	0.00%	21.81%
Van Kampen Life Investment Trust
Van Kampen Comstock Portfolio	15.58	7	18.08	126	3.23%	0.00%	16.04%
Van Kampen Strategic Growth Portfolio	13.68	9	14.04	133	0.00%	0.00%	2.63%
Van Kampen The Universal Institutional Funds
Van Kampen Emerging Markets Equity	25.03	4	34.33	121	0.70%	0.00%	37.17%
DWS Variable Series I
Bond Portfolio - Class A	11.12	5	11.65	63	0.92%	0.00%	4.72%
DWS Investments VIT Funds
Equity 500 Index Fund - Class A	9.03 to 11.39	39	10.34 to 13.15	5084	1.96%	0.00% to 0.90%	14.49% to 15.52%
Small Cap Index Fund - Class A	13.77 to 15.61	11	16.03 to 18.34	198	1.16%	0.00% to 0.90%	16.45% to 17.49%

23

Columbus Life Insurance Company Separate Account 1

Notes to Financial Statements (continued)

6.   Unit Values and Financial Highlights (continued)

	At December 31, 2005				For the period ended December 31, 2005
	Beginning		Ending
	Unit Value	Units	Unit Value	Net Assets	Investment	Expense Ratio	Total Return
Division	Range	(000s)	Range	(000s)	Income Ratio	Range	Range
Touchstone Variable Series Trust
Balanced Fund	$12.98 to $14.35	12	$13.84 to $15.17	$172	1.71%	0.00% to 0.90%	5.67% to 6.61%
Baron Small Cap Fund	16.39 to 16.90	20	17.50 to 18.20	363	0.00%	0.00% to 0.90%	6.73% to 7.69%
Core Bond Fund	12.13 to 13.02	178	12.33 to 13.12	2,198	0.00%	0.00% to 0.90%	.78% to 1.68%
Eagle Capital Appreciation Fund	8.63 to 8.91	290	8.56 to 8.92	2,586	0.09%	0.00% to 0.90%	-.80% to .09%
Mid Cap Growth Fund	14.56 to 20.00	66	16.78 to 22.84	1,142	0.00%	0.00% to 0.90%	14.27% to 15.29%
Growth & Income Fund	12.49 to 14.12	9	12.61 to 14.38	117	0.00%	0.00% to 0.90%	.95% to 1.86%
High Yield Fund	13.72 to 14.13	166	14.04 to 14.59	2,428	0.00%	0.00% to 0.90%	2.35% to 3.27%
Large Cap Core Equity Fund	9.20 to 10.56	15	8.84 to 10.24	146	0.00%	0.00% to 0.90%	-3.92% to -3.06%
Money Market Fund	10.20 to 10.27	65	10.50 to 10.52	688	3.28%	0.00% to 0.90%	2.22% to 3.14%
Third Avenue Value Fund	14.20 to 16.61	63	16.53 to 19.50	1,205	0.01%	0.00% to 0.90%	16.36% to 17.41%
Value Plus Fund	10.84 to 11.15	239	11.08 to 11.29	2,650	0.00%	0.00% to 0.90%	1.26% to 2.17%
The Alger American Fund
Growth Portfolio	8.29	18	9.20	170	0.22%	0.90%	11.04%
Small Capitalization Portfolio	8.14	10	9.43	92	0.00%	0.90%	15.84%
JP Morgan Series II Trust
JP Morgan Mid Cap Value Portfolio	15.02	2	16.40	33	0.40%	0.00%	9.21%
PIMCO Variable Insurance Trust
Long-Term U.S. Government Bond Portfolio	15.86	3	16.46	43	6.43%	0.90%	3.80%
Fidelity Variable Insurance Products Funds
Money Market Fund Portfolio - Initial Class	10.69	28	11.02	312	2.71%	0.00%	3.03%
Asset Manager Portfolio - Service Class 2	10.63 to 11.48	3	10.94 to 11.92	40	2.21%	0.00% to 0.90%	2.86% to 3.78%
Balanced Portfolio - Service Class 2	10.66 to 11.60	28	11.15 to 12.24	339	2.47%	0.00% to 0.90%	4.59% to 5.53%
Contrafund Portfolio - Service Class 2	12.33 to 13.47	40	14.26 to 15.71	617	0.11%	0.00% to 0.90%	15.61% to 16.65%
Equity-Income Portfolio - Service Class 2	10.96 to 12.07	44	11.47 to 12.75	558	1.39%	0.00% to 0.90%	4.63% to 5.57%
Growth Portfolio - Serivce Class 2	8.08 to 9.31	24	8.44 to 9.83	238	0.29%	0.00% to 0.90%	4.56% to 5.50%
Growth & Income Portfolio - Serivce Class 2	9.97 to 11.02	36	10.61 to 11.83	422	1.24%	0.00% to 0.90%	6.44% to 7.40%
Mid Cap Portfolio - Service Class 2	15.57 to 16.77	43	18.21 to 19.79	853	0.00%	0.00% to 0.90%	16.97% to 18.02%
MFS Variable Insurance Trust
Emerging Growth Series - Initial Class	7.92	14	8.57	120	0.00%	0.90%	8.22%
Investors Trust Series - Initial Class	9.10	8	9.68	80	0.53%	0.90%	6.36%
Core Equity Series - Service Class	7.84 to 8.62	34	7.89 to 8.74	296	0.52%	0.00% to 0.90%	0.56% to 1.46%
Emerging Growth Series - Service Class	8.69	9	9.46	86	0.00%	0.00%	8.92%
Mid Cap Growth Series - Service Class	7.02 to 8.73	31	7.16 to 8.97	269	0.00%	0.00% to 0.90%	1.94% to 2.86%
New Discovery Series - Service Class	9.08 to 10.34	9	9.45 to 10.86	100	0.00%	0.00% to 0.90%	4.10% to 5.03%
Janus Aspen Series
Mid Cap Growth Portfolio - Service Shares	9.68	6	10.84	65	0.00%	0.00%	12.03%
Capital Appreciation Portfolio - Service Shares	10.82	9	12.18	113	0.01%	0.00%	12.56%
Worldwide Growth Portfolio - Service Shares	8.80	12	9.29	109	1.09%	0.00%	5.57%
Oppenheimer Variable Account Funds
Aggressive Growth Fund/VA - Service Class	9.61	10	10.76	112	0.00%	0.00%	11.98%
Strategic Bond Fund/VA - Service Class	13.86	27	14.20	381	3.30%	0.00%	2.48%
Oppenheimer's Panorama Series Fund, Inc.
International Growth Fund/VA - Service Class	11.39	25	13.10	325	0.65%	0.00%	14.95%
AIM Variable Insurance Funds, Inc.
Government Securities Fund - Series I	12.81	2	12.91	20	3.43%	0.90%	0.76%
Basic Value Fund - Series II	14.61	12	15.40	181	1.21%	0.00%	5.43%
Capital Appreciation Fund- Series II	13.17	—	14.29	1	0.00%	0.00%	8.58%
Putnam Variable Trust
Growth and Income Fund - Class IB	13.88	3	14.61	50	1.10%	0.00%	5.23%
International Equity Fund - Class IB	14.96 to 15.19	16	16.64 to 17.04	269	1.41%	0.00% to 0.90%	11.20% to 12.20%
New Opportunities Fund - Class IB	13.83	—	15.21	2	0.20%	0.00%	10.00%
Small Cap Value Fund - Class IB	18.24	4	19.52	79	0.19%	0.00%	7.03%
Voyager Fund - Class IB	12.48	—	13.20	5	0.97%	0.00%	5.69%
Franklin Templeton Variable Insurance Products Trust
Growth & Income Securities Fund - Class 2	14.02	5	14.52	78	5.01%	0.00%	3.51%
Income Securities Fund - Class 2	13.97	3	14.19	45	2.12%	0.00%	1.60%
Mutual Shares Securities Fund - Class 2	13.74	6	15.19	87	0.99%	0.00%	10.55%
Large Cap Growth Securities Fund - Class 2	13.22	7	13.36	96	0.38%	0.00%	1.06%
U.S. Government Fund - Class 2	10.45	14	10.70	149	5.19%	0.00%	2.40%
Templeton Foreign Securities Fund - Class 2	16.03	15	17.66	259	0.95%	0.00%	10.17%
Templeton Growth Securities Fund - Class 2	15.57	6	16.95	104	1.28%	0.00%	8.86%
Van Kampen Life Investment Trust
Van Kampen Comstock Portfolio	14.96	12	15.58	194	0.99%	0.00%	4.11%
Van Kampen Strategic Growth Portfolio	12.71	1	13.68	14	0.02%	0.00%	7.64%
Van Kampen The Universal Institutional Funds
Van Kampen Emerging Markets Equity	18.71	3	25.03	66	0.37%	0.00%	33.76%
DWS Variable Series I
Bond Portfolio - Class A	10.84	1	11.12	14	2.50%	0.00%	2.60%
DWS Investments VIT Funds
Equity 500 Index Fund - Class A	8.70 to 10.88	399	9.03 to 11.39	4,522	1.50%	0.00% to 0.90%	3.74% to 4.68%
Small Cap Index Fund - Class A	13.32 to 14.98	9	13.77 to 15.61	145	0.60%	0.00% to 0.90%	3.33% to 4.26%

24

Columbus Life Insurance Company Separate Account 1

Notes to Financial Statements (continued)

6.   Unit Values and Financial Highlights (continued)

	At December 31, 2004				For the period ended December 31, 2004
	Beginning		Ending
	Unit Value	Units	Unit Value	Net Assets	Investment	Expense Ratio	Total Return
Division	Range	(000s)	Range	(000s)	Income Ratio	Range	Range
Touchstone Variable Series Trust
Balanced Fund	$11.84 to $13.21	3	$12.98 to $14.35	$45	1.18%	0.00% to 0.90%	8.65% to 9.63%
Baron Small Cap Fund	12.94 to 13.22	17	16.39 to 16.90	291	0.00%	0.00% to 0.90%	26.68% to 27.82%
Core Bond Fund	11.74 to 12.72	173	12.13 to 13.02	2,094	4.31%	0.00% to 0.90%	2.39% to 3.31%
Eagle Capital Appreciation Fund	7.57 to 7.76	14	8.63 to 8.91	135	0.96%	0.00% to 0.90%	13.89% to 14.92%
Mid Cap Growth Fund	12.99 to 17.99	53	14.56 to 20.00	812	2.04%	0.00% to 0.90%	11.06% to 12.06%
Growth & Income Fund	11.44 to 12.83	5	12.49 to 14.12	70	2.13%	0.00% to 0.90%	9.12% to 10.10%
High Yield Fund	12.63 to 12.90	169	13.72 to 14.13	2,388	7.08%	0.00% to 0.90%	8.58% to 9.55%
Large Cap Core Equity Fund	8.83 to 10.04	301	9.20 to 10.56	2,685	2.30%	0.00% to 0.90%	4.26% to 5.29%
Money Market Fund	10.06 to 10.23	37	10.20 to 10.27	376	1.43%	0.00% to 0.90%	.43% to 1.34%
Third Avenue Value Fund	11.38 to 13.19	55	14.20 to 16.61	909	0.27%	0.00% to 0.90%	24.81% to 25.93%
Value Plus Fund	9.81 to 10.18	246	10.84 to 11.15	2,670	0.79%	0.00% to 0.90%	9.55% to 10.54%
The Alger American Fund
Growth Portfolio	7.93	20	8.29	163	0.00%	0.90%	4.56%
Small Capitalization Portfolio	7.05	10	8.14	78	0.00%	0.90%	15.53%
JP Morgan Series II Trust
JP Morgan Mid Cap Value Portfolio	12.41	—	15.02	4	0.29%	0.00%	21.06%
PIMCO Variable Insurance Trust
Long-Term U.S. Government Bond Portfolio	14.88	2	15.86	37	4.48%	0.90%	6.59%
Fidelity Variable Insurance Products Funds
Money Market Fund Portfolio - Initial Class	10.56	32	10.69	347	1.09%	0.00%	1.21%
Asset Manager Portfolio - Service Class 2	10.20 to 10.92	3	10.63 to 11.48	34	1.97%	0.00% to 0.90%	4.24% to 5.18%
Balanced Portfolio - Service Class 2	10.23 to 11.03	25	10.66 to 11.60	292	1.69%	0.00% to 0.90%	4.21% to 5.15%
Contrafund Portfolio - Service Class 2	10.80 to 11.69	32	12.33 to 13.47	429	0.19%	0.00% to 0.90%	14.13% to 15.16%
Equity-Income Portfolio - Service Class 2	9.95 to 10.85	41	10.96 to 12.07	492	1.28%	0.00% to 0.90%	10.24% to 11.23%
Growth Portfolio - Serivce Class 2	7.90 to 9.03	26	8.08 to 9.31	241	0.12%	0.00% to 0.90%	2.20% to 3.12%
Growth & Income Portfolio - Serivce Class 2	9.53 to 10.44	34	9.97 to 11.02	371	0.63%	0.00% to 0.90%	4.58% to 5.52%
Mid Cap Portfolio - Service Class 2	12.60 to 13.45	44	15.57 to 16.77	739	0.00%	0.00% to 0.90%	23.54% to 24.66%
MFS Variable Insurance Trust
Emerging Growth Series - Initial Class	7.08	14	7.92	114	0.00%	0.90%	11.95%
Investors Trust Series - Initial Class	8.25	8	9.10	76	0.60%	0.90%	10.36%
Capital Opportunities Series - Service Class	7.06 to 7.69	33	7.84 to 8.62	278	0.18%	0.00% to 0.90%	11.09% to 12.09%
Emerging Growth Series - Service Class	7.71	9	8.69	76	0.00%	0.00%	12.72%
Mid Cap Growth Series - Service Class	6.19 to 7.63	30	7.02 to 8.73	262	0.00%	0.00% to 0.90%	13.36% to 14.38%
New Discovery Series - Service Class	8.62 to 9.74	9	9.08 to 10.34	92	0.00%	0.00% to 0.90%	5.26% to 6.21%
Janus Aspen Series
Mid Cap Growth Portfolio - Service Shares	8.03	6	9.68	56	0.03%	0.00%	20.48%
Capital Appreciation Portfolio - Service Shares	9.17	12	10.82	131	0.00%	0.00%	17.99%
Worldwide Growth Portfolio - Service Shares	8.42	15	8.80	132	0.94%	0.00%	4.53%
Oppenheimer Variable Account Funds
Aggressive Growth Fund/VA - Service Class	8.04	12	9.61	112	0.00%	0.00%	19.43%
Strategic Bond Fund/VA - Service Class	12.78	18	13.86	249	6.11%	0.00%	8.43%
Oppenheimer’s Panorama Series Fund, Inc.
International Growth Fund/VA - Service Class	9.73	24	11.39	276	1.27%	0.00%	17.15%
AIM Variable Insurance Funds, Inc.
Government Securities Fund - Series I	12.60	1	12.81	17	3.02%	0.90%	1.65%
Basic Value Fund - Series II	13.18	10	14.61	151	0.00%	0.00%	10.84%
Capital Appreciation Fund - Series II	12.38	—	13.17	—	0.00%	0.00%	6.33%
Putnam Variable Trust
Growth and Income Fund - Class IB	12.49	1	13.88	8	1.50%	0.00%	11.11%
International Equity Fund - Class IB	12.99 to 13.07	14	14.96 to 15.19	206	0.98%	0.00% to 0.90%	15.16% to 16.19%
New Opportunities Fund - Class IB	12.53	—	13.83	5	0.00%	0.00%	10.31%
Small Cap Value Fund - Class IB	14.45	4	18.24	76	0.31%	0.00%	26.21%
Voyager Fund - Class IB	11.89	—	12.48	4	0.19%	0.00%	5.03%
Franklin Templeton Variable Insurance Products Trust
Growth & Income Securities Fund - Class 2	12.68	3	14.02	35	3.49%	0.00%	10.61%
Income Securities Fund - Class 2	12.27	1	13.97	13	2.74%	0.00%	13.85%
Mutual Shares Securities Fund - Class 2	12.20	4	13.74	50	0.92%	0.00%	12.63%
Large Cap Growth Securities Fund - Class 2	12.25	4	13.22	47	0.58%	0.00%	7.93%
U.S. Government Fund - Class 2	10.10	11	10.45	116	6.85%	0.00%	3.48%
Templeton Foreign Securities Fund - Class 2	13.52	7	16.03	109	1.15%	0.00%	18.53%
Templeton Growth Securities Fund - Class 2	13.42	4	15.57	64	1.95%	0.00%	16.03%
Van Kampen Life Investment Trust
Van Kampen Comstock Portfolio	12.74	13	14.96	199	0.33%	0.00%	17.43%
Van Kampen Strategic Growth Portfolio	11.90	2	12.71	23	0.00%	0.00%	6.78%
Van Kampen The Universal Institutional Funds
Van Kampen Emerging Markets Equity	15.32	2	18.71	33	0.00%	0.00%	22.12%
DWS Variable Series I
Bond Portfolio - Class A	10.29	—	10.84	4	3.20%	0.00%	5.38%
DWS Investments VIT Funds
Equity 500 Index Fund - Class A	7.94 to 9.84	356	8.70 to 10.88	3,859	1.08%	0.00% to 0.90%	9.61% to 10.59%
Small Cap Index Fund - Class A	11.41 to 12.72	12	13.32 to 14.98	173	0.32%	0.00% to 0.90%	16.71% to 17.76%

25

Columbus Life Insurance Company Separate Account 1

Notes to Financial Statements (continued)

6.   Unit Values and Financial Highlights (continued)

	At December 31, 2003				For the period ended December 31, 2003
	Beginning		Ending
	Unit Value	Units	Unit Value	Net Assets	Investment	Expense Ratio	Total Return
Division	Range	(000s)	Range	(000s)	Income Ratio	Range	Range
Touchstone Variable Series Trust
Balanced Fund	$10.00 to $10.96	1	$11.84 to $13.21	$18	0.68%	0.00% to 0.90%	18.42% to 20.49%
Baron Small Cap Fund	10.00	13	12.94 to 13.22	172	0.00%	0.00% to 0.90%	29.39% to 32.20%
Core Bond Fund	11.34 to 12.40	149	11.74 to 12.72	1,754	4.96%	0.00% to 0.90%	2.57% to 3.49%
Eagle Capital Appreciation Fund	6.75 to 7.62	11	8.83 to 10.05	106	1.32%	0.00% to 0.90%	30.68% to 31.85%
Mid Cap Growth Fund	8.82 to 12.33	42	12.99 to 17.99	585	0.00%	0.00% to 0.90%	45.95% to 47.26%
Growth & Income Fund	8.69 to 10.00	4	11.44 to 12.83	45	4.73%	0.00% to 0.90%	28.22% to 31.65%
High Yield Fund	10.28 to 10.40	189	12.63 to 12.90	2,432	11.92%	0.00% to 0.90%	22.88% to 23.99%
Large Cap Core Equity Fund	5.80 to 5.89	309	7.57 to 7.76	2,395	0.16%	0.00% to 0.90%	30.53% to 31.70%
Money Market Fund	10.00 to 10.22	78	10.06 to 10.23	791	1.03%	0.00% to 0.90%	.11% to .65%
Third Avenue Value Fund	8.03 to 9.22	43	11.38 to 13.19	556	0.14%	0.00% to 0.90%	41.66% to 42.93%
Value Plus Fund	7.56 to 7.92	247	9.81 to 10.18	2,428	1.21%	0.00% to 0.90%	28.56% to 29.72%
The Alger American Fund
Growth Portfolio	5.91	18	7.93	140	0.00%	0.90%	33.96%
Small Capitalization Portfolio	5.00	9	7.05	65	0.00%	0.90%	41.07%
JP Morgan Series II Trust
JP Morgan Mid Cap Value Portfolio	10.00	—	12.41	2	0.00%	0.00%	24.08%
PIMCO Variable Insurance Trust
Long-Term U.S. Government Bond Portfolio	14.45	2	14.88	28	4.01%	0.90%	2.97%
Fidelity Variable Insurance Products Funds
Money Market Fund Portfolio - Initial Class	10.46	39	10.56	413	0.93%	0.00%	1.00%
Asset Manager Portfolio - Service Class 2	8.75 to 9.28	2	10.20 to 10.92	17	2.43%	0.00% to 0.90%	16.61% top 17.66%
Balanced Portfolio - Service Class 2	8.79 to 9.40	22	10.23 to 11.03	245	2.13%	0.00% to 0.90%	16.36% to 17.41%
Contrafund Portfolio - Service Class 2	8.51 to 9.12	28	10.80 to 11.69	326	0.23%	0.00% to 0.90%	27.05% to 28.20%
Equity-Income Portfolio - Service Class 2	7.72 to 8.35	32	9.95 to 10.85	339	1.15%	0.00% to 0.90%	28.87% to 30.03%
Growth Portfolio - Serivce Class 2	6.02 to 6.82	21	7.90 to 9.03	191	0.09%	0.00% to 0.90%	31.36% to 32.54%
Growth & Income Portfolio - Serivce Class 2	7.79 to 8.46	21	9.53 to 10.44	213	0.89%	0.00% to 0.90%	22.34% to 23.44%
Mid Cap Portfolio - Service Class 2	9.20 to 9.73	34	12.60 to 13.45	458	0.21%	0.00% to 0.90%	37.02% to 38.25%
MFS Variable Insurance Trust
Emerging Growth Series - Initial Class	5.48	15	7.08	106	0.00%	0.90%	29.07%
Investors Trust Series - Initial Class	6.81	10	8.25	79	0.66%	0.90%	21.06%
Capital Opportunities Series - Service Class	6.05 to 6.81	28	7.06 to 7.69	217	0.00%	0.00% to 0.90%	25.98% to 27.11%
Emerging Growth Series - Service Class	5.93	6	7.71	50	0.00%	0.00%	29.93%
Mid Cap Growth Series - Service Class	4.57 to 5.58	26	6.19 to 7.63	198	0.00%	0.00% to 0.90%	35.39% to 36.61%
New Discovery Series - Service Class	6.52 to 7.30	6	8.62 to 9.74	53	0.00%	0.00% to 0.90%	32.34% to 33.43%
Janus Aspen Series
Mid Cap Growth Portfolio - Service Shares	5.96	5	8.03	36	0.00%	0.00%	34.76%
Capital Appreciation Portfolio - Service Shares	7.63	12	9.17	113	0.22%	0.00%	20.23%
Worldwide Growth Portfolio - Service Shares	6.81	13	8.42	110	0.83%	0.00%	23.68%
Oppenheimer Variable Account Funds
Aggressive Growth Fund/VA - Service Class	6.41	9	8.04	76	0.00%	0.00%	25.44%
Strategic Bond Fund/VA - Service Class	10.91	7	12.78	91	5.37%	0.00%	17.16%
Oppenheimer’s Panorama Series Fund, Inc.
International Growth Fund/VA - Service Class	6.68	22	9.73	212	0.97%	0.00%	45.53%
AIM Variable Insurance Funds, Inc.
Government Securities Fund - Series I	12.58	2	12.60	25	2.43%	0.90%	0.17%
Basic Value Fund - Series II	10.00	—	13.18	3	0.00%	0.00%	31.80%
Capital Appreciation Fund - Series II	10.00	—	12.38	—	0.00%	0.00%	23.82%
Putnam Variable Trust
Growth and Income Fund - Class IB	10.00	1	12.49	7	0.00%	0.00%	24.92%
International Equity Fund - Class IB	10.00	6	12.99 to 13.07	76	0.00%	0.00% to 0.90%	29.93% to 30.72%
New Opportunities Fund - Class IB	10.00	—	12.53	5	0.00%	0.00%	25.35%
Small Cap Value Fund - Class IB	10.00	2	14.45	25	0.00%	0.00%	44.50%
Voyager Fund - Class IB	10.00	—	11.89	2	0.00%	0.00%	18.86%
Franklin Templeton Variable Insurance Products Trust
Growth & Income Securities Fund - Class 2	10.00	1	12.68	6	0.09%	0.00%	26.77%
Income Securities Fund - Class 2	10.00	—	12.27	1	1.20%	0.00%	22.66%
Mutual Shares Securities Fund - Class 2	10.00	1	12.20	12	0.02%	0.00%	22.00%
Large Cap Growth Securities Fund - Class 2	10.00	1	12.25	17	0.01%	0.00%	22.49%
U.S. Government Fund - Class 2	10.00	2	10.10	19	0.05%	0.00%	1.02%
Templeton Foreign Securities Fund - Class 2	10.00	1	13.52	19	0.02%	0.00%	35.23%
Templeton Growth Securities Fund - Class 2	10.00	1	13.42	11	0.14%	0.00%	34.16%
Van Kampen Life Investment Trust
Van Kampen Comstock Portfolio	10.00	—	12.74	6	0.00%	0.00%	27.44%
Van Kampen Strategic Growth Portfolio	10.00	—	11.90	—	0.00%	0.00%	19.04%
Van Kampen The Universal Institutional Funds
Van Kampen Emerging Markets Equity	10.00	—	15.32	1	0.00%	0.00%	53.22%
DWS Variable Series I
Bond Portfolio - Class A	10.00	—	10.29	1	0.00%	0.00%	2.85%
DWS Investments VIT Funds
Equity 500 Index Fund - Class A	6.25 to 7.67	289	7.94 to 9.84	2,827	1.06%	0.00% to 0.90%	27.01% to 28.16%
Small Cap Index Fund - Class A	7.87 to 8.69	6	11.41 to 12.72	81	0.51%	0.00% to 0.90%	45.12% to 46.42%

26

STATUTORY-BASIS FINANCIAL STATEMENTS

AND SCHEDULES

Columbus Life Insurance Company

Years Ended December 31, 2007, 2006 and 2005

Columbus Life Insurance Company

Statutory - Basis Financial Statements and Schedules

Years Ended December 31, 2007, 2006 and 2005

Report of Independent Registered Public Accounting Firm

The Board of Directors

Columbus Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Columbus Life Insurance Company (the Company) as of December 31, 2007 and 2006, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2007.  Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from U.S. generally accepted accounting principles.  The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Columbus Life Insurance Company at December 31, 2007 and 2006, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2007.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Columbus Life Insurance Company at December 31, 2007 and 2006, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2007, in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.  Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, in connection with implementing new accounting standards, the Company changed its methods of accounting for investments in federal and certain state sponsored Low Income Housing Tax Credit properties in 2006 and for certain non-insurance subsidiaries, controlled, and affiliated entities in 2005.

/s/ Ernst & Young LLP

Cincinnati, OH

April 7, 2008

1

Columbus Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2007	2006
	(in thousands)
Admitted Assets
Cash and invested assets:
Debt securities	$1,993,905	$2,019,220
Preferred stocks	94,754	97,765
Investment in common stock of subsidiary	5,931	4,949
Mortgage loans	77,079	89,590
Policy loans	73,078	72,770
Cash, cash equivalents and short-term investments	43,339	54,898
Receivable from securities	359	851
Other invested assets	97,579	103,489
Total cash and invested assets	2,386,024	2,443,532

Investment income due and accrued	24,731	25,003
Premiums deferred and uncollected	5,192	5,426
Net deferred income tax asset	26,380	21,372
Other admitted assets	19,335	15,574
Separate account assets	45,692	39,423
Total admitted assets	$2,507,354	$2,550,330

Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,001,660	$1,989,021
Accident and health reserves	5,679	6,362
Liability for deposit-type contracts	44,301	45,619
Policy and contract claims	9,167	7,110
Dividends payable to policyholders	11,023	10,516
Premiums received in advance	114	124
Total policy and contract liabilities	2,071,944	2,058,752

General expense due and accrued	358	463
Current federal income taxes payable	2,237	1,543
Transfer to (from) separate accounts due and accrued, net	(4,333)	(2,212)
Asset valuation reserve	19,384	23,274
Interest maintenance reserve	1,082	4,096
Other liabilities	117,316	126,389
Borrowed money and interest	24,613	45,363
Separate account liabilities	45,692	39,423
Total liabilities	2,278,293	2,297,091

Capital and surplus:
Common stock, $1 par value, authorized 10,000 shares, issued and outstanding 10,000 shares	10,000	10,000
Paid-in surplus	41,600	41,600
Accumulated surplus	177,461	201,639
Total capital and surplus	229,061	253,239
Total liabilities and capital and surplus	$2,507,354	$2,550,330

See accompanying notes.

2

Columbus Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2007	2006	2005
	(in thousands)
Premiums and other revenues:
Premiums and annuity considerations	$165,666	$194,662	$207,926
Net investment income	147,807	140,043	135,365
Considerations for supplementary contracts with life contingencies	185	221	1,026
Amortization of the interest maintenance reserve	743	1,536	2,099
Fees from management of separate account mutual funds	1,940	1,633	1,504
Other revenues	372	347	232
Total premiums and other revenues	316,713	338,442	348,152

Benefits paid or provided:
Death benefits	67,994	63,469	66,634
Annuity benefits	10,397	10,976	8,356
Disability and accident and health benefits	1,975	1,746	2,241
Surrender benefits	121,580	120,512	95,565
Payments on supplementary contracts	1,107	1,231	1,390
Other benefits	2,262	2,722	3,328
Increase (decrease) in policy reserves and other policyholders’ funds	11,957	44,349	72,569
Total benefits paid or provided	217,272	245,005	250,083

Insurance expenses and other deductions:
Commissions	28,579	27,591	55,842
General expenses	27,294	27,611	31,694
Net transfers to (from) separate accounts	2,157	7,529	1,302
Other deductions	2,607	4,413	380
Total insurance expenses and other deductions	60,637	67,144	89,218

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	38,804	26,293	8,851

Dividends to policyholders	11,897	10,613	11,132
Gain (loss) from operations before federal income tax expense, and net realized capital gains (losses)	26,907	15,680	(2,281)
Federal income tax expense (benefit), excluding tax on capital gains	3,881	(278)	(3,176)
Gain (loss) from operations before net realized capital gains (losses)	23,026	15,958	895
Net realized capital gains or (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(7,121)	7,926	1,670
Net income (loss)	$15,905	$23,884	$2,565

See accompanying notes.

3

Columbus Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

Years Ended December 31, 2007, 2006 and 2005

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(in thousands)
Balance, January 1, 2005	$10,000	$41,600	$210,060	$261,660

Net income	—	—	2,565	2,565
Change in net deferred income tax asset	—	—	1,068	1,068
Net change in unrealized gains on investments (net of deferred tax expense (benefit) of ($75))	—	—	1,604	1,604
Net change in nonadmitted assets and related items	—	—	(10,801)	(10,801)
Change in asset valuation reserve	—	—	(3,720)	(3,720)
Cumulative effect of change in accounting principle			2,391	2,391
Dividends to stockholder	—	—	(25,000)	(25,000)
Balance, December 31, 2005	10,000	41,600	178,167	229,767

Net income	—	—	23,884	23,884
Change in net deferred income tax asset	—	—	202	202
Net change in unrealized gains on investments (net of deferred tax expense (benefit) of $1,119)	—	—	1,593	1,593
Net change in nonadmitted assets and related items	—	—	(3,275)	(3,275)
Change in asset valuation reserve	—	—	881	881
Cumulative effect of change in accounting principle	—	—	187	187
Balance, December 31, 2006	10,000	41,600	201,639	253,239

Net income	—	—	15,905	15,905
Change in net deferred income tax asset	—	—	1,475	1,475
Net change in unrealized gains on investments (net of deferred tax expense (benefit) of ($88))	—	—	687	687
Net change in nonadmitted assets and related items	—	—	3,865	3,865
Change in asset valuation reserve	—	—	3,890	3,890
Dividends to stockholder	—	—	(50,000)	(50,000)
Balance, December 31, 2007	$10,000	$41,600	$177,461	$229,061

See accompanying notes.

4

Columbus Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2007	2006	2005
	(in thousands)
Cash from Operations:
Premiums collected net of reinsurance	$166,292	$194,946	$209,712
Net investment income received	143,356	135,196	132,432
Benefits paid	(206,150)	(192,346)	(186,463)
Net transfers from (to) separate accounts	(2,401)	(7,366)	(1,561)
Commissions and expense paid	(57,645)	(58,789)	(89,498)
Dividends paid to policyholders	(11,390)	(11,615)	(11,340)
Federal income taxes recovered (paid)	(1,521)	3,365	(2,657)
Other, net	2,279	1,961	1,736
Net cash from (for) operations	32,820	65,352	52,361

Cash from Investments:
Proceeds from investments sold, matured or repaid:
Debt securities	991,077	1,039,125	804,121
Preferred stocks	32,639	84,917	10,839
Mortgage loans	15,008	10,378	14,568
Other invested assets	9,835	7,977	11,582
Miscellaneous proceeds	1,286	369	283
Net proceeds from investments sold, matured or repaid	1,049,845	1,142,766	841,393

Cost of investments acquired:
Debt securities	(982,916)	(1,181,054)	(837,179)
Preferred stocks	(23,722)	(64,133)	(52,176)
Mortgage loans	(2,500)	—	(8,319)
Other invested assets	(192)	(609)	(12,113)
Miscellaneous applications	(296)	(74)	(16,662)
Total cost of investments acquired	(1,009,626)	(1,245,870)	(926,449)

Net change in policy and other loans	(308)	(2,193)	2,009
Net cash from (for) investments	39,911	(105,297)	(83,047)

Cash from Financing and Miscellaneous Sources:
Borrowed money	(20,750)	8,895	36,468
Net deposits on deposit-type contract funds and other insurance liabilities	(795)	(374)	2,564
Dividends paid to stockholder	(50,000)	—	(25,000)
Other cash provided (applied)	(12,745)	65,694	5,649
Net cash from (for) financing and miscellaneous sources	(84,290)	74,215	19,681

Net change in cash, cash equivalents and short-term investments	(11,559)	34,270	(11,005)
Cash, cash equivalents and short-term investments:
Beginning of year	54,898	20,628	31,633
End of year	$43,339	$54,898	$20,628

See accompanying notes.

5

Columbus Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2007

1. Nature of Operations and Significant Account Policies

Columbus Life Insurance Company (the Company), a stock life insurance company, is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern), a stock life insurance company. The Company is domiciled in Ohio.

The Company offers individual life, universal life and annuity contracts through general and independent agents and affiliated broker-dealers. The Company is licensed in 48 states and the District of Columbia. For the year ended December 31, 2007, approximately 53% of the gross premiums and annuity considerations for the Company were derived from Ohio, Florida, California, Pennsylvania, Texas and Michigan.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes.  Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department).  These practices differ in some respects from accounting principles generally accepted in the United States (GAAP).  The more significant differences follow.

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners’ (NAIC) rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale.

6

Columbus Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Account Policies (continued)

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows.  For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the retrospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors investments to determine if there has been an other-than-temporary decline in fair market value.  Factors management considers for each identified security include the following:

•                  the length of time and the extent to which the fair value is below the book/adjusted carry value;

•                  the financial condition and near term prospects of the issuer, including specific events that may affect its operations; and

•                  the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge is recorded as a net realized capital loss in the period the determination is made.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in 5-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

7

Columbus Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Account Policies (continued)

Subsidiaries

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred.  Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally a portion of deferred tax assets), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

8

Columbus Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Account Policies (continued)

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Deferred Income Taxes

Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted.  Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

9

Columbus Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Account Policies (continued)

A reconciliation of capital and surplus and net income of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31 and for the years then ended is as follows:

	2007	2006
	(in thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$229,061	$253,239
Deferred policy acquisition costs	176,428	176,128
Policy reserves	(1,099)	(17,978)
Asset valuation and interest maintenance reserves	20,466	27,370
Income taxes	(37,710)	(34,791)
Net unrealized gain on available-for-sale securities	31,421	48,355
Other, net	11,205	7,813
Stockholder’s equity, GAAP basis	$429,772	$460,136

	2007	2006	2005
	(in thousands)
Net income as reported in the accompanying statutory-basis financial statements	$15,905	$23,884	$2,565
Deferred policy acquisition costs	(10,126)	(3,481)	26,927
Policy reserves	20,632	27,180	5,914
Income taxes	(618)	(8,445)	(6,335)
Interest maintenance reserve	(3,014)	(5,145)	(1,749)
Other, net	2,839	131	(6,979)
Net income, GAAP basis	$25,618	$34,124	$20,343

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost with amortization determined using the interest method.

10

Columbus Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Account Policies (continued)

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg, Trepp, dealer surveys or internal estimates and are based on the current interest rate and economic environment.  The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office (SVO) of the NAIC and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost.  All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value.  Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the SVO and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on non-affiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company’s insurance subsidiary is reported at its underlying statutory equity.  The Companies non-insurance subsidiaries are reported based on underlying audited GAAP equity.  The net change in the subsidiaries’ equity is included in capital and surplus.

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee.  Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses.  Distributions from earnings of the investees are reported as net investment income when received.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment.  A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

11

Columbus Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Account Policies (continued)

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method.

Changes in admitted asset carrying amounts of debt securities, non-redeemable preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to capital and surplus.

Premiums

Life and accident and health premiums are recognized as revenue when due.  Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Policy Reserves

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

12

Columbus Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

1. Nature of Operations and Significant Account Policies (continued)

Policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method.  The following mortality tables and interest rates are used:

	Percentage of Reserves
	2007	2006
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/2% - 3%	2.1%	2.2%
1958 Commissioners Standard Ordinary, 2-1/2% - 4-1/2%	16.3	16.7
1980 Commissioners Standard Ordinary, 4% - 5%	55.7	54.3
2001 Commission Standard Ordinary, 4.5%	1.2	0.7
Annuities:
Various, 2-1/2% - 7-1/2%	23.4	24.7
Supplemental benefits:
Various, 2-1/2% - 7-1/2%	0.9	0.9
Other, 2% - 5-1/2%	0.4	0.5
	100.0%	100.0%

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1st for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates.  For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

As of December 31, 2007 and 2006, reserves of $35.0 million and $33.2 million, respectively, were recorded on inforce amounts of $1,961.3 million and $1,942.6 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.  The Company anticipates investment income as a factor in the premium deficiency calculation.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

13

Columbus Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Account Policies (continued)

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition.  Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid is determined annually by the Company’s Board of Directors. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory capital and surplus to be retained by the Company.

Policy and Contract Claims

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2007 and 2006.  The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis.  These estimates are subject to the effects of trends in claim severity and frequency.  Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate.  The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Borrowed Money

The Company has entered into several dollar-roll reverse repurchase agreements.  The transactions were reflected as financing transactions requiring the asset sold and the liability for the repurchase to remain on the Company’s financial statements.  The collateral received for the transactions is reported in short-term investments and the liability for the repurchase is reported in borrowed money on the balance sheets.  There were $24.6 million and $45.4 million of mortgage-backed securities that were subject to the reverse repurchase agreements at December 31, 2007 and 2006, respectively.

14

Columbus Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Account Policies (continued)

Securities Lending

The Company loaned $97.8 million and $119.8 million of various U.S. Treasury and corporate debt securities and common stocks as part of a securities lending program administered by the Bank of New York as of December 31, 2007 and 2006, respectively.  The Company requires collateral in the amount of 102% of fair value of the applicable securities loaned.  The Company monitors the fair value of the underlying securities as compared with the related receivable or payable, including accrued interest, and requests additional collateral as necessary.  The Company maintains effective control over all loaned securities, and, therefore, continues to report such securities as invested assets in the balance sheets.  Unrestricted collateral is invested primarily in debt securities and short-term investments with an offsetting liability recognized in other liabilities for the obligation to return the unrestricted collateral.  Restricted collateral is not reflected on the balance sheets as an asset or a liability. The Company had $53.2 million and $59.3 million of unrestricted collateral and $45.9 million and $63.5 million of restricted collateral held in the Bank of New York Cash Reserves as of December 31, 2007 and 2006, respectively.

Separate Account

The Company maintains a separate account, which holds assets related to the Company’s variable universal life contracts and market value adjusted annuity contracts.  The variable universal life contracts held by the Company are non-guaranteed return contracts.  The Company collects certain fees for the administration of, and other benefits under, the contracts.  The other activity within these accounts, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.

The market value adjusted annuity contracts are guaranteed return contracts which are sold as a fixed annuity product with guaranteed rates.

Federal Income Taxes

Western and Southern files a consolidated income tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax sharing agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained by the subsidiaries under the tax sharing agreement.  Western and Southern pays all federal income taxes due for all members of the consolidated group.  The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

15

Columbus Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Account Policies (continued)

Recent Accounting Standards

As of January 1, 2006, the Company adopted Statement of Statutory Accounting Principles No. 93, Accounting for Low Income Housing Tax Credit Property Investments (SSAP 93).  SSAP 93 establishes statutory accounting principles for investments in federal and certain state sponsored Low Income Housing Tax Credit (LIHTC) properties.  SSAP 93 requires investment in low income housing tax credits property investments to be carried at the lower of amortized cost or fair value, which is a change to the current requirement of the use of equity accounting.  Upon adoption of SSAP 93, the Company recorded an increase to surplus of $0.2 million.

As of January 1, 2005, the Company adopted Statement of Statutory Accounting Principles No. 88, Investments in Subsidiary, Controlled, and Affiliated Entities, a Replacement of SSAP No. 46 (SSAP 88).  SSAP 88 replaces Statement of Statutory Accounting Principles No. 46, Investments in Subsidiary, Controlled, and Affiliated Entities, and establishes guidance on how to value non-insurance subsidiaries controlled and affiliated entities (SCA’s).  This statement requires SCA’s involved in specified activities where 20% or more of the SCA’s revenue is generated from the reporting entity and its affiliates to be recorded based on the GAAP equity reported in the SCA’s audited GAAP financial statements adjusted for specified GAAP to SAP differences.  Investments in SCA’s that do not meet the specified criteria are recorded based on the audited GAAP equity of the SCA.  Upon adoption of SSAP 88, the Company recorded an increase to accumulated surplus of $2.4 million.

Reclassification

Certain prior year amounts in the Company’s statutory-basis financial statements have been reclassified to conform to the 2007 financial statement presentation.

2. Investments

Fair values for debt and equity securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.  The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.

16

Columbus Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2007:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$30,411	$921	$(105)	$31,227
Debt securities issued by states of the U.S. and political subdivisions of the states	17,485	60	(93)	17,452
Corporate securities/asset-backed securities	1,411,119	46,001	(20,877)	1,436,243
Mortgage-backed securities	534,890	6,094	(7,735)	533,249
Total	$1,993,905	$53,076	$(28,810)	$2,018,171

At December 31, 2006:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$42,837	$280	$(633)	$42,484
Debt securities issued by states of the U.S. and political subdivisions of the states	21,433	80	(383)	21,130
Corporate securities/asset-backed securities	1,381,009	50,456	(13,028)	1,418,437
Mortgage-backed securities	573,941	6,832	(5,494)	575,279
Total	$2,019,220	$57,648	$(19,538)	$2,057,330

17

Columbus Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

At December 31, 2007 and 2006, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $43.4 million and $69.1 million, respectively, and an aggregate fair value of $41.7 million and $71.5 million, respectively. Those holdings amounted to 2.2% and 3.4%, respectively, of the Company’s investments in debt securities and 1.7% and 2.7%, respectively, of the Company’s total admitted assets as of December 31, 2007 and 2006.  The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities.  The Company considers these evaluations in its overall investment strategy.

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than or Equal To 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2007:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(104)	$5,099	$(1)	$1,401
Debt securities issued by states of the U.S. and political subdivisions of the states	(12)	3,708	(81)	1,919
Corporate securities/asset-backed securities	(15,032)	380,721	(5,845)	132,544
Mortgage-backed securities	(6,281)	237,495	(1,454)	73,008
Total	$(21,429)	$627,023	$(7,381)	$208,872

Preferred stocks	$(4,078)	$47,906	$(1,328)	$19,130

18

Columbus Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less Than or Equal To 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2006:
U.S. Treasury securities and obligation of U.S. government corporations and agencies	$(394)	$27,940	$(239)	$8,589
Debt securities issued by states of the U.S. and political subdivisions of the states	(59)	6,771	(324)	6,076
Corporate securities/asset-backed securities	(5,624)	336,044	(7,404)	202,262
Mortgage-backed securities	(2,256)	226,687	(3,238)	130,302
Total	$(8,333)	$597,442	$(11,205)	$347,229

Preferred stocks	$(396)	$21,476	$(430)	$14,303

Investments that are impaired at December 31, 2007 and 2006, for which an other-than temporary impairment has not been recognized, consist mainly of corporate debt securities and asset-backed securities.  The impairment of these securities has been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace.  The aggregated unrealized loss is approximately 3.7% and 2.1% of the carrying value of these securities at December 31, 2007 and 2006, respectively.  At December 31, 2007, there were a total of 392 securities held that are considered temporarily impaired, 117 of which have been impaired for 12 months or longer.  At December 31, 2006, there were a total of 373 securities held that were considered temporarily impaired, 163 of which had been impaired for 12 months or longer.  The Company recorded other-than-temporary impairments on securities of $7.6 million, $0.3 million and $0.0 million for the years ended December 31, 2007, 2006 and 2005, respectively.

19

Columbus Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2007, by contractual maturity, is as follows:

	Cost or
	Amortized
	Cost	Fair Value
	(in thousands)
Years to maturity:
One or less	$52,551	$52,886
After one through five	230,914	237,680
After five through ten	274,072	270,831
After ten	901,478	923,525
Mortgage-backed securities	534,890	533,249
Total	$1,993,905	$2,018,171

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from sales of investments in debt securities during 2007, 2006, and 2005 were $534.4 million, $406.7 million and $243.9 million; gross gains of $1.7 million, $12.0 million and $6.7 million and gross losses of $7.4 million, $8.5 million, and $5.6 million were realized on these sales in 2007, 2006 and 2005, respectively.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the year ended December 31:

	2007	2006	2005
	(in thousands)
Realized capital gains (losses)	$(11,058)	$4,031	$3,011
Less amount transferred to IMR (net of related taxes (benefits) of ($1,223) in 2007, ($1,943) in 2006, and $189 in 2005)	(2,271)	(3,609)	350
Less federal income tax expense (benefit) of realized capital gains	(1,666)	(286)	991
Net realized capital gains (losses)	$(7,121)	$7,926	$1,670

20

Columbus Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Unrealized gains and losses on investments in common stocks and non-affiliated common stock of subsidiary are reported directly in capital and surplus and do not affect net income.  The unrealized gains and unrealized losses on, and the cost and fair value of those investments and preferred stocks, are as follows:

		Gross	Gross
		Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
	(in thousands)
At December 31, 2007:
Preferred stocks	$94,754	$228	$(5,406)	$89,576

Common stock of subsidiary and affiliates	$4,906	$1,025	$—	$5,931

At December 31, 2006:
Preferred stocks	$97,765	$1,276	$(826)	$98,215

Common stock of subsidiary and affiliates	$4,906	$43	$—	$4,949

Proceeds from sales of investments in equity securities during 2007, 2006 and 2005 were $30.1 million, $23.3 million, and $10.5 million; gross gains of $0.0 million, $0.1 million, and $0.7 million and gross losses of $0.1 million, $0.0 million, and $0.0 million were realized on those sales in 2007, 2006 and 2005, respectively.

21

Columbus Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Net investment income consisted of the following for the years ended December 31:

	2007	2006	2005
	(in thousands)

Debt securities	$121,746	$116,908	$115,240
Equity securities	7,705	8,558	2,633
Mortgage loans	7,127	7,250	8,518
Policy loans	4,859	4,807	4,770
Cash, cash equivalents and short-term investments	2,742	4,903	2,631
Other invested assets	4,330	(1,368)	2,631
Other	315	116	145
Gross investment income	148,824	141,174	136,568
Investment expenses	1,017	1,131	1,203
Net investment income	$147,807	$140,043	$135,365

The Company’s investments in mortgage loans principally involve commercial real estate.  At December 31, 2007, 39.5% of such mortgages ($30.5 million) involved properties located in Florida and Tennessee.  Such investments consist of first mortgage liens on completed income producing properties.  The aggregate mortgage outstanding to any one borrower does not exceed $7.4 million.  During 2007, one new mortgage loan was issued with a lending rate of 9%.  At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage does not exceed 80%, except for one loan for $2.5 million.

All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.  During 2007, the Company did not reduce interest rates on any outstanding mortgages.

3. Fair Value of Financial Instruments

The following methods and assumptions were used by the Company in estimating the fair value of financial instruments in the accompanying financial statements and notes thereto.

The methods and assumptions used in estimating fair values for debt and equity securities are disclosed in Note 2.

Fair values for cash, cash equivalents and short-term investments approximate cost.

22

Columbus Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Value of Financial Instruments (continued)

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan.

The fair values for the Company’s liabilities under investment-type insurance contracts are estimated as the contracts’ cash surrender values.  The fair value of separate account liabilities for investment-type products equals the cash surrender values.

The Company does not believe it is practicable to estimate the fair value of policy loans because the loans have no stated maturity and are an integral part of the related insurance contracts.

Fair values for insurance reserves are not required to be disclosed.  However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2007		December 31, 2006
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In thousands)
Assets:
Debt securities	$1,993,905	$2,018,171	$2,019,220	$2,057,330
Preferred stocks	94,754	89,576	97,765	98,215
Mortgage loans	77,079	84,501	89,590	94,700
Cash, cash equivalents and short-term investments	43,339	43,339	54,898	54,898
Separate account assets	45,692	45,692	39,423	39,423

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$1,632,274	$1,428,509	$1,623,458	$1,431,682
Separate account liabilities	45,692	37,917	39,423	33,395

23

Columbus Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related Party Transactions

The Company is party to a service agreement with certain Western and Southern affiliated companies for the performance of certain legal services, investment advisory and data processing functions.  The Company paid $7.1 million, $6.2 million and $6.6 million in 2007, 2006 and 2005, respectively, for these services.

On July 1, 1986, the Company entered into an agreement (the “agreement”) with Western and Southern where the Company reinsured the liabilities of, and began servicing and administering the former business of, Columbus Mutual Life Insurance Company (Columbus Mutual), a former affiliate of Western and Southern which merged with Western and Southern.  The agreement is anticipated to last until all obligations for policies issued by Columbus Mutual are settled. Reserves reflected on the Company’s balance sheets for policies and contracts included under the agreement are:

	December 31
	2007	2006
	(in thousands)

Life and annuity reserves	$724,158	$750,276
Accident and health reserves	5,711	6,394

On December 26, 2007, the Company paid a dividend of $50.0 million to Western and Southern.  A portion of this dividend, $25.7 million, was extraordinary.  On December 27, 2005, the Company paid a dividend of $25.0 million to Western and Southern. Both dividends were in the form of cash.

5. Reinsurance

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements.  The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

24

Columbus Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2007	2006	2005
	(in thousands)
Direct premiums	$195,488	$220,070	$230,844
Assumed premiums:
Affiliates	—	—	—
Non-affiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Non-affiliates	(29,822)	(25,408)	(22,918)
Net premiums	$165,666	$194,662	$207,926

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2007	2006	2005
	(in thousands)
Benefits paid or provided:
Affiliated	$—	$—	$—
Non-affiliates	29,825	31,319	25,649
Policy and contract liabilities:
Affiliated	—	—	—
Non-affiliates	67,871	61,181	57,667

At December 31, 2007, the Company has no reserves ceded to unauthorized reinsurers.  Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2007, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2007, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

25

Columbus Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2007, if all reinsurance ceded agreements were cancelled.

6. Federal Income Taxes

The Company is included in the consolidated income tax return of Western and Southern. The Company had a payable to Western and Southern in the amount of $2.2 million and $1.5 million as of December 31, 2007 and 2006, respectively.  The tax years of 2007, 2006, 2005 and 2004 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2007, in the event of future net losses is $1.8 million, $0 million, and $0 million from 2007, 2006, and 2005, respectively.

The change in net deferred income taxes is comprised of the following:

	December 31
	2007	2006	Change
	(in thousands)
Total deferred tax assets	$74,994	$70,524	$4,470
Total deferred tax liabilities	(14,550)	(11,643)	(2,907)
Net deferred tax asset (liability)	$60,444	$58,881	1,563
Less tax (expense) benefit from unrealized gains or losses			88
Change in net deferred income taxes			$1,475

Nonadmitted deferred tax assets increased (decreased) by $(3.4) million, $4.0 million and $11.6 million for the years ended December 31, 2007, 2006 and 2005, respectively.

Current income taxes incurred for the years ended December 31, consist of the following major components:

	2007	2006	2005
	(in thousands)
Federal income tax expense on operating income	$9,314	$5,056	$(968)
Federal income tax expense on capital gains	(1,666)	(286)	991
Tax credits	(5,849)	(5,666)	(3,373)
Prior year under (over) accrual	416	332	1,165
Current income taxes incurred	$2,215	$(564)	$(2,185)

26

Columbus Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The main components of deferred tax amounts at December 31 are as follows:

	2007	2006
	(in thousands)
Deferred tax assets:
Reserves	$42,930	$42,125
Proxy deferred acquisition costs	20,240	20,789
Benefits for employees and agents	8,164	6,669
Stocks/debt securities/short-term investments	2,702	107
Other	958	834
Total deferred tax assets	74,994	70,524

Nonadmitted deferred tax assets	(34,064)	(37,509)
Admitted deferred tax assets	40,930	33,015

Deferred tax liabilities:
Stocks/debt securities/short-term investments	6,245	4,261
Real estate joint ventures	6,032	5,189
Deferred and uncollected premiums	1,817	1,899
Other	456	294
Total deferred tax liabilities	14,550	11,643
Net admitted deferred tax assets	$26,380	$21,372

27

Columbus Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The Company’s federal income tax expense and change in net deferred income taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains.  The significant differences for the years ended December 31, are as follows (in thousands):

		Effective		Effective		Effective
	2007	Tax Rate	2006	Tax Rate	2005	Tax Rate
Provision computed at statutory rate	$9,417	35.00%	$5,488	35.00%	$(798)	35.00%
Dividends received deduction	(1,314)	-4.89	(37)	-0.23	(54)	2.37
Tax credits	(5,513)	-20.49	(6,378)	-40.67	(3,818)	167.39
Nonadmitted Assets	147	0.55	(670)	-4.27	—	—
Other	1,874	6.97	(580)	-3.71	363	-15.93
Total	$4,611	17.14%	$(2,177)	-13.88%	$4,307	188.83%

Federal income taxes incurred	$3,881	14.42%	$(278)	-1.77%	$(3,176)	139.26%
Change in net deferred income taxes*	730	2.72	(1,899)	-12.11	(1,131)	49.57
Total statutory income taxes	$4,611	17.14%	$(2,177)	-13.88%	$(4,307)	188.83%

*Excludes change in net deferred income taxes on realized gains/losses of $(2,205), $1,697 and $63 for the years ended December 31, 2007, 2006 and 2005, respectively.

28

Columbus Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7. Regulatory Matters

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2007 and 2006, the Company exceeded the minimum risk-based capital standards.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure, without prior approval of the regulators, to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of the preceding December 31. In 2008, the Company must obtain prior approval of the regulators for payment of dividends to Western and Southern based on capital and surplus of $219.1 million and dividends paid in 2007 of $50.0 million.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts.  The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations

At December 31, 2007, the Company does not have any material leases for office space or equipment.

29

Columbus Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2007, the Company’s annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(in thousands)
Subject to discretionary withdrawal:
With market value adjustment	$12,033	2.2%
At book value less current surrender charge of 5% or more	106,113	19.4
At fair value	—	—
Total with adjustment or at market value	118,146	21.6
Subject to discretionary withdrawal (without adjustment) at book value with minimal or no charge or adjustment	413,976	75.6
Not subject to discretionary withdrawal	15,126	2.8
Total annuity reserves and deposit fund liabilities (before reinsurance)	547,248	100.0%
Less reinsurance ceded	—
Net annuity reserves and deposit fund liabilities	$547,248

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions that may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

30

Columbus Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Separate Account

The separate account held by the Company represents funds, which are administered for variable annuity contracts and market value adjusted annuity contracts.

The variable universal life contracts held by the Company do not have any minimum guarantees and the investment risks associated with the market value changes are borne entirely by the policyholder.  The assets consist of mutual funds and are carried at market value.

The market value adjusted annuity contracts are guaranteed return contracts.  The guaranteed rate options are sold as a fixed annuity product with guarantee rates based on the guarantee period selected by the policyholder.  The cash surrender values are the guaranteed cash value plus a market value adjustment that can be positive or negative.  The market value adjustment is based on the U.S. swap rate at issue and at surrender.

31

Columbus Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Separate Account (continued)

Information regarding the separate account of the Company as of and for the year ended December 31, 2007, is as follows:

	Separate Accounts with Guarantees
	Nonindexed Guaranteed Less than / equal to 4%	Nonguaranteed Separate Accounts	Total
	(in thousands)
Premiums, deposits and other considerations	$1,930	$4,355	$6,285

Reserves for separate accounts with assets at fair value	$12,033	$29,326	$41,359

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$12,033	$—	$12,033
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—
At fair value	—	29,326	29,326
At book value without market value adjustment and with current surrender charge of less than 5%	—	—	—
Subtotal	12,033	29,326	41,359
Not subject to discretionary withdrawal	—	—	—
Total separate accounts liabilities	$12,033	$29,326	$41,359

32

Columbus Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Separate Account (continued)

A reconciliation of the amounts transferred to and from the separate account is presented below:

2007
(in thousands)
Transfers as reported in the Summary of Operations of the Separate Account Statement:
Transfers to Separate Accounts	$6,285
Transfers from Separate Accounts	(2,548)
Net transfers to (from) Separate Accounts	3,737

Reconciling adjustments:
Other account adjustments	360
Fees associated with charges for investment management, administration and contract guarantees	(1,940)
Total reconciling adjustments	(1,580)

Transfers as reported in the Summary of Operations of the Company	$2,157

11. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2007, were as follows:

	Gross	Net of Loading
	(in thousands)
Ordinary new business	$310	$92
Ordinary renewal	3,298	5,100

Total	$3,608	$5,192

33

Financial Statement Schedules (Statutory-Basis)

34

Columbus Life Insurance Company

Summary of Investments - Other Than Investments in Related Parties

(in thousands)

December 31, 2007

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at which shown in the Balance Sheet
Debt Securities
Bonds:
United States government and government agencies and authorities	$38,100	$39,072	$38,100
States, municipalities and political subdivisions	177,617	179,092	177,617
Foreign governments	—	—	—
Public utilities	303,110	309,217	303,110
All other corporate bonds	1,475,078	1,490,790	1,475,078
Preferred stocks	94,754	89,576	94,754
Total fixed maturities	2,088,659	2,107,747	2,088,659

Equity securities
Common stocks:
Public utilities	—	—	—
Banks, trust and insurance	—	—	—
Industrial, miscellaneous and all other	—	—	—
Total equity securities	—	—	—

Mortgage loans on real estate	77,079		77,079
Real estate	—		—
Policy loans	73,078		73,078
Other long-term investments	33,994		33,994
Cash, cash equivalents and short-term investments	43,339		43,339
Total investments	$2,316,149		$2,316,149

(1)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

35

Columbus Life Insurance Company

Supplementary Insurance Information

(in thousands)

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2007
Individual life	$1,517,510	$—	$9,119	$135,459	$109,538	$168,495	$25,047
Individual health	5,679	63	48	393	450	353	49	$393
Group life and health	—	—	—	—	—	—	—	—
Annuity	484,150	—	—	29,999	37,819	48,424	2,198
Corporate and other	—	—	—	—	—	—	—
	$2,007,339	$63	$9,167	$165,851	$147,807	$217,272	$27,294

Year ended December 31, 2006
Individual life	$1,481,552	$—	$7,062	$140,811	$103,616	$177,481	$25,689
Individual health	6,362	69	48	435	481	558	67	$435
Group life and health	—	—	—	—	—	648	—	—
Annuity	507,469	—	—	53,637	35,946	66,318	1,855
Corporate and other	—	—	—	—	—	—	—
	$1,995,383	$69	$7,110	$194,883	$140,043	$245,005	$27,611

Year ended December 31, 2005
Individual life	$1,424,527	$—	$7,049	$172,634	$97,614	$192,658	$29,623
Individual health	6,924	82	48	599	525	550	99	$490
Group life and health	—	—	—	—	—	—	—	—
Annuity	519,605	—	465	35,719	37,226	56,875	1,972
Corporate and other	—	—	—	—	—	—	—
	$1,951,056	$82	$7,562	$208,952	$135,365	$250,083	$31,694

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

36

Columbus Life Insurance Company

Reinsurance

(in thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2007
Life insurance in force	$11,092,926	$4,620,249	$2,514,900	$8,987,577	28%
Premiums:
Individual life	$165,229	$29,770	$—	$135,459	0%
Individual health	445	52	—	393	—
Group life and health	—	—	—	—	—
Annuity	29,999	—	—	29,999	—
	$195,673	$29,822	$—	$165,851	0%

Year ended December 31, 2006
Life insurance in force	$10,518,871	$4,116,170	$2,673,712	$9,076,413	29%
Premiums:
Individual life	$166,166	$25,355	$—	$140,811	0%
Individual health	488	53	—	435	—
Group life and health	—	—	—	—	—
Annuity	53,637	—	—	53,637	—
	$220,291	$25,408	$—	$194,883	0%

Year ended December 31, 2005
Life insurance in force	$10,134,842	$3,889,994	$2,821,863	$9,066,711	31%
Premiums:
Individual life	$195,493	$22,859	$—	$172,634	0%
Individual health	658	59	—	599	—
Group life and health	—	—	—	—	—
Annuity	35,719	—	—	35,719	—
	$231,870	$22,918	$—	$208,952	0%

37

STATUTORY-BASIS FINANCIAL STATEMENTS

AND SCHEDULES

The Western and Southern Life Insurance Company

Years Ended December 31, 2007, 2006 and 2005

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2007, 2006 and 2005

Report of Independent Registered Public Accounting Firm

The Board of Directors

The Western and Southern Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Western and Southern Life Insurance Company (the Company) as of December 31, 2007 and 2006, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2007.  Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from U.S. generally accepted accounting principles.  The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of The Western and Southern Life Insurance Company at December 31, 2007 and 2006, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2007.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Western and Southern Life Insurance Company at December 31, 2007 and 2006, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2007, in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.  Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, in 2005 the Company adopted Statement of Statutory Accounting Principles No. 88, which changed its method of accounting for certain non-insurance subsidiaries, controlled, and affiliated entities.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 7, 2008

1

The Western and Southern Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2007	2006
	(in thousands)
Admitted Assets
Cash and invested assets:
Debt securities	$3,091,569	$3,340,616
Preferred and common stocks	2,297,944	2,574,789
Investments in common stocks of subsidiaries	1,480,670	1,373,004
Mortgage loans	53,273	56,300
Policy loans	161,007	158,874
Real estate:
Properties held for the production of income	43,147	45,079
Properties occupied by the Company	31,143	31,943
Properties held for sale	—	7,123
Cash, cash equivalents and short-term investments	119,693	178,718
Receivable for securities	10,477	2,847
Other invested assets	575,656	337,111
Total cash and invested assets	7,864,579	8,106,404

Investment income due and accrued	69,996	57,605
Premiums deferred and uncollected	59,946	60,599
Current federal income taxes recoverable	2,380	12,627
Receivables from parent, subsidiaries and affiliates	1,994	12,618
Other admitted assets	6,866	6,494
Separate account assets	826,556	841,255
Total admitted assets	$8,832,317	$9,097,602

Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,580,404	$2,555,385
Accident and health reserves	267,317	256,046
Liability for deposit-type contracts	242,761	245,568
Policy and contract claims	49,476	46,240
Dividends payable to policyholders	41,225	40,463
Premiums received in advance	5,850	7,820
Total policy and contract liabilities	3,187,033	3,151,522

General expense due and accrued	21,305	22,028
Current federal income taxes payable	1,663	36,490
Net deferred income tax liability	256,051	422,649
Asset valuation reserve	185,542	347,976
Interest maintenance reserve	41,097	51,886
Other liabilities	379,120	467,940
Liability for postretirement benefits other than pensions	225,699	215,640
Borrowed money and interest	2,286	25,204
Separate account liabilities	826,556	841,255
Total liabilities	5,126,352	5,582,590

Capital and surplus:
Common stock, $1 par value, authorized 1,000 shares, issued and outstanding 1,000 shares	1,000	1,000
Paid-in surplus	5,000	5,000
Accumulated surplus	3,699,965	3,509,012
Total capital and surplus	3,705,965	3,515,012
Total liabilities and capital and surplus	$8,832,317	$9,097,602

See accompanying notes.

2

The Western and Southern Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year ended December 31
	2007	2006	2005
	(in thousands)
Premiums and other revenues:
Premiums and annuity considerations	$370,598	$382,345	$394,386
Net investment income	469,515	349,338	345,193
Considerations for supplementary contracts with life contingencies	—	8	88
Amortization of the interest maintenance reserve	6,872	8,777	10,431
Reserve adjustments on reinsurance ceded	1,527	1,418	1,440
Other revenues	593	1,191	385
Total premiums and other revenues	849,105	743,077	751,923

Benefits paid or provided:
Death benefits	198,612	200,578	201,918
Annuity benefits	95,138	94,974	96,060
Disability and accident and health benefits	27,106	26,194	28,799
Surrender benefits	247,659	184,645	148,546
Payments on supplementary contracts	130	129	133
Other benefits	15,941	16,939	23,850
Increase (decrease) in policy reserves and other policyholders’ funds	35,328	42,881	35,382
Total benefits paid or provided	619,914	566,340	534,688

Insurance expenses and other deductions:
Commissions	46,809	46,821	48,857
Commissions and expenses on reinsurance assumed	24,495	25,389	27,677
General expenses	151,614	156,091	144,415
Net transfers to (from) separate account	(40,425)	(39,254)	(37,728)
Reserve adjustments on reinsurance assumed	(263,510)	(203,810)	(168,448)
Other deductions	40,737	35,881	1,732
Total insurance expenses and other deductions	(40,280)	21,118	16,505

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	269,471	155,619	200,730

Dividends to policyholders	58,729	58,403	56,605
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	210,742	97,216	144,125
Federal income tax expense (benefit), excluding tax on capital gains	286	32,278	19,262
Gain (loss) from operations before net realized capital gains (losses)	210,456	64,938	124,863
Net realized capital gains or (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	53,889	89,110	19,145

Net income (loss)	$264,345	$154,048	$144,008

See accompanying notes.

3

The Western and Southern Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

Years Ended December 31, 2007, 2006 and 2005

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(in thousands)

Balance, January 1, 2005	$1,000	$5,000	$2,918,503	$2,924,503

Net income	—	—	144,008	144,008
Change in net deferred income tax asset	—	—	(10,636)	(10,636)
Net change in unrealized gains on investments (net of deferred tax expense (benefit) of ($22,239))	—	—	725	725
Net change in nonadmitted assets and related items	—	—	(9,144)	(9,144)
Change in asset valuation reserve	—	—	9,830	9,830
Cumulative effect of change in accounting principle	—	—	9,660	9,660
Other changes, net	—	—	1,580	1,580
Balance, December 31, 2005	1,000	5,000	3,064,526	3,070,526

Net income	—	—	154,048	154,048
Change in net deferred income tax asset	—	—	14,558	14,558
Net change in unrealized gains on investments (net of deferred tax expense (benefit) of $89,297)	—	—	341,062	341,062
Net change in nonadmitted assets and related items	—	—	(15,422)	(15,422)
Change in asset valuation reserve	—	—	(37,033)	(37,033)
Dividends to stockholder	—	—	(14,375)	(14,375)
Other changes, net	—	—	1,648	1,648
Balance, December 31, 2006	1,000	5,000	3,509,012	3,515,012

Net income	—	—	264,345	264,345
Change in net deferred income tax asset	—	—	32,421	32,421
Net change in unrealized gains on investments (net of deferred tax expense (benefit) of ($134,177))	—	—	(212,414)	(212,414)
Net change in nonadmitted assets and related items	—	—	(12,414)	(12,414)
Change in asset valuation reserve	—	—	162,434	162,434
Dividends to stockholder	—	—	(44,375)	(44,375)
Other changes, net	—	—	956	956
Balance, December 31, 2007	$1,000	$5,000	$3,699,965	$3,705,965

See accompanying notes.

4

The Western and Southern Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year ended December 31
	2007	2006	2005
	(in thousands)
Cash from Operations:
Premiums collected net of reinsurance	$372,885	$381,876	$396,553
Net investment income received	443,089	347,345	396,914
Benefits paid	(549,812)	(480,249)	(510,409)
Net transfers from (to) separate accounts	40,425	39,254	37,728
Commissions and expense paid	(23,692)	(83,838)	(103,148)
Dividends paid to policyholders	(57,967)	(57,347)	(56,896)
Federal income taxes recovered (paid)	(72,477)	(59,876)	(51,819)
Net cash from operations	152,451	87,165	108,923

Cash from Investments:
Proceeds from investments sold, matured or repaid:
Debt securities	3,672,971	2,928,114	1,402,305
Preferred and common stocks	934,338	660,888	325,561
Mortgage loans	3,027	20,592	59,850
Real estate	7,925	94,903	—
Other invested assets	139,091	92,983	92,737
Net gains (losses) on cash, cash equivalents and short-term investments	81	24	—
Miscellaneous proceeds	850	163	1,543
Net proceeds from investments sold, matured or repaid	4,758,283	3,797,667	1,881,996

Cost of investments acquired:
Debt securities	(3,446,280)	(3,288,681)	(1,652,288)
Preferred and common stocks	(1,049,524)	(768,097)	(366,169)
Mortgage loans	—	—	(3,366)
Real estate	(271)	(25,261)	(2,549)
Other invested assets	(287,399)	(100,519)	(58,848)
Miscellaneous applications	(7,152)	(2,651)	(16,925)
Total cost of investments acquired	(4,790,626)	(4,185,209)	(2,100,145)

Net change in policy and other loans	(2,133)	(555)	(25)
Net cash from (for) investments	(34,476)	(388,097)	(218,174)

Cash from Financing and Miscellaneous Sources:
Borrowed money	(22,918)	(6,699)	31,903
Net deposits on deposit-type contract funds and other insurance liabilities	(2,807)	(2,944)	(112,642)
Dividends paid to stockholder	(58,750)	—	—
Other cash provided (applied)	(92,525)	348,515	32,929
Net cash from (for) financing and miscellaneous sources	(177,000)	338,872	(47,810)

Net change in cash, cash equivalents and short-term investments	(59,025)	37,940	(157,061)
Cash, cash equivalents and short-term investments:
Beginning of year	178,718	140,778	297,839
End of year	$119,693	$178,718	$140,778

See accompanying notes.

5

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2007

1.  Nature of Operations and Significant Accounting Policies

The Western and Southern Life Insurance Company (the Company) is a home service insurance company that offers individual traditional and whole life insurance policies.  The Company is licensed in 43 states and the District of Columbia.  For the year ended December 31, 2007, approximately 69% of the gross premiums and annuity considerations for the Company were derived from Ohio, Indiana, North Carolina, Illinois, Florida and Pennsylvania.  The Company is domiciled in Ohio.  The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the state of Ohio.  Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company.  Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, its wholly-owned subsidiary.  The Company wholly owns the following insurance entities:  Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life) and Integrity Life Insurance Company.  Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company.

The Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block).  Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high quality debt securities, mortgage loans, policy loans, short-term investments, and other invested assets.  Invested assets of $2,489.6 million and $2,522.0 million were allocated to the Closed Block as of December 31, 2007 and 2006, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company.  The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.

6

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes.  Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department).  These practices differ in some respects from accounting principles generally accepted in the United States (GAAP).  The more significant differences follow.

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners’ (NAIC) rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows.  For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the retrospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

7

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

The Company monitors investments to determine if there has been an other-than-temporary decline in fair market value.  Factors management considers for each identified security include the following:

•                  the length of time and the extent to which the fair value is below the book/adjusted carry value;

•                  the financial condition and near term prospects of the issuer, including specific events that may affect its operations; and

•                  the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge is recorded as a net realized capital loss in the period the determination is made.

Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP.  Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in 5-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiaries

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred.  Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and

8

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally the prepaid pension asset and electronic data processing equipment, software, and furniture and other equipment), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus.  Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

9

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Employee Benefits

For purposes of calculating the Company’s pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation.  Under GAAP, active participants not currently eligible also would be included.  In addition, unrecognized gains or losses and unrecognized prior service cost are included in other comprehensive income under GAAP.

Deferred Income Taxes

Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted.  Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

10

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

A reconciliation of capital and surplus and net income of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31 and for the year then ended is as follows:

	2007	2006
	(in thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$3,705,965	$3,515,012
Deferred policy acquisition costs	229,528	231,547
Policy reserves	80,649	85,666
Asset valuation and interest maintenance reserves	226,639	399,862
Unrecognized benefit plan losses	(374,532)	—
Employee benefit income	394,844	419,527
Income taxes	(165,115)	(295,768)
Net unrealized gain on available-for-sale securities	82,820	98,676
Subsidiary equity	471,536	520,406
Policyholder dividend obligation	(147,206)	(171,636)
Subsidiary reinsurance recoverable	195,441	188,528
Other, net	33,173	34,042
Stockholder’s equity, GAAP basis	$4,733,742	$5,025,862

	2007	2006	2005
	(in thousands)
Net income as reported in the accompanying statutory-basis financial statements	$264,345	$154,048	$144,008
Deferred policy acquisition costs	(3,444)	1,611	7,225
Policy reserves	(2,153)	526	(7,746)
Employee benefit income	2,766	921	1,586
Income taxes	16,381	(5,962)	(40,455)
Interest maintenance reserve	(10,789)	(15,270)	(3,564)
SAP vs. GAAP subsidiary income	139,933	142,689	113,556
Private equity adjustments	(1,839)	(3,228)	23,701
Other, net	(74,994)	3,814	11,486
Net income, GAAP basis	$330,206	$279,149	$249,797

11

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg, Trepp, dealer surveys or internal estimates and are based on the current interest rate and economic environment.  The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office (SVO) of the NAIC and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost.  All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value.  Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the SVO and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on non-affiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company’s insurance subsidiaries are reported at their underlying statutory equity.  The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity.  The net change in the subsidiaries’ equity is included in capital and surplus.

12

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee.  Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses.  Distributions from earnings of the investees are reported as net investment income when received.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment.  A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.  When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations.  Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Realized capital gains and losses are determined using the specific identification method.

Changes in admitted asset carrying amounts of debt securities, non-redeemable preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to capital and surplus.

Premiums

Life and accident and health premiums are recognized as revenue when due.  Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

13

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

Policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method.  The following mortality tables and interest rates are used:

	Percentage of Reserves
	2007	2006
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% – 3-1/2%	12%	12%
1941 Standard Industrial, 2-1/2% – 3-1/2%	16	16
1958 Commissioners Standard Ordinary, 2-1/2% – 6%	29	30
1980 Commissioners Standard Ordinary, 4% – 5-1/2%	33	31
2001 Commissioners Standard Ordinary, 4-1/2%	1	1
Other, 2-1/2% – 6%	6	6
	97	96
Other benefits (including annuities):
Various, 2-1/2% – 8-1/4%	3	4
	100%	100%

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1st for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

14

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates.  For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

As of December 31, 2007 and 2006, reserves of $52.1 million and $58.8 million, respectively, were recorded on inforce amounts of $2,090.8 million and $2,262.6 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.  The Company anticipates investment income as a factor in the premium deficiency calculation.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition.  Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors.  The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Policy and Contract Claims

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2007 and 2006.   The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis.  These estimates are subject to the effects of trends in claim severity and frequency.  Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate.  The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

15

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Borrowed Money

The Company has entered into a dollar-roll reverse repurchase agreement.  The transactions were reflected as financing transactions requiring the asset sold and the liability for the repurchase to remain on the Company’s financial statements.  The collateral received for the transactions is reported in short-term investments and the liability for the repurchase is reported in borrowed money on the balance sheets.  There were $2.3 million and $25.2 million of mortgage-backed securities that were subject to the agreements at December 31, 2007 and 2006, respectively.

Securities Lending

The Company loaned $434.0 million and $329.1 million of various U.S. Treasury and corporate debt securities and common stocks as part of a securities lending program administered by the Bank of New York as of December 31, 2007 and 2006, respectively.  The Company requires collateral in the amount of 102% of fair value of the applicable securities loaned.  The Company monitors the fair value of the underlying securities as compared with the related receivable or payable, including accrued interest, and requests additional collateral as necessary.  The Company maintains effective control over all loaned securities, and, therefore, continues to report such securities as invested assets in the balance sheets.  Unrestricted collateral is invested primarily in debt securities and short-term investments with an offsetting liability recognized in other liabilities for the obligation to return the unrestricted collateral.  Restricted collateral is not reflected on the balance sheets as an asset or a liability.  The Company had $238.8 million and $324.9 million of unrestricted collateral and $206.8 million and $12.6 million of restricted collateral held in the Bank of New York Cash Reserves as of December 31, 2007 and 2006, respectively.

16

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Separate Account

The Company maintains a separate account, which holds all of the Company’s pension plan assets.  The assets of the separate account consist primarily of marketable securities, which are recorded at market value.

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.  The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.

Federal Income Taxes

The Company files a consolidated income tax return with its eligible subsidiaries.  The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax sharing agreement.  Under the agreement, the benefits from losses of subsidiaries are retained by the subsidiary companies.  The Company pays all federal income taxes due for all members of the group.  The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Postretirement Benefits Other Than Pensions

The Company accounts for its postretirement benefits other than pensions on an accrual basis.  The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.

Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized.  The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds ten percent of the postretirement benefit obligation.  That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.

17

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Recent Accounting Standard

As of January 1, 2005, the Company adopted Statement of Statutory Accounting Principles (SSAP) No. 88, Investments in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 46 (SSAP 88).  SSAP 88 replaces SSAP No. 46, Investments in Subsidiary, Controlled, and Affiliated Entities, and establishes guidance on how to value non-insurance subsidiaries, controlled and affiliated entities (SCA’s).  This statement requires SCA’s involved in specified activities where 20% or more of the SCA’s revenue is generated from the reporting entity and its affiliates to be recorded based on the GAAP equity reported in the SCA’s audited GAAP financial statements adjusted for specified GAAP to SAP differences.  Investments in SCA’s that do not meet the specified criteria are recorded based on the audited GAAP equity of the SCA.  Upon adoption of SSAP 88, the Company recorded an increase to surplus of $9.7 million.

Reclassifications

Certain prior year amounts in the Company’s statutory-basis financial statements have been reclassified to conform to the 2007 financial statement presentation.

18

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments

Fair values for debt and equity securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.  The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2007:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$65,215	$4,087	$(52)	$69,250
Debt securities issued by states of the U.S. and political subdivisions of the states	34,493	71	(130)	34,434
Corporate securities/asset-backed securities	2,433,284	115,409	(27,260)	2,521,433
Mortgage-backed securities	558,577	6,466	(10,837)	554,206
Total	$3,091,569	$126,033	$(38,279)	$3,179,323

At December 31, 2006:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$209,019	$2,495	$(858)	$210,656
Debt securities issued by states of the U.S. and political subdivisions of the states	89,107	23	(388)	88,742
Corporate securities/asset-backed securities	2,365,783	125,538	(23,107)	2,468,214
Mortgage-backed securities	676,707	6,076	(6,293)	676,490
Total	$3,340,616	$134,132	$(30,646)	$3,444,102

19

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

At December 31, 2007 and 2006, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $81.4 million and $132.7 million, respectively, and an aggregate fair value of $89.2 million and $147.9 million, respectively. Such holdings amounted to 2.6% and 4.0%, respectively, of the Company’s investments in debt securities and 0.9% and 1.5%, respectively, of the Company’s total admitted assets as of December 31, 2007 and 2006.  The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities.  The Company considers these evaluations in its overall investment strategy.

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than or Equal To 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2007:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(52)	$2,550	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(8)	8,567	(122)	2,879
Corporate securities/asset-backed securities	(19,858)	541,500	(7,402)	179,003
Mortgage-backed securities	(8,501)	254,623	(2,336)	89,806
Total	$(28,419)	$807,240	$(9,860)	$271,688

Preferred stocks	$(4,622)	$49,165	$(769)	$10,558
Common stocks, unaffiliated	$(53,023)	$457,821	$—	$—

20

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less Than or Equal To 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2006:
U.S. Treasury securities and obligation of U.S. government corporations and agencies	$(776)	$118,683	$(82)	$2,920
Debt securities issued by states of the U.S. and political subdivisions of the states	(63)	7,987	(325)	8,250
Corporate securities/asset-backed securities	(11,278)	506,552	(11,829)	266,218
Mortgage-backed securities	(2,634)	282,494	(3,659)	138,551
Total	$(14,751)	$915,716	$(15,895)	$415,939

Preferred stocks	$(1,025)	$50,401	$(665)	$13,869
Common stocks, unaffiliated	$(8,453)	$86,747	$—	$—

Investments that are impaired at December 31, 2007 and 2006, for which an other-than- temporary impairment has not been recognized, consist mainly of corporate debt securities, asset-backed securities and unaffiliated common stocks.  The impairment of these securities has been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace.  The aggregated unrealized loss is approximately 6.1% and 2.7% of the carrying value of these securities at December 31, 2007 and 2006, respectively.  At December 31, 2007, there were a total of 355 securities held that are considered temporarily impaired, 69 of which have been impaired for 12 months or longer.  At December 31, 2006, there were a total of 346 securities held that are considered temporarily impaired, 100 of which had been impaired for 12 months or longer.  The Company recorded other-than-temporary impairments on securities of $35.9 million, $4.5 million and $0.7 million for the years ended December 31, 2007, 2006 and 2005, respectively.

21

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2007, by contractual maturity, is as follows:

	Cost or Amortized Cost	Fair Value
	(in thousands)
Years to maturity:
One or less	$16,670	$16,690
After one through five	194,861	207,000
After five through ten	476,909	482,356
After ten	1,844,552	1,919,071
Mortgage-backed securities	558,577	554,206
Total	$3,091,569	$3,179,323

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from sales of investments in debt securities during 2007, 2006 and 2005 were $3,270.6 million, $2,477.8 million, and $968.6 million; gross gains of $6.9 million, $20.9 million, and $22.7 million and gross losses of $15.9 million, $20.2 million, and $12.0 million were realized on these sales in 2007, 2006 and 2005, respectively.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the year ended December 31:

	2007	2006	2005
	(in thousands)
Realized capital gains (losses)	$97,583	$115,425	$35,773
Less amount transferred to IMR (net of related taxes (benefits) of ($2,109) in 2007, ($3,496) in 2006, and $3,698 in 2005)	(3,917)	(6,493)	6,867
Less federal income tax expense (benefit) of realized capital gains	47,611	32,808	9,761
Net realized capital gains (losses)	$53,889	$89,110	$19,145

22

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Unrealized gains and losses on investments in common stocks and non-affiliated common stock of subsidiaries are reported directly in capital and surplus and do not affect net income.  The unrealized gains and unrealized losses on, and the cost and fair value of those investments are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2007:
Preferred stocks	$104,875	$1,323	$(5,391)	$100,807

Common stocks, unaffiliated	$1,057,073	$1,189,020	$(53,023)	$2,193,069
Common stocks of subsidiaries and affiliates	1,001,197	482,360	(2,888)	1,480,670
	$2,058,270	$1,671,380	$(55,911)	$3,673,739

At December 31, 2006:
Preferred stocks	$165,692	$2,748	$(1,690)	$166,750

Common stocks, unaffiliated	$870,471	$1,547,079	$(8,453)	$2,409,097
Common stocks of subsidiaries and affiliates	952,078	495,784	(74,858)	1,373,004
	$1,822,549	$2,042,863	$(83,311)	$3,782,101

Proceeds from the sales of investments in equity securities during 2007, 2006 and 2005 were $902.8 million, $550.3 million, and $224.1 million; gross gains of $124.5 million, $81.7, and $34.9 million and gross losses of $38.7 million, $18.4 million, and $12.2 million were realized on these sales in 2007, 2006 and 2005, respectively.

23

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Net investment income consisted of the following for the years ended December 31:

	2007	2006	2005
	(in thousands)

Debt securities	$205,822	$192,742	$170,251
Equity securities	177,149	75,093	88,149
Mortgage loans	3,654	6,012	10,030
Real estate	22,835	22,848	27,374
Policy loans	10,342	10,168	9,995
Cash, cash equivalents and short-term investments	11,574	17,855	15,898
Other invested assets	60,760	48,521	50,473
Other	1,951	2,615	760
Gross investment income	494,087	375,854	372,930
Investment expenses	24,572	26,516	27,737
Net investment income	$469,515	$349,338	$345,193

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2007, 44.1% of such mortgages ($23.5 million) involved properties located in Ohio and Florida.  Such investments consist of first mortgage liens on completed income producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $14.6 million.  During 2007, no new mortgage loans were issued.  At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage does not exceed 80%.

At December 31, 2007, the Company’s investments in mortgage loans were not subject to prior liens.  All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.  During 2007, the Company did not reduce interest rates on any outstanding mortgages.

Proceeds from the sales of real estate during 2007 and 2006 were $7.9 million and $94.9 million, respectively; gross gains of $0.7 million and $50.4 million were realized on those sales during 2007 and 2006, respectively.  No gross losses were realized on the sales of real estate in 2007 and 2006.  There were no directly owned properties sold in 2005.

24

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating the fair value of financial instruments in the accompanying financial statements and notes thereto.

The methods and assumptions used in estimating fair values for debt and equity securities are disclosed in Note 2.

Fair values for cash, cash equivalents and short-term investments approximate cost.

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk.  The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan.

The Company does not believe it is practicable to estimate the fair value of policy loans because the loans have no stated maturity and are an integral part of the related insurance contracts.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2007		December 31, 2006
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Assets:
Debt securities	$3,091,569	$3,179,323	$3,340,616	$3,444,102
Preferred stocks	104,875	100,807	165,692	166,750
Non-affiliated common stocks	2,193,069	2,193,069	2,409,097	2,409,097
Mortgage loans	53,273	55,819	56,300	58,000
Cash, cash equivalents and short-term investments	119,693	119,693	178,718	178,718

25

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4.   Related Party Transactions

Intercompany fees for management services to WSLAC and Columbus Life, both wholly-owned subsidiaries, included in net income of the Company were $67.6 million, $57.3 million and $56.3 million, and $7.1 million, $6.2 million and $6.6 million in 2007, 2006 and 2005, respectively.

The Company received payments of principal and interest under mortgage financing arrangements in the amount of $20.1 million, $26.5 million and $49.4 million in 2007, 2006 and 2005, respectively, on behalf of certain partnerships in which the Company has an equity interest. The principal balance of the mortgage financing arrangements was $185.6 million and $173.7 million at December 31, 2007 and 2006, respectively.

At December 31, 2007 and 2006, the Company had $209.9 million and $173.1 million, respectively, invested in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

On December 26, 2007, the Company received a dividend of $50.0 million from Columbus Life. A portion of this dividend, $25.7 million, was extraordinary.  On December 27, 2005, the Company received a dividend of $25.0 million from Columbus Life.  Both dividends were in the form of cash.

On December 28, 2007, the Company received a dividend of $30.0 million from WSLAC.  The Company also accrued a dividend of $12.0 million from WSLAC on December 28, 2007.  This dividend was received on January 3, 2008.  Both dividends were in the form of cash.

On July 30 and December 28, 2007, the Company paid dividends to its parent, Western & Southern Financial Group, Inc., in the amounts of $14.4 million and $30.0 million, respectively.  The dividends were in the form of cash.

The Company has entered into multiple reinsurance agreements with affiliated entities.  See Note 5 for further description.

26

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements.  The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company has two modified coinsurance agreements with its subsidiary, WSLAC, whereby the Company assumes certain universal life business issued by its subsidiary prior to 2004.  Under the terms of the agreements, the subsidiary retains the reserves and the related assets of this business. The Company records, in its statements of operations, premiums less experience refunds, commissions, adjustments to reserves as specified in the agreement, benefits incurred and other related expenses of this business.

The Company also has a modified coinsurance agreement with Integrity, whereby the Company assumes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002.  Under the terms of the agreement, Integrity retains the reserves and the related assets of this business.

The Company has a ceded reinsurance agreement with Columbus Life.  Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company.  Life and accident and health reserves ceded from the Company to Columbus Life totaled $729.9 million and $756.7 million at December 31, 2007 and 2006, respectively.

The Company has entered into a retrocession reinsurance agreement with RGA Reinsurance Company.  This coinsurance agreement reinsures certain extended-term life insurance policy reserves totaling $19.8 million and $21.5 million at December 31, 2007 and 2006, respectively.

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).

In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life Insurance Company (Lafayette Life), an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from non-affiliated reinsurers.  Life reserves ceded from Lafayette Life to the Company under this agreement totaled $1.0 million and $0.9 million at December 31, 2007 and 2006, respectively.

27

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the year ended December 31:

	2007	2006	2005
	(in thousands)
Direct premiums	$296,303	$297,287	$298,083
Assumed premiums:
Affiliated	84,426	94,808	105,474
Non-affiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Non-affiliates	(10,131)	(9,750)	(9,171)
Net premiums	$370,598	$382,345	$394,386

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the year ended December 31:

	2007	2006	2005
	(in thousands)
Benefits paid or provided:
Non-affiliates	$7,683	$2,044	$5,189
Policy and contract liabilities:
Affiliated	724,158	750,276	776,552
Non-affiliates	7,110	7,609	7,794

During 2007, 2006, and 2005, the Company did not write off any reinsurance balances as a charge to operations.

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business.  No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.  The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.  At December 31, 2007, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.   The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

The reduction in capital and surplus at December 31, 2007, if all reinsurance agreements were cancelled, would be $79.7 million.

28

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return. Amounts due from the subsidiaries for federal income taxes were $2.4 million and $12.6 million at December 31, 2007 and 2006, respectively.  The tax years of 2007, 2006, 2005 and 2004 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2007, in the event of future net losses is $67.7 million, $67.6 million, and $30.5 million from 2007, 2006, and 2005, respectively.

The change in net deferred income taxes is comprised of the following:

	December 31
	2007	2006	Change
	(in thousands)
Total deferred tax assets	$258,653	$256,109	$2,544
Total deferred tax liabilities	(514,704)	(678,758)	164,054
Net deferred tax asset (liability)	$(256,051)	$(422,649)	166,598
Less tax (expense) benefit from unrealized gains or losses			134,177
Change in net deferred income taxes			$32,421

Current income taxes incurred for the years ended December 31, consist of the following major components:

	2007	2006	2005
	(in thousands)
Federal income tax expense on operating income	$20,109	$25,484	$21,899
Federal income tax expense on capital gains	47,611	32,808	9,761
Tax credits	(39)	(392)	(1,171)
Change in tax contingency reserves	(29,500)	—	—
Prior year under (over) accrual	9,716	7,186	(1,466)
Current income taxes incurred	$47,897	$65,086	$29,023

29

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The main components of the deferred tax amounts at December 31 are as follows:

	2007	2006
	(in thousands)
Deferred tax assets:
Reserves	$86,191	$92,543
Deferred acquisition costs	46,744	46,224
Benefit for employees and agents	117,611	106,315
Other	8,107	11,027
Total deferred tax assets	258,653	256,109

Nonadmitted deferred tax assets	—	—
Admitted deferred tax assets	258,653	256,109

Deferred tax liabilities:
Stocks/debt securities	456,014	608,969
Other invested assets	28,767	39,978
Other	29,923	29,811
Total deferred tax liabilities	514,704	678,758
Net admitted deferred income tax liabilities	$(256,051)	$(422,649)

30

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The Company’s federal income tax expense and change in net deferred income taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains.  The significant differences for the year ended December 31, are as follows (in thousands):

		Effective		Effective		Effective
	2007	Tax Rate	2006	Tax Rate	2005	Tax Rate
Provision computed at statutory rate	$73,760	35.00%	$34,026	35.00%	$50,444	35.00%
Dividends received deduction	(51,392)	-24.39	(10,344)	-10.64	(18,035)	-12.51
Tax credits	(193)	-0.09	(563)	-0.58	(1,180)	-0.82
Other invested assets	(626)	-0.30	(10,420)	-10.72	366	0.25
Change in tax contingency reserves	(29,500)	-14.00	—	—	—	—
Other	(8,299)	-3.93	(2,570)	-2.64	(4,457)	-3.09
Total	$(16,250)	-7.71%	$10,129	10.42%	$27,138	18.83%

Federal income taxes incurred	$286	0.14%	$32,278	33.20%	$19,262	13.36%
Change in net deferred income taxes*	(16,536)	-7.85	(22,149)	-22.78	7,876	5.46
Total statutory income taxes	$(16,250)	-7.71%	$10,129	10.42%	$27,138	18.83%

*Excludes change in net deferred income taxes on realized gains/losses of $(15,885), $7,591 and $2,760 for the years ended December 31, 2007, 2006 and 2005, respectively.

31

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7. Regulatory Matters

The Company is required by statutory regulations to meet minimum risk-based capital standards.  Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  At December 31, 2007 and 2006, the Company exceeded the minimum risk-based capital.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of the preceding December 31. In 2008, the Company has $326.1 million available for payment of dividends based on capital and surplus of $3,705.0 million at December 31, 2007, less dividends paid in 2007 of $44.4 million.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts.  The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

At December 31, 2007, the Company does not have any material lease agreements for office space or equipment.

32

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2007, the Company’s annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(in thousands)
At book value without adjustment (with minimal or no charge or adjustment)	$425,935	33.9%
Not subject to discretionary withdrawal	830,683	66.1
Total annuity reserves and deposit fund liabilities (before reinsurance)	1,256,618	100.0%
Less reinsurance ceded	182,184
Net annuity reserves and deposit fund liabilities	$1,074,434

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

33

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits

The Company has a noncontributory pension plan under group annuity contracts covering substantially all employees and field representatives.  In addition, the Company provides certain healthcare and life insurance benefits for retired employees or their beneficiaries.

Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.

The Company uses a December 31 measurement date for all plans.

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2007	2006	2007	2006
	(in thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$667,251	$660,058	$222,914	$231,706
Service cost	14,494	15,686	8,954	11,209
Interest cost	38,620	37,638	13,283	13,471
Medicare Part D payments received	—	—	1,703	1,279
Contribution by plan participants	—	—	2,214	1,931
Actuarial (gain) loss	(1,816)	(7,798)	(6,362)	(341)
Benefits paid	(39,587)	(38,333)	(15,079)	(14,077)
Plan amendments	—	—	—	(22,264)
Benefit obligation at end of year	$678,962	$667,251	$227,627	$222,914

Change in plan assets:
Fair value of plan assets at beginning of year	$841,255	$792,361	$—	$—
Actual return on plan assets	24,888	87,227	—	—
Employer contribution	—	—	11,162	10,867
Plan participants’ contributions	—	—	2,214	1,931
Medicare Part D payments received	—	—	1,703	1,279
Benefits paid	(39,587)	(38,333)	(15,079)	(14,077)
Fair value of plan assets at end of year	$826,556	$841,255	$—	$—

Funded status:
(Unfunded) overfunded obligation	$147,594	$174,004	$(227,627)	$(222,914)
Unamortized prior service cost	12,424	13,989	(35,874)	(38,746)
Unrecognized net (gain) or loss	368,836	349,509	37,802	46,020
Prepaid assets* (accrued liabilities)	$528,854	$537,502	$(225,699)	$(215,640)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$597,428	$584,933	$227,627	$222,914

Benefit obligation for non-vested employees:
Projected pension obligation	$5,862	$5,754	$—	$—
Accumulated benefit obligation	$4,090	$3,424	$—	$—

* Indicates non-admitted

34

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Components of net periodic benefit cost:

	Pension Benefits
	2007	2006	2005
Service cost	$14,494	$15,686	$13,406
Interest cost	38,620	37,638	34,993
Expected return on plan assets	(70,849)	(71,131)	(71,083)
Amount of recognized gains and losses	24,818	26,410	17,473
Amount of prior service cost recognized	1,565	1,565	31
Total net periodic benefit cost (benefit)	$8,648	$10,168	$(5,180)

Components of net periodic benefit cost:

	Postretirement Medical
	2007	2006	2005
Service cost	$8,954	$11,209	$10,487
Interest cost	13,283	13,471	12,552
Amount of recognized gains and losses	1,855	2,142	1,161
Amount of prior service cost recognized	(2,872)	(1,481)	(1,481)
Total net periodic benefit cost (benefit)	$21,220	$25,341	$22,719

Weighted-average assumptions used to determine net periodic benefit cost as of December 31:

	Pension Benefits		Postretirement Medical
	2007	2006	2007	2006

Weighted average discount rate	6.00%	5.75%	6.00%	5.75%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%
Expected long-term rate of return on plan assets	8.50%	8.50%	N/A	N/A

Weighted-average assumptions used to determine net periodic benefit obligation as of December 31:

	Pension Benefits		Postretirement Medical
	2007	2006	2007	2006

Weighted average discount rate	6.00%	6.00%	6.00%	6.00%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%

35

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company’s discount rate assumption is determined by utilizing a discounted cash flow analysis of the Company’s obligations.  The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds.

The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets.  Historical returns are determined by asset class.  The historical relationships between equities, fixed income securities, and other assets are reviewed.  The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return.  The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.

The asset allocation for the defined benefit pension plan at the end of 2007 and 2006, and the target allocation for 2008 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2008	2007	2006
Asset category:
Equity securities	55%	61%	65%
Fixed income securities	40	23	27
Short-term investments	—	—	—
Other	5	16	8
Total	100%	100%	100%

The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk.  Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition.  The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline.  Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level.  Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance.  Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

For measurement purposes of the postretirement benefit obligation, a 7.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2007.  The rate was assumed to decrease gradually to 4.75% for 2011 and remain at that level thereafter.

36

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2007, by $25.4 million and $(21.7) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2007 by $2.8 million and $(2.4) million, respectively.

The Company made contributions to the postretirement medical plan of $12.9 million in 2007 and expects to contribute $210.4 million between 2008 and 2017, inclusive.  The Company received $1.7 million of subsidies in 2007 and expects to receive $24.1 million of subsidies between 2008 and 2017, inclusive, related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003.

At December 31, 2007 and 2006, the pension plan had $71.3 million and $77.3 million, respectively, invested in Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

As of December 31, 2007, future benefit payments for the pension plan are expected as follows (in millions):

2008:	$38.4
2009:	$38.9
2010:	$39.5
2011:	$40.3
2012:	$41.6
Five years thereafter:	$229.0

Future benefit payments for the postretirement healthcare plan are expected as follows (in millions):

2008:	$16.7
2009:	$17.4
2010:	$18.0
2011:	$18.6
2012:	$18.7
Five years thereafter:	$96.9

37

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company does not expect to make contributions to the pension plan during 2008.  The Company expects to contribute approximately $20.4 million during 2008 to its postretirement healthcare plan.

The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees.  This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).  The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year.  Total Company contributions to the defined contribution plan were $3.1 million, $2.9 million, and $1.2 million for 2007, 2006 and 2005, respectively.

11. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2007, were as follows:

	Gross	Net of Loading
	(in thousands)

Ordinary new business	$9,576	$818
Ordinary renewal	80,293	58,935
Accident and health renewal	296	118
Assumed investment type contracts	75	75
Total	$90,240	$59,946

38

Financial Statement Schedules (Statutory-Basis)

The Western and Southern Life Insurance Company

Summary of Investments - Other Than Investments in Related Parties

(in thousands)

December 31, 2007

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at which shown in the Balance Sheet
Debt Securities

Bonds:
United States government and government agencies and authorities	$74,025	$79,234	$74,025
States, municipalities and political subdivisions	144,101	147,595	144,101
Foreign governments	—	—	—
Public utilities	474,166	498,300	474,166
All other corporate bonds	2,394,440	2,449,357	2,394,440
Preferred stocks	103,603	99,535	103,603
Total fixed maturities	3,190,335	3,274,021	3,190,335

Equity securities
Common stocks:
Public utilities	16,262	19,871	19,871
Banks, trust and insurance	286,362	1,248,660	1,248,660
Industrial, miscellaneous and all other	754,449	924,538	924,538
Total equity securities	1,057,073	2,193,069	2,193,069

Mortgage loans on real estate	53,273		53,273
Real estate	74,290		74,290
Policy loans	161,007		161,007
Other long-term investments	66,478		66,478
Cash, cash equivalents and short-term investments	119,693		119,693
Total investments	$4,722,149		$5,858,145

(1)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

40

The Western and Southern Life Insurance Company

Supplementary Insurance Information

(in thousands)

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2007
Individual life	$2,453,410	$—	$31,458	$332,624	$212,027	$331,198	$90,803
Individual health	267,316	3,015	4,131	33,986	20,183	32,729	15,239	$33,989
Group life and health	112,365	—	1,104	3,128	1,806	5,222	164	—
Annuity	14,630	—	12,783	860	1,005	250,765	927
Corporate and other	—	—	—	—	234,494	—	44,481
	$2,847,721	$3,015	$49,476	$370,598	$469,515	$619,914	$151,614

Year ended December 31, 2006
Individual life	$2,427,769	$—	$27,812	$340,572	$206,440	$331,249	$94,431
Individual health	256,046	2,974	3,864	34,444	19,478	38,447	15,862	$34,438
Group life and health	111,511	—	527	3,454	1,727	6,124	198	—
Annuity	16,105	—	14,037	3,883	1,045	190,520	1,375
Corporate and other	—	—	—	—	120,648	—	44,225
	$2,811,431	$2,974	$46,240	$382,353	$349,338	$566,340	$156,091

Year ended December 31, 2005
Individual life	$2,404,159	$—	$30,850	$341,779	$168,697	$341,347	$92,187
Individual health	238,917	3,056	4,567	35,226	14,148	26,733	14,804	$35,333
Group life and health	108,961	—	790	4,102	2,995	8,635	201	—
Annuity	16,512	—	14,521	13,367	4,451	157,973	1,126
Corporate and other	—	—	—	—	154,902	—	36,097
	$2,768,549	$3,056	$50,728	$394,474	$345,193	$534,688	$144,415

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

41

The Western and Southern Life Insurance Company

Reinsurance

(in thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2007
Life insurance in force	$17,719,397	$3,240,782	$14,383,528	$28,862,143	50%
Premiums:
Individual life	$253,686	$4,758	$83,696	$332,624	25%
Individual health	39,359	5,373	—	33,986	—
Group life and health	3,128	—	—	3,128	—
Annuity	130	—	730	860	85
	$296,303	$10,131	$84,426	$370,598	23%

Year ended December 31, 2006
Life insurance in force	$17,912,837	$3,454,695	$15,309,216	$29,767,358	51%
Premiums:
Individual life	$254,180	$4,839	$91,230	$340,571	27%
Individual health	39,356	4,911	—	34,445	—
Group life and health	3,454	—	—	3,454	—
Annuity	305	—	3,578	3,883	92
	$297,295	$9,750	$94,808	$382,353	25%

Year ended December 31, 2005
Life insurance in force	$18,002,796	$3,652,179	$16,088,508	$30,439,125	53%
Premiums:
Individual life	$254,254	$4,802	$92,327	$341,779	27%
Individual health	39,595	4,369	—	35,226	—
Group life and health	4,102	—	—	4,102	—
Annuity	220	—	13,147	13,367	98
	$298,171	$9,171	$105,474	$394,474	27%

42

PART C

OTHER INFORMATION

ITEM 26. — EXHIBITS

(a)                                  Resolution of Board of Directors of the Columbus Life Insurance Company dated September 10, 1998 authorizing the establishment of the Separate Account (1)

(b)                                 Not applicable

(c)                                  (1)                                  (i)                                     Distributor Agreement between the Columbus Life Insurance Company, on behalf of Separate Account 1, and Touchstone Securities, Inc. (2)

(ii)                                  Amended Schedule A of Distributor Agreement between Columbus Life Insurance Company, on behalf of Separate Account 1, and Touchstone Securities, Inc., and its affiliated insurance agencies (14)

(2)                                  (i)                                     Form of General Agency Agreement by and between Touchstone Securities, Inc., its affiliated insurance agencies, a broker-dealer and a life agency (3)

(ii)                                  Form of Broker-Dealer Sales Agreement by and between Touchstone Securities, Inc., its affiliated insurance agencies, a broker-dealer and a life agency. (7)

(iii)                               Amended Form of Commission Schedule to Form of General Agency Agreement or Broker-Dealer Sales Agreement by and between Touchstone Securities, Inc., its affiliated insurance agencies, a broker-dealer and a life agency (14)

(3)                                  Form of override Commission Schedule (14)

(d)                                 (1)                                  Form of Pinnacle II Variable Universal Life Insurance Policy issued by Columbus Life Insurance Company (13)

(2)                                  Form of Disability Credit Rider (3)

(3)                                  Form of Children’s Term Rider (3)

(4)                                  Form of Accidental Death Rider (3)

(5)                                  Form of Accelerated Death Benefit Rider (3)

(6)                                  Form of Insured Insurability Rider (3)

(7)                                  Form of Other Insured Rider (3)

(8)                                  Form of Accelerated Death Benefit Plus Rider (3)

(9)                                  Form of Extended Maturity Benefit Plus Rider (3)

(10)                            Form of Extended No-Lapse Guarantee Rider (13)

(11)                            Form of Aviation Exclusion Rider (3)

(12)                            Form of Military Aviation Exclusion Rider (3)

(13)                            Form of Additional Life Rider (13)

(14)                            Form of Enhanced Cash Value Rider (13)

(15)                            Form of Change of Insured Rider (13)

(16)                            Form of Overloan Protection Rider (filed herewith)

(17)                            Form of Accelerated Death Benefit Life Plus Rider (filed herewith)

(e)                                  (1)                                  Form of Columbus Life Insurance Company Application for Life Insurance (13)

(f)                                    (1)                                  (i)                                     Certificate of Incorporation of the Columbus Life Insurance Company (5)

(ii)                                  Certificate of Amendment of Articles of Incorporation of Columbus Life Insurance Company (5)

(2)                                  Code of Regulations of the Columbus Life Insurance Company (5)

                                                (g)                                 Not applicable.

(h)                                 (1)                                  (i)                                     Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (5)

(ii)                                  Amendment to Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (6)

(iii)                               Amended Exhibits A and B to the Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (14)

(iv)                              Form of Shareholder Services Agreement, dated May 1, 2008, between Columbus Life Insurance Company and Touchstone Advisors, Inc. (filed herewith)

(2)                                  (i)                                     Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company (3)

 (ii)                               Amendment No. 2 to the Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company (6)

(iii)                               Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company (3)

 (iv)                           Amendment No. 2 to the Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company (6)

(3)                                  (i)                                     Janus Aspen Series Fund Participation Agreement (Service Shares) between Janus Aspen Series and Columbus Life Insurance Company (3)

(ii)                                  Amendment No. 1 to Fund Participation Agreement between Janus Aspen Series and Columbus Life Insurance Company (8)

(iii)                               Amendment No. 3 to Janus Aspen Series Fund Participation Agreement (Service Shares) between Janus Aspen Series and Columbus Life Insurance Company (14)

                                                (iv)                              Distribution and Shareholder Services Agreement, Service Shares of Janus Aspen Series (for Insurance Companies), by and between Janus Distributors, Inc. and Columbus Life Insurance Company (3)

(4)                                  (i)                                     Amended and Restated Participation Agreement among MFS Variable Insurance Trust, Columbus Life Insurance Company and Massachusetts Financial Services Company (3)

(ii)                                  Amendment No. 2 to Amended and Restated Participation Agreement among MFS Variable Insurance Trust, Columbus Life Insurance Company and Massachusetts Financial Services Company (14)

(iii)                               Administrative Services Agreement between Massachusetts Financial Services Company, Western-Southern Life Assurance Company, and Columbus Life Insurance Company (3)

(5)                                  (i)                                     Form of Amended and Restated Participation Agreement, dated May 1, 2008, between Fidelity Variable Insurance Products Funds, Fidelity Distributors Corporation and Columbus Life Insurance Company (filed herewith)

(ii)                                  Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and Columbus Life Insurance Company (3)

(iii)                               Service Contract between Fidelity Distributors Corporation and Columbus Life Insurance Company (3)

(iv)                              Form of Sub-license Agreement, dated May 1, 2008, by and between Fidelity Distributors Corporation and Columbus Life Insurance Company (filed herewith)

(6)                                  (i)                                     Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Columbus Life Insurance Company (3)

(ii)                                  Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Columbus Life Insurance Company (3)

(iii)                               Letter Agreement between OppenheimerFunds, Inc. and Columbus Life Insurance Company (3)

(iv)                              Amendment to Letter Agreement between OppenheimerFunds, Inc. and Columbus Life Insurance Company (9)

(v)                                 Amendment No. 2 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Columbus Life Insurance Company (14)

(vi)                              Amendment No. 2 to Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Columbus Life Insurance Company (14)

(vii)                           Amendment No. 2 to Letter Agreement between OppenheimerFunds, Inc. and Columbus Life Insurance Company (14)

(7)                                  (i)                                     Participation Agreement by and among AIM Variable Insurance Funds, Inc., Columbus Life Insurance Company, on behalf of itself and its separate accounts, and Touchstone Securities, Inc. (5)

(ii)                                  Agreement with respect to Trademarks and Fund Names between AIM Management Group Inc. and Columbus Life Insurance Company (5)

(iii)                               Amendment to Agreement with respect to Trademarks and Fund Names between AIM Management Group, Inc. and Columbus Life Insurance Company (14)

(iv)                              Form of Administrative Services Agreement between Columbus Life Insurance Company and AIM Advisors, Inc. (5)

(v)                                 Form of Amendment to Participation Agreement by and among AIM Variable Insurance Funds, Inc., Columbus Life Insurance Company, on behalf of itself and its separate accounts, and Touchstone Securities, Inc. (12)

(vi)                              Amendment No. 2 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., Columbus Life Insurance Company, on behalf of itself and its separate accounts, and Touchstone Securities, Inc. (14)

(vii)                           Form of Distribution Agreement between Touchstone Securities, Inc. and A I M Distributors, Inc. (11)

(8)                                  (i)                                     Form of Participation Agreement between Columbus Life Insurance Company and J.P. Morgan Series Trust II (11)

(ii)                                  Form of Service Agreement between Columbus Life Insurance Company and JPMorgan Chase Bank (11)

(9)                                  (i)                                     Form of Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Columbus Life Insurance Company, and Touchstone Securities, Inc. (11)

                                                (ii)                                  Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Columbus Life Insurance Company, and Touchstone Securities, Inc. (14)

(10)                            (i)                                     Form of Participation Agreement between Columbus Life Insurance Company, Scudder Variable Series I, Scudder Distributors, Inc., and Deutsche Investment Management Americas Inc. (11)

(ii)                                  Form of Service Agreement between Deutsche Investment Management Americas Inc. and Columbus Life Insurance Company (12)

(iii)                               Amendment to Participation Agreement between Columbus Life Insurance Company, Scudder Variable Series I, Scudder Distributors, Inc., and Deutsche Investment Management Americas Inc. (14)

(11)                            Form of Participation Agreement Putnam Variable Trust, Putnam Retail Management, Inc., and Columbus Life Insurance Company (12)

(12)                            (i)                                     Form of Participation Agreement between Columbus Life Insurance Company, Van Kampen Life Investment Trust, Van Kampen Funds Inc., and Van Kampen Asset Management Inc. (11)

(ii)                                  Form of Service Agreement between Van Kampen Funds Inc. and Columbus Life Insurance Company (11)

(iii)                               Amendment to Participation Agreement between Columbus Life Insurance Company, Van Kampen Life Investment Trust, Van Kampen Funds Inc., and Van Kampen Asset Management Inc. (14)

(13)                            (i)                                     Form of Participation Agreement between Columbus Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management Inc. (11)

(ii)                                  Form of Amendment to Participation Agreement, dated May 1, 2008, between Columbus Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management Inc. (filed herewith)

(iii)                               Form of Service Agreement between Morgan Stanley & Co. Incorporated and Columbus Life Insurance Company (11)

(iv)                              Form of Service Agreement between Morgan Stanley Investment Management Inc. and Columbus Life Insurance Company (12)

(v)                                 Form of Administrative Services Agreement, dated May 1, 2008, between Columbus Life Insurance Company and Morgan Stanley Distribution, Inc. (filed herewith)

(vi)                              Form of Administrative Services Letter, dated May 1, 2008, between Columbus Life Insurance Company and Morgan Stanley Investment Management, Inc. (filed herewith)

(14)                            (i)                                     Form of Rule 22c-2 Agreement with respect to AIM Variable Insurance Funds (17)

(ii)                                  Form of Rule 22c-2 Agreement with respect to The Alger American Fund (17)

(iii)                               Form of Rule 22c-2 Agreement with respect to DWS Investments VIT Funds and DWS Variable Series I (17)

(iv)                              Form of Rule 22c-2 Agreement with respect to Fidelity Variable Insurance Products Funds (17)

(v)                                 Form of Rule 22c-2 Agreement with respect to Franklin Templeton Variable Insurance Products Trust (17)

(vi)                              Form of Rule 22c-2 Agreement with respect to Janus Aspen Series (17)

(vii)                           Form of Rule 22c-2 Agreement with respect to JP Morgan Series II Trust (17)

(viii)                        Form of Rule 22c-2 Agreement with respect to MFS Variable Insurance Trust (17h)

(ix)                                Form of Rule 22c-2 Agreement with respect to Oppenheimer Variable Account Funds and Panorama Series Funds (17)

(x)                                   Form of Rule 22c-2 Agreement with respect to PIMCO Variable Insurance Trust (17)

(xi)                                Form of Rule 22c-2 Agreement with respect to Putnam Variable Trust (17)

(xii)                             Form of Rule 22c-2 Agreement with respect to Touchstone Variable Series Trust (17)

(xiii)                          Form of Rule 22c-2 Agreement with respect to Van Kampen Life Investment Trust  (17)

(xiv)                         Form of Rule 22c-2 Agreement with respect to The Universal Institutional Funds, Inc. (17)

(i)                                     Not applicable.

(j)                                     (1)                                  Guarantee from The Western and Southern Life Insurance Company on behalf of Columbus Life Insurance Company (16)

(k)                                  (1)                                  Opinion and Consent of Counsel (filed herewith)

(2)                                  Opinion and Consent of Counsel to The Western and Southern Life Insurance Company (16)

(l)                                     Not applicable.

(m)                               Not applicable.

(n)                                 (1)                                  Consent of Independent Registered Public Accounting Firm (filed herewith)

(2)                                  Powers of Attorney (9), (15) and (17)

(3)                                  Powers of Attorney for The Western and Southern Life Insurance Company (17)

(o)                                 Not applicable.

(p)                                 Not applicable.

(q)                                 Description of Issuance, Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies for Columbus Life Flexible Premium Variable Universal Life Insurance Policies Offered by Columbus Life Insurance Company Separate Account 1 of Columbus Life Insurance Company (13)

(1)	Incorporated by reference to the Registration Statement on Form S-6, File No. 333-78489, filed May 14, 1999.
(2)	Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-78489, filed May 1, 2000.
(3)	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, File No. 333-47940, filed February 7, 2001.
(4)	reserved
(5)	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-78489, filed August 19, 1999.
(6)	Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 333-78489, filed on April 26, 2001.
(7)	Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement of Columbus Life Insurance Company Separate Account 1 on Form S-6, File No. 333-73390, filed January 28, 2002.
(8)	Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-47940, filed April 26, 2001.
(9)	Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Columbus Life Insurance Company Separate Account 1 on Form S-6, File No. 333-73390, filed April 30, 2002.
(10)	Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 333-47940, filed April 26, 2002.
(11)	Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-6, File No. 333-73390, filed February 18, 2003.
(12)	Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-73390, filed April 25, 2003.

(13)	Incorporated by reference to the Registration Statement on Form N-6, File No. 333-121135, filed December 10, 2004.
(14)	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-121135, filed March 24, 2005.
(15)	Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-6, File No. 333-73390, filed April 28, 2006.
(16)	Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-6, File No. 333-121135, filed April 13, 2007.
(17)	Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-6, File No. 333-73390, filed April 26, 2007.

ITEM 27. — DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and officers of the Company are listed below.  Unless otherwise noted, the principal business address of all persons listed in Item 27 is 400 East Fourth Street, Cincinnati, Ohio  45202.

Name	Positions and Offices with Depositor

William J. Williams	Director

John F. Barrett	Director and Chairman of the Board

Jerry B. Stillwell	Director

J.J. Miller	Director, President and Chief Executive Officer

James N. Clark	Director

Robert L. Walker	Director, Senior Vice President and Chief Financial Officer

James K. Risk, III	Director
1815 Sagamore Pkwy N.
Lafayette, IN 47903

Joseph H. Seaman	Director
PO Box 380
Lafayette, IN 47902

Robert B. Truitt	Director
3601 Sagamore Pkwy N
Lafayette, IN 47904

Clint D. Gibler	Senior Vice President and Chief Information Officer

Noreen J. Hayes	Senior Vice President

Edward S. Heenan	Senior Vice President

Constance M. Maccarone	Senior Vice President, Insurance Operations

Nora E. Moushey	Senior Vice President and Chief Actuary

Nicholas P. Sargen	Senior Vice President and Chief Investment Officer

Donald J. Wuebbling	Senior Vice President and Secretary

Charles W. Wood, Jr.	Senior Vice President and Chief Marketing Officer

Keith W. Brown	Vice President & Chief Underwriter

David T. Henderson	Vice President

Bradley J. Hunkler	Vice President and Comptroller

Phillip E. King	Vice President and Auditor

Mario J. San Marco	Vice President

Donna N. Schenk	Vice President, Marketing Services

James J. Vance	Vice President and Treasurer

Charles W. Wood, Jr.	Vice President, Sales and Marketing

James H. Acton, Jr.	Vice President and Senior Financial Officer

Thomas M. Eck	Assistant Vice President

David L. DiMartino	Assistant Vice President, Annuity Products & Marketing

Daniel W. Harris	Vice President

Cynthia L. Funcheon	Assistant Vice President

Donna K. Sinor	Assistant Vice President

John A. Tak	Assistant Vice President, Life Products

Dennis C. Martin	Assistant Vice President, Planning & Product Development

Gregory G. Rowe	Assistant Secretary

Marianne Marshall	Assistant Treasurer

Jeffrey D. Meek	Assistant Treasurer

Douglas B. Perry	Assistant Treasurer

Timothy D. Speed	Assistant Treasurer

Thomas R. Stanek	Assistant Treasurer

Cheryl J. Stotts	Assistant Treasurer

Richard K. Taulbee	Assistant Treasurer

Charles L. Thomas	Assistant Treasurer

ITEM 28. — PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

1.	303 Broadway QCS, LLC; Ohio Limited Liability Company; 100% owned by The Western and Southern Life Insurance Company (WSLIC); ownership and operation of real estate

2.	Airport Exchange Hotel Partners; Kentucky General Partnership; 74% owned by WS Airport Exchange GP, LLC; 1% owned by Eagle Realty Investments, Inc. (ERI); ownership and operation of real estate

3.	AMLIWS Summit Ridge, LLC; Missouri Limited Liability Company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate

4.	Buckeye Venture Partners, LLC; Ohio Limited Liability Company; 60% owned by Fort Washington Investment Advisors, Inc. (FWIA) and 40% owned by unrelated third party

5.	CAI Holding Company, Inc.; Ohio Corporation; 100% owned by Columbus Life Insurance Company (CLIC); holding company

6.	Capital Analysts Agency, Inc.; Ohio Corporation; 99% owned by Capital Analysts Incorporated; general insurance agency

7.	Capital Analysts Agency, Inc.; Texas Corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency

8.	Capital Analysts Incorporated; Delaware Corporation; 100% owned by CAI Holding Company, Inc.; securities broker-dealer and registered investment advisor

9.	Capital Analysts Insurance Agency, Inc.; Massachusetts Corporation; 100% owned by Capital Analysts Incorporated; general insurance agency

10.	Capital Analysts Insurance Agency, Inc.; Alabama Corporation; 100% owned by Capital Analysts Incorporated; general insurance agency

11.	Carmel Holdings, LLC; Ohio limited liability company; 49% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI; ownership in real estate entity

12.	Carmel Hotel Investor, LLC; Ohio limited liability company; 100% owned by Carmel Holdings, LLC; ownership in real estate entity

13.	Carmel Hotel, LLC; Indiana limited liability company; 74% owned by Carmel Hotel Investor, LLC;1% owned by ERI; ownership and operation of real estate

14.	Carthage Senior Housing, Ltd.; Ohio Limited Liability Company; 98% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI; ownership and operation of real estate

15.	Centreport Hotels LLC; Texas Limited Liability Company; 75% owned by ERI; ownership and operation of real estate

16.	Centreport Partners LP; Texas limited partnership; 25.25% owned by WSLIC, 49% owned by WSLR Dallas LLC, 1% owned by ERI; ownership and operation of real estate

17.	Cleveland East Hotel, LLC; Ohio Limited Liability Company; 74% owned by WSALD CEH, LLC; 1% owned by ERI; ownership and operation of real estate

18.	Columbus Hotel Partners; Ohio General Partnership; 74% owned by WS Columbus Homewood GP, LLC; 1% owned by ERI; ownership and operation of real estate

19.	Columbus Life Insurance Company; Ohio Corporation; 100% owned by WSLIC; insurance

20.	Country Place Associates; Ohio General Partnership; 90% owned by WS Country Place GP, LLC; 10% owned by ERI; ownership and operation of real estate

21.	Courtyard Nursing Care, LLC; Ohio Limited Liability Company; 100% owned by WSLAC; ownership and operation of real estate.

22.	Dublin Hotel LLC; Ohio Limited Liability Company; 25% owned by WSLIC, 49% owned by WSLR Columbus LLC, 1% owned by ERI; ownership and operation of real estate

23.	Eagle Realty Group, LLC; Ohio Limited Liability Company; 100% owned by W&S Operating Holdings, LLC; real estate holding company

24.	Eagle Realty Investments, Inc. (ERI); Ohio Corporation; 100% owned by Eagle Realty Group, LLC; real estate

25.

Fort Washington Active Fixed Income LLC, a Delaware Limited Liability Company; managing member is Fort Washington Fixed Income LLC and investors include WSLIC; managing member for private fixed income fund

26.	Fort Washington Capital Partners, LLC (“FWCP”); Delaware Limited Liability Company; 100% owned by FWIA; managing partner for numerous private equity funds

27.	Fort Washington Fixed Income Alpha LLC; Delaware Limited Liability Company; managing member is Fort Washington Fixed Income LLC; investors include WSLIC; private fixed income fund

28.	Fort Washington Fixed Income LLC; Delaware Limited Liability Company; 100% owned by FWIA; private fixed income fund

29.

Fort Washington High Yield Investors LLC; Delaware Limited Liability Company; private fixed income fund Fort Washington High Yield Investors II, LLC; Delaware Limited Liability Company; private fixed income fund

30.	Fort Washington Investment Advisors, Inc. (FWIA); Ohio Corporation; 100% owned by W&S Operating Holdings, LLC; registered investment adviser

31.	Fort Washington Private Equity Investors II, L.P.; Delaware Limited Partnership; general partner is FWCP and investors include WSLIC; private equity fund

32.	Fort Washington Private Equity Investors III, L.P.; Delaware Limited Partnership; general partner is FWCP and investors include WSLIC; private equity fund

33.	Fort Washington Private Equity Investors IV, L.P.; Delaware Limited Partnership; general partner is FWCP and investors include WSLIC; private equity fund

34.	Fort Washington Private Equity Investors V, L.P.; Delaware Limited Partnership; general partner is FWPEI V GP, LLC and investors include WSLIC; private equity fund

35.	Fort Washington Private Equity Investors V-B, L.P.; Delaware Limited Partnership; general partner is FWPEI V GP, LLC and investors include WSLIC; private equity fund

36.	Fort Washington Private Equity Investors V-VC, L.P.; Delaware Limited Partnership; general partner is FWPEI V GP, LLC and investors include WSLIC; private equity fund

37.	Fort Washington Private Equity Investors VI, L.P.; Delaware Limited Partnership; general partner is FWPEI VI GP, LLC and investors include WSLIC; private equity fund

38.	Fort Washington Private Equity Investors VI-B, L.P.; Delaware Limited Partnership; general partner is FWPEI VI GP, LLC and investors include WSLIC; private equity fund

39.	Fort Washington Private Equity Investors VI-VC, L.P.; a Delaware Limited Partnership; general partner is FWPEI V GP, LLC and investors include WSLIC; private equity fund

40.	Fort Washington Savings Company; Ohio Corporation; 100% owned by WSLIC; bank

41.	FWPEI V GP LLC; Delaware Limited Liability Company; 100% owned by FWIA; general partner of the three private equity funds

42.	FWPEI VI GP LLC; Delaware Limited Liability Company; 100% owned by FWIA; general partner of the three private equity funds

43.	Galveston Summerbrooke Apts., LLC; Texas limited liability company; 54% owned by Summerbrooke Apartments Investor, LLC; 1% owned by ERI; ownership and operation of real estate

44.	IFS Agency, Inc.; Texas Corporation; 100% owned by IFS Financial Services, Inc.; general insurance agency

45.	IFS Agency Services, Inc.; Pennsylvania Corporation; 100% owned by IFS Financial Services, Inc.; general insurance agency

46.	IFS General Agency, Inc.; Pennsylvania Corporation; 100% owned by IFS Financial Services, Inc.; general insurance agency.

47.

IFS Financial Services, Inc. (IFS); Ohio Corporation; 100% owned by Western-Southern Life Assurance Company (WSLAC); development and marketing of financial products for distribution through financial institutions

48.	IFS Fund Distributors, Inc.; Delaware Corporation; 100% owned by IFS; registered broker dealer

49.	IFS Insurance Agency, Inc.; Ohio Corporation; 99% owned by IFS; general insurance agency

50.	Insurance Profillment Services, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; insurance marketing services

51.	IR Mall Associates, Ltd.; Florida limited partnership; 49.50% owned by WSLIC; ownership and operation of real estate

52.	IR Mall Company, L.C.; Florida Limited Liability Company; 50% owned by ERI; ownership and operation of real estate

53.	Kentucky Co-Investment Partners, L.P.; Delaware Limited Partnership; general partner is FWCP; private equity fund

54.	The Lafayette Life Insurance Company; Indiana Corporation; 100% owned by Western & Southern Financial Group, Inc. (WSFG); insurance company

55.	LaFrontera Hotel LLC; Texas Limited Liability Company; 75% owned by ERI; ownership and operation of real estate

56.	LaFrontera Lodging Partners LP; Texas limited Partnership; 74.25% owned by W&S Real Estate Holdings, LLC; ownership and operation of real estate

57.	Lookout Corporate Center, Ohio Joint Venture; 50% owned by WS Lookout GP, LLC; ownership and operation of real estate

58.	Mission Club Apartments General Partnership; Florida General Partnership; 95.5% owned by WSLIC, 4.5% owned by ERI; ownership and operation of real estate

59.	National Integrity Life Insurance Company; New York corporation; 100% owned by ILIC; life insurance company

60.	New Mexico Co-Investment Partners, L.P.; Delaware Limited Partnership; general partner is FWCP; private equity fund

61.	North Pittsburgh Hotel LLC; Pennsylvania Limited Liability Company; 74% owned by WSALD NPH, LLC; 1% owned by ERI; ownership and operation of real estate

62.	Northeast Cincinnati Hotel LLC; Ohio Limited Liability Company; 25% owned by WSLIC, 49% owned by WSLR Cincinnati LLC, 1% owned by ERI; ownership and operation of real estate.

63.	The Ohio Capital Fund LLC; Ohio Limited Liability Company; 60% owned by FWIA and managed by Buckeye Venture Partners, LLC; state funded private equity fund

64.	OTR Housing Associates, L.P.; Ohio Limited Partnership; 98% owned by WSLIC; 1% owned by ERI; ownership and operation of real estate

65.	OTR Redevelopment Group, LLC; Ohio Limited Liability Company; 100% owned by OTR Walnut Housing, Ltd.

66.	OTR Transitional Housing, L.P.; Ohio Limited Partnership; 99% owned by WSLIC; ownership and operation of real estate

67.	OTR-Walnut Housing, Ltd.; Ohio Limited Liability Company; 100% owned by ERI; ownership and operation of real estate

68.	Queen City Development I, LLC; Ohio Limited Liability Company; 100% owned by Eagle Realty Group, LLC; operation of real estate

69.	Park Avenue Lofts, LLC; Colorado limited liability company; 49% owned by Uptown Denver Investor, LLC; 1% owned by ERI; ownership and operation of real estate

70.	Race Street Development, Ltd.; Ohio Limited Liability Company; 100% owned by W&S Real Estate Holdings, LLC ; ownership and operation of real estate

71.	Seasons Health Care Limited Partnership; Ohio Limited Partnership; 90% owned by WSLAC, 10% owned by Courtyard Nursing Care, LLC; ownership and operation of real estate

72.	ServerVault Corp.; Delaware Corporation; 50% owned by WSLIC; technology

73.	Shelbourne Campus Properties, LLC; Delaware limited liability company; 54% owned by Shelbourne Housing Investor, LLC; 1% owned by ERI; ownership and operation of real estate

74.	Shelbourne Holdings, LLC; Ohio limited liability company; 98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI; ownership in real estate entity

75.	Shelbourne Housing Investor, LLC; Ohio limited liability company; 100% owned by Shelbourne Holdings, LLC; ownership in real estate entity

76.	Sixth and Race Development, LLC; Ohio Limited Liability Company; 71% owned by Race Street Development, Ltd., 25% owned by ERI; ownership and operation of real estate

77.	Skyport Hotel LLC; Kentucky limited liability company; 25% owned by WSLIC; 49% owned by WSLR Skyport LLC; 1% owned by ERI; ownership and operation of real estate

78.	Summerbrooke Apartments Investor, LLC; Ohio limited liability company; 100% owned by Summerbrooke Holdings, LLC; ownership in real estate entity

79.	Summerbrooke Holdings, LLC; Ohio limited liability company; 98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI; ownership in real estate entity

80.	Todd Investment Advisors, Inc.; Kentucky Corporation; 100% owned by FWIA; registered investment adviser

81.	Touchstone Advisors, Inc.; Ohio Corporation; 100% owned by IFS; registered investment adviser

82.

Touchstone Fund Group and Institutional Funds Trusts (Delaware statutory trusts), Touchstone Investment, Strategic, Tax Free and Variable Series Trusts (Massachusetts Business Trusts); WSFG and affiliates hold positions of 5% or greater in certain portfolios of these mutual fund trusts; registered investment companies.

83.	Touchstone Securities, Inc.; Nebraska Corporation; 100% owned by WSLAC; securities broker-dealer

84.	Tri-State Growth Capital Fund I, L.P.; Delaware Limited Partnership; general partner is Tri-State Ventures, LLC and investors include WSLIC; private equity fund

85.	Tri-State Growth Capital Fund II, L.P.; Delaware Limited Partnership; general partner is Tri-State Ventures, II LLC and investors include WSLIC; private equity fund

86.	Tri-State Ventures, LLC; Delaware Limited Liability Company; 100% owned by FWIA; private equity fund

87.	Tri-State Ventures II, LLC; Delaware Limited Liability Company; 100% owned by FWIA; private equity fund

88.	Uptown Denver Investor, LLC; Ohio limited liability company; 100% owned by Uptown Denver Apartment Holdings, LLC; ownership in real estate entity

89.	Uptown Denver Apartment Holdings, LLC; Ohio limited liability company; 98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI; ownership in real estate entity

90.	Union Centre Hotel LLC; Ohio Limited Liability Company; 25% owned by WSLIC; 49% owned by WSLR Union LLC; 1% owned by ERI; ownership and operation of real estate

91.	Vinings Trace, LLC; Indiana Limited Liability Company; 99% owned by WSLIC, 1% owned by ERI; ownership and operation of real estate

92.	Vulcan Hotel LLC; Alabama Limited Liability Company; 25% owned by WSLIC, 49% owned by WSLR Birmingham LLC, 1% owned by ERI; ownership and operation of real estate

93.	W&S Brokerage Services, Inc.; Ohio Corporation; 100% owned by WSLAC; investment advisor and broker dealer

94.	W&S Financial Group Distributors Inc.; Ohio Corporation; 100% owned by IFS; general insurance agency

95.	W&S Operating Holdings, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership of operating entities

96.	W&S Real Estate Holdings, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership of real estate entities

97.	WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book selling and publishing

98.	West-Whi Columbus NW Partners; Ohio General Partnership; 74% owned by WS Columbus Northwest GP, LLC; 1% owned by ERI; ownership and operation of real estate

99.	Western & Southern Agency, Inc.; Ohio corporation; 100% owned by WSLIC; general insurance agency

100.	Western & Southern Agency Services, Inc.; Pennsylvania Corporation; 100% owned by WSLIC; general insurance agency.

101.	Western & Southern Financial Fund Inc.; Ohio non profit corporation; charitable giving

102.	Western-Southern Life Assurance Company (WSLAC); Ohio Corporation; 100% owned by WSLIC

103.	The Western and Southern Life Insurance Company (WSLIC); Ohio Corporation; 100% owned by WSFG

104.	The Western and Southern Life Insurance Company VEBA Trust; 501(c)(9) trust organized under laws of Ohio; employee health and welfare

105.	Western & Southern Financial Group, Inc. (WSFG); Ohio Corporation; 100% owned by WSMHC; holding company.

106.	Western & Southern Mutual Holding Company (WSMHC); Ohio Mutual Insurance Holding Company

107.	Windsor Hotel LLC; Connecticut Limited Liability Company; 25% owned by WSLIC; 49% owned by WSLR Hartford LLC; 1% owned by ERI; ownership and operation of real estate

108.	Wright Executive Hotel Limited Partners; Ohio Limited Partnership; 60.50% owned by WSLIC; 0.61% owned by WS Wright Hotel GP, LLC; ownership and operation of real estate

109.	WSA Commons, LLC; Georgia Limited Liability Company; 50% owned by WSLIC; ownership and operation of real estate

110.	WS Airport Exchange GP, LLC; Ohio Limited Liability Company; 100% owned by W&S Real Estate Holdings, LLC; ownership and operation of real estate

111.	WS Columbus Homewood GP, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate

112.	WS Columbus Northwest GP, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate

113.	WS Country Place GP, LLC; Ohio Limited Liability Company; 100% owned by W&S Real Estate Holdings, LLC; ownership and operation of real estate

114.	WS Lookout JV, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate

115.	WSL Partners, L.P.; Delaware Limited Partnership;, general partner is FWCP and investors include WSLIC; private equity fund

116.	WS Wright Hotel GP, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate

117.	WSALD NPH, LLC; Ohio Limited Liability Company; 50% owned by WSLIC; 1% owned by Eagle; ownership and operation of real estate

118.	WSALD CEH, LLC; Ohio Limited Liability Company; 50% owned by WSLIC; ownership and operation of real estate.

119.	WSLR Birmingham LLC; Ohio limited liability company; 100% owned by WSLR LLC; ownership of real estate entity

120.	WSLR Cincinnati LLC; Ohio limited liability company; 100% owned by WSLR LLC; ownership of real estate entity

121.	WSLR Columbus LLC; Ohio limited liability company; 100% owned by WSLR LLC; ownership of real estate entity

122.	WSLR Dallas LLC; Ohio limited liability company; 100% owned by WSLR LLC; ownership of real estate entity

123.	WSLR Hartford LLC; Ohio limited liability company; 100% owned by WSLR LLC; ownership of real estate entity

124.	WSLR Holdings LLC; Delaware limited liability company; 24.49% owned by WSLIC; ownership of real estate entity

125.	WSLR LLC; Delaware limited liability company; 100% owned by WSLR Holdings, LLC; ownership of real estate entities

126.	WSLR Skyport LLC; Ohio limited liability company; 100% owned by WSLR LLC; ownership of real estate entity

127.	WSLR Union LLC; Ohio limited liability company; 100% owned by WSLR LLC; ownership of real estate entity

ITEM 29. The Code of Regulations of Columbus Life Insurance Company provides in Article VI that:

ARTICLE VI

Indemnification and Insurance

Section 1. Indemnification. To the fullest extent not prohibited by applicable law, the corporation shall indemnify each director, officer and employee against any and all costs and expenses (including attorney fees, judgments, fines, penalties, amounts paid in settlement, and other disbursements) actually and reasonably incurred by or imposed upon such director, officer or employee in connection with any action, suit, investigation or proceeding (or any claim or other matter therein), whether civil, criminal, administrative or otherwise in nature, including any settlements thereof or any appeals therein, with respect to which such director, officer or employee is named or otherwise becomes or is threatened to be made a party by reason of being or at any time having been a director, officer or employee of the corporation, or, at the direction or request of the corporation, a director, trustee, officer, administrator, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture or other entity or enterprise including any employee benefit plan; provided, however, that no person shall be indemnified to the extent, if any, that the directors, acting at a meeting at which a quorum of directors who are not parties to or threatened with any such action, suit, investigation or proceeding, determine that such indemnification is contrary to applicable law.

Any director who is a party to or threatened with any such action, suit, investigation or proceeding shall not be qualified to vote; and if for this reason a quorum of directors, who are not disqualified from voting by reason of being parties to or threatened with such action, suit, investigation or proceeding, cannot be obtained, such determination shall be made by three attorneys at law, who have not theretofore represented the corporation in any matter and who shall be selected by all of the officers and directors of the corporation who are not parties to or threatened with any such action, suit, investigation or proceeding. If there are no officers or directors who are qualified to make such selection, the selection shall be made by a Judge of the Court of Common Pleas of Hamilton County, Ohio. Such indemnification shall not be deemed exclusive of any other right to which such director, officer or employee may be entitled under the Articles of Incorporation, this Code of Regulations, any agreement, any insurance purchased by the corporation, vote of shareholders or otherwise.

Section 2. Insurance. The Board of Directors of the corporation may secure and maintain such policies of insurance as it may consider appropriate to insure any person who is serving or has served as a director, officer or employee of the corporation, or who is serving or has served at the request of the corporation as a director, trustee, officer, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture, or other entity or enterprise including any employee benefit plan against any liability asserted against and incurred by such person.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. — PRINCIPAL UNDERWRITERS

(a)       Touchstone Securities, Inc. (“Touchstone”) acts as distributor for Contracts issued under Western-Southern Life Assurance Company Separate Accounts 1 and 2, Columbus Life Insurance Company Separate Account 1, Integrity Life Separate Accounts I, II, and VUL, National Integrity Separate Accounts I, II, and VUL, and as distributor for the shares of several series (Funds) of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, Touchstone Investment Trust, and Touchstone Tax-Free Trust each of which is affiliated with the Depositor.

(b)       Set forth below are the names, principal business addresses and positions of each director and officer of Touchstone Securities.

Name	Position/Office with Touchstone Securities

James N. Clark	Director
400 Broadway
Cincinnati, Ohio 45202

Jill T. McGruder	Director
303 Broadway, Suite 1100
Cincinnati, Ohio 45202

Donald J. Wuebbling	Director
400 Broadway
Cincinnati, Ohio 45202

James H. Grifo	President
303 Broadway, Suite 1100
Cincinnati, OH 45202

Richard K. Taulbee	Vice President
400 Broadway
Cincinnati, Ohio 45202

James J. Vance

Vice President and Treasurer

400 Broadway
Cincinnati, Ohio 45202

Terrie A. Wiedenheft	Chief Financial Officer
303 Broadway, Suite 1100
Cincinnati, Ohio 45202

Rhonda S. Malone	Secretary
400 Broadway
Cincinnati, Ohio 45202

Patricia J. Wilson	Chief Compliance Officer
303 Broadway, Suite 1100
Cincinnati, Ohio 45202

Douglas B. Perry	Assistant Treasurer
400 Broadway
Cincinnati, Ohio 45202

Timothy D. Speed	Assistant Treasurer
400 Broadway
Cincinnati, Ohio 45202

Cheryl J. Stotts	Assistant Treasurer
400 Broadway
Cincinnati, Ohio 45202

(c)           The following table sets forth information about all commissions and compensation received by the principal underwriter, Touchstone Securities, Inc., relating to the Registrant, during the 12-month period ended December 31, 2007.

Net Underwriting Discounts and	Compensation on
Commissions	Redemptions	Brokerage Commissions	Compensation

$0	$-0-	$-0-	$-0-

ITEM 31. — LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Company at 400 East Fourth Street, Cincinnati, Ohio 45202.

ITEM 32. — MANAGEMENT SERVICES

Not Applicable.

ITEM 33. — FEE REPRESENTATION

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Columbus Life Insurance Company represents that, with respect to the Policies registered with the Securities and Exchange Commission by this Registration Statement, as it may be amended, and offered by the Prospectus included in the Registration Statement, all fees and charges imposed for any purpose and in any manner and deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Columbus Life Insurance Company.

UNDERTAKINGS OF THE DEPOSITOR

During any time there are insurance obligations outstanding and covered by the Guarantee issued by The Western and Southern Life Insurance Company (“Western-Southern”), filed as an exhibit to this Registration Statement (the “Western-Southern Guarantee Period”), the Depositor hereby undertakes to provide notice to policyholders covered by the Western-Southern Guarantee promptly after the happening of significant events related to the Western-Southern Guarantee.

These significant events include:  (i) termination of the Western-Southern Guarantee that has a material adverse effect on the policyholders’ rights under the Western-Southern Guarantee; (ii) a default under the Western-Southern Guarantee that has a material adverse effect on the policyholders’ rights under the Western-Southern Guarantee; or (iii) the insolvency of The Western and Southern Life Insurance Company.

Depositor hereby undertakes during the Western-Southern Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements of Western-Southern are current and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of Western-Southern regarding such financial statements.

During the Western-Southern Guarantee Period, the Depositor hereby undertakes to include in the prospectus an offer to supply to policyholders the Statement of Additional Information which shall contain current financial statements of Western-Southern, free of charge upon a policyholder’s request.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbus Life Insurance Company Separate Account 1, certifies that it meets all the requirements for effectiveness of this registration statement under 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Cincinnati and State of Ohio, on the 24th day of April, 2008.

COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1

By:	COLUMBUS LIFE INSURANCE COMPANY

By:	/s/ J.J. Miller

J.J. Miller
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Principal Executive Officer:

/s/ J.J. Miller	April 24, 2008
J.J. Miller
President and Chief Executive Officer

Principal Accounting and Financial Officer:

/s/ Robert L. Walker	April 24, 2008
Robert L. Walker
Senior Vice President and
Chief Financial Officer

Directors:
William J. Williams*	By:	/s/ Edward S. Heenan
John H. Barrett*	Edward S. Heenan
Robert L. Walker*	as attorney in fact*
James N. Clark*	for each Director
Jerry B. Stillwell
J.J. Miller*	April 24, 2008
James K. Risk, III*
Joseph H. Seaman*
Robert B. Truitt*

The Western and Southern Life Insurance Company has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Cincinnati and State of Ohio, on the 24th day of April, 2008.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY

By:	/s/ Edward S. Heenan
Edward S. Heenan
Senior Vice President

Directors:
John F. Barrett		By:	/s/ Edward S. Heenan
Donald A. Bliss		Edward S. Heenan
James N. Clark		Senior Vice President
Jo Ann Davidson		as attorney in fact*
Eugene P. Ruehlmann		for each Director
George H. Walker, III
Thomas L. Williams		April 24, 2008
William J. Williams

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION

(d)(16)	Form of Overloan Protection Rider

(d)(17)	Form of Accelerated Death Benefit Life Plus Rider

(h)(1)	(iv) Form of Shareholder Services Agreement, dated May 1, 2008, between Columbus Life Insuarnce Company and Touchstone Advisors, Inc.

(h)(5)	(i) Form of Amended and Restated Participation Agreement, dated May 1, 2008, between Fidelity Variable Insurance Products Funds, Fidelity Distributors Corporation and Columbus Life Insurance Company

(h)(5)	(iv) Form of Sub-license Agreement, dated May 1, 2008, by and between Fidelity Distributors Corporation and Columbus Life Insurance Company

(h)(13)

(ii)    Form of Amendment to Participation Agreement, dated May 1, 2008, between Columbus Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management Inc.

(h)(13)	(v) Form of Administrative Services Agreement, dated May 1, 2008, between Columbus Life Insurance Company and Morgan Stanley Distribution, Inc.

(h)(13)	(vi) Form of Administrative Services Letter, dated May 1, 2008, between Columbus Life Insurance Company and Morgan Stanley Investment Management, Inc.

(k)(1)	Opinion and Consent of Counsel

(n)(1)	Consent of Independent Registered Public Accounting Firm